                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                      PROSPECTUS SUPPLEMENT JAN. 30, 2008*

FUND (PROSPECTUS DATE)                                                                      PROSPECTUS FORM #
----------------------                                                                      -----------------
RiverSource(R) Variable Portfolio - Balanced Fund (05/01/07)                                 S-6466-99 AA
RiverSource Variable Portfolio - Cash Management Fund (05/01/07)                             S-6466-99 AA
RiverSource Variable Portfolio - Core Bond Fund (05/01/07)                                   S-6466-99 AA
RiverSource Variable Portfolio - Core Equity Fund (05/01/07)                                 S-6347-99 E
RiverSource Variable Portfolio - Diversified Bond Fund (05/01/07)                            S-6466-99 AA
RiverSource Variable Portfolio - Diversified Equity Income Fund (05/01/07)                   S-6466-99 AA
RiverSource Variable Portfolio - Emerging Markets Fund (05/01/07)                            S-6466-99 AA
RiverSource Variable Portfolio - Fundamental Value Fund (05/01/07)                           S-6466-99 AA
RiverSource Variable Portfolio - Global Bond Fund (05/01/07)                                 S-6466-99 AA
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (05/01/07)       S-6466-99 AA
RiverSource Variable Portfolio - Growth Fund (05/01/07)                                      S-6466-99 AA
RiverSource Variable Portfolio - High Yield Bond Fund (05/01/07)                             S-6466-99 AA
RiverSource Variable Portfolio - Income Opportunities Fund (05/01/07)                        S-6466-99 AA
RiverSource Variable Portfolio - International Opportunity Fund (05/01/07)                   S-6466-99 AA
RiverSource Variable Portfolio - Large Cap Equity Fund (05/01/07)                            S-6466-99 AA
RiverSource Variable Portfolio - Large Cap Value Fund (05/01/07)                             S-6466-99 AA
RiverSource Variable Portfolio - Mid Cap Growth Fund (05/01/07)                              S-6466-99 AA
RiverSource Variable Portfolio - Mid Cap Value Fund (05/01/07)                               S-6466-99 AA
RiverSource Variable Portfolio - S&P 500 Index Fund (05/01/07)                               S-6466-99 AA
RiverSource Variable Portfolio - Select Value Fund (05/01/07)                                S-6466-99 AA
RiverSource Variable Portfolio - Short Duration U.S. Government Fund (05/01/07)              S-6466-99 AA
RiverSource Variable Portfolio - Small Cap Advantage Fund (05/01/07)                         S-6466-99 AA
RiverSource Variable Portfolio - Small Cap Value Fund (05/01/07)                             S-6466-99 AA

References to "Fund" throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.

At a Joint Special Meeting of Shareholders of the Funds listed above, held on Jan. 29, 2008, shareholders who owned shares on Nov. 30, 2007, approved the following proposals:

1. The reorganization of each Fund into a corresponding newly-formed series of RiverSource Variable Series Trust, a Massachusetts business trust. The reorganization is expected to take place on Feb. 1, 2008.

2. For RiverSource Variable Portfolio - Core Bond Fund (Core Bond Fund) only, the merger of Core Bond Fund into RiverSource Variable Portfolio - Diversified Bond Fund (Diversified Bond Fund), a fund that seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time. Core Bond Fund invests primarily, and Diversified Bond Fund invests at least 50%, in securities included the Lehman Brothers Aggregate Bond Index, which are investment grade and denominated in U.S. dollars. Unlike Core Bond Fund, which does not invest in securities rated below investment grade, Diversified Bond Fund may invest up to 50% in lower-quality (junk) bonds. The merger is expected to take place in the first quarter of 2008.

--------------------------------------------------------------------------------
* Valid until further notice.

The following information includes unaudited financial highlights of RiverSource Variable Portfolio Funds as of June 30, 2007. This information supplements the "Financial Highlights" section of, and should be maintained with, current prospectuses for RiverSource Variable Portfolio Funds dated May 1, 2007.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). EXCEPT FOR INFORMATION RELATING TO THE SIX-MONTH PERIOD ENDED JUNE 30, 2007, THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT. THE FUND'S ANNUAL AND SEMIANNUAL REPORTS ARE AVAILABLE UPON REQUEST.

RiverSource VP - Balanced Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $15.61              $15.44            $15.18         $14.17         $13.00         $12.32
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .20                 .13               .41            .35            .31            .31
Net gains (losses) (both realized
 and unrealized)                           .46                1.04               .72           1.02           1.17            .82
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .66                1.17              1.13           1.37           1.48           1.13
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.23)               (.10)             (.41)          (.36)          (.31)          (.31)
Distributions from realized gains         (.34)               (.90)             (.46)            --             --           (.14)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.57)              (1.00)             (.87)          (.36)          (.31)          (.45)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $15.70              $15.61            $15.44         $15.18         $14.17         $13.00
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $1,957              $2,071            $2,046         $2,437         $2,664         $2,416
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .84%(e)             .84%(e)           .77%           .82%           .78%           .80%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  2.53%(e)            2.43%(e)          2.63%          2.34%          2.16%          2.48%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    62%                 38%              130%           131%           133%           119%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          4.30%(g)            7.73%(g)          7.76%          9.68%         11.39%          9.40%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Cash Management Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                  $1.00               $1.00             $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .02                 .02               .04            .02             --            .01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.02)               (.02)             (.04)          (.02)            --           (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $1.00               $1.00             $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $1,188              $1,055              $999           $688           $773           $868
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c)                            .60%(d)             .60%(d)           .67%           .70%           .69%           .70%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  4.77%(d)            4.66%(d)          4.01%          1.88%           .47%           .72%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                          2.40%(f)            1.54%(f)          4.01%          1.92%           .48%           .72%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d)  Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(f)  Not annualized.

RiverSource VP - Core Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                  SIX MONTHS ENDED      PERIOD ENDED
                                                   JUNE 30, 2007          DEC. 31,                  YEAR ENDED AUG. 31,
                                                    (UNAUDITED)           2006(B)           2006              2005        2004(C)
Net asset value, beginning of period                    $9.81               $9.77            $10.05         $10.01          $9.98
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .21                 .14               .39            .31            .14
Net gains (losses) (both realized and unrealized)        (.13)                .04              (.26)           .04            .03
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .08                 .18               .13            .35            .17
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.21)               (.14)             (.39)          (.31)          (.14)
Distributions from realized gains                          --                  --              (.02)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.21)               (.14)             (.41)          (.31)          (.14)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.68               $9.81             $9.77         $10.05         $10.01
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $79                 $66               $63            $58            $36
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(d),(e),(f)                                       .83%(g)             .83%(g)           .86%           .95%           .95%(g)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 daily net assets                                       4.43%(g)            4.28%(g)          3.97%          3.10%          2.33%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                             173%                106%              319%           339%           221%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                                          .85%(i)            1.85%(i)          1.38%          3.64%          1.67%(i)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.89% for the six months ended June 30, 2007, 0.93% for the period ended Dec. 31, 2006 and 0.96%, 1.01% and 1.13% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.
(g)  Adjusted to an annual basis.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - Core Equity Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Dec. 31,
                                          2007(l)                    2006                 2005
Net asset value, beginning of period         $10.97                $11.14               $10.64
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .10                   .17                  .16
Net gains (losses) (both realized and
 unrealized)                                    .57                  1.41                  .53
----------------------------------------------------------------------------------------------
Total from investment operations                .67                  1.58                  .69
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.10)                 (.17)                (.16)
Distributions from realized gains              (.79)                (1.58)                (.03)
----------------------------------------------------------------------------------------------
Total distributions                            (.89)                (1.75)                (.19)
----------------------------------------------------------------------------------------------
Net asset value, end of period               $10.75                $10.97               $11.14
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $415                  $432                 $466
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(e),(f)                                 .40%(g),(h),(i)       .40%(g),(h)          .40%(g),(h)
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average daily net assets                     1.84%(i)              1.63%                1.48%
----------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                         34%                   73%                 121%
----------------------------------------------------------------------------------------------
Total return(e)                               6.52%(j),(k)         15.79%(j)             6.57%(j)
----------------------------------------------------------------------------------------------


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Dec. 31,
                                            2004(b)          2004(c)        2004(d)        2003
Net asset value, beginning of period         $10.00           $10.14         $10.14       $7.96
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .05              .01            .06         .01
Net gains (losses) (both realized and
 unrealized)                                    .64             (.15)           .49        2.17
----------------------------------------------------------------------------------------------
Total from investment operations                .69             (.14)           .55        2.18
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.05)              --           (.05)         --
Distributions from realized gains                --               --             --          --
----------------------------------------------------------------------------------------------
Total distributions                            (.05)              --           (.05)         --
----------------------------------------------------------------------------------------------
Net asset value, end of period               $10.64           $10.00         $10.64      $10.14
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $529             $296           $529        $337
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(e),(f)                                 .40%(i)         1.40%(i)        .99%       1.40%
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average daily net assets                     1.73%(i)          .11%(i)        .79%        .08%
----------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                         45%              77%           135%        104%
----------------------------------------------------------------------------------------------
Total return(e)                               6.95%(j),(k)    (1.38%)(k)      5.42%      27.45%
----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent. The per-share information for periods prior to Sept. 10, 2004 have been restated on a 2.793 to 1 exchange ratio to present such information on a comparable basis with the reorganization date net asset value of $10.00 per share.
(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.
(c)  For the period from Jan. 1, 2004 to Sept. 10, 2004.
(d)  For the period from Jan. 1, 2004 to Dec. 31, 2004.
(e) The total return and ratio of expenses for the Fund included management fee only for the periods since Sept. 10, 2004. Previous periods included both management and mortality and expense risk fees under Fund B. Total return does not reflect payment of a sales charge.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.46% for the six months ended June 30, 2007 and 0.45% and 0.45% for the years ended Dec. 31, 2006 and 2005, respectively.
(h) Expense ratio is based on total expense of the Fund before reduction of earnings and bank credits on cash balances.
(i)  Adjusted to an annual basis.
(j) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(k)  Not annualized.
(l)  Six months ended June 30, 2007 (Unaudited).

RiverSource VP - Diversified Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $10.47              $10.39            $10.66         $10.62         $10.40         $10.38
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .24                 .16               .43            .39            .38            .44
Net gains (losses) (both realized
 and unrealized)                          (.14)                .08              (.27)           .06            .22            .02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .10                 .24               .16            .45            .60            .46
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.24)               (.16)             (.43)          (.41)          (.38)          (.44)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $10.33              $10.47            $10.39         $10.66         $10.62         $10.40
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $3,427              $2,745            $2,325         $1,824         $1,696         $1,765
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .73%(e)             .74%(e)           .80%           .82%           .81%           .81%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  4.73%(e)            4.57%(e)          4.15%          3.65%          3.60%          4.23%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                   167%                109%              292%           293%           295%           251%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          1.04%(g)            2.32%(g)          1.58%          4.27%          5.84%          4.50%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Diversified Equity Income Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $15.48              $15.09            $13.83         $11.17          $9.65          $8.41
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .12                 .07               .23            .20            .17            .17
Net gains (losses) (both realized
 and unrealized)                          1.67                1.33              1.80           2.65           1.51           1.24
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          1.79                1.40              2.03           2.85           1.68           1.41
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.14)               (.05)             (.22)          (.19)          (.16)          (.17)
Distributions from realized gains         (.17)               (.96)             (.55)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.31)              (1.01)             (.77)          (.19)          (.16)          (.17)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $16.96              $15.48            $15.09         $13.83         $11.17          $9.65
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $4,087              $3,446            $2,877         $1,679           $843           $370
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .79%(e)             .91%(e)           .91%           .84%           .86%           .76%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  1.56%(e)            1.39%(e)          1.61%          1.66%          1.77%          2.13%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    16%                  5%               27%            25%            19%            39%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                         11.75%(g)            9.37%(g)         15.19%         25.59%         17.53%         17.00%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Emerging Markets Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                                 $17.35              $16.32            $13.14          $9.80          $8.44          $7.04
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .08                (.02)              .09            .06            .09            .04
Net gains (losses) (both realized
 and unrealized)                          2.39                3.21              3.85           3.72           1.39           1.38
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          2.47                3.19              3.94           3.78           1.48           1.42
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.06)                 --              (.06)          (.06)          (.12)          (.02)
Distributions from realized gains        (1.00)              (2.16)             (.70)          (.38)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                      (1.06)              (2.16)             (.76)          (.44)          (.12)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $18.76              $17.35            $16.32         $13.14          $9.80          $8.44
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $685                $548              $427           $192            $46            $16
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.53%(e)            1.51%(e)          1.54%          1.55%          1.61%(f)       1.75%(f)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                   .97%(e)            (.36%)(e)          .68%           .58%           .65%           .67%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    58%                 46%              146%           120%           117%           191%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                         14.94%(h)           20.17%(h)         30.97%         39.60%         17.63%         20.25%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.67% and 2.04% for the years ended Aug. 31, 2004 and 2003, respectively.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.

RiverSource VP - Fundamental Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                             SIX MONTHS ENDED         PERIOD ENDED         YEAR ENDED
                                                              JUNE 30, 2007             DEC. 31,            AUG. 31,
                                                               (UNAUDITED)              2006(B)             2006(C)
Net asset value, beginning of period                              $10.92                 $10.03              $10.06
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         .09                    .03                 .02
Net gains (losses) (both realized and unrealized)                    .62                    .91                (.03)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     .71                    .94                (.01)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                (.09)                  (.02)               (.02)
Distributions from realized gains                                     --                   (.02)                 --
Tax return of capital                                                 --                   (.01)                 --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (.09)                  (.05)               (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.54                 $10.92              $10.03
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $640                   $397                $232
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)                .99%(f)               1.02%(f)            1.07%(f),(g)
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                            1.12%(f)                .83%(f)            1.27%(f)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             2%                     3%                  3%
---------------------------------------------------------------------------------------------------------------------
Total return(h)                                                    6.26%(i)               9.30%(i)            (.05%)(i)
---------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.15% for the period ended Aug. 31, 2006.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - Global Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $10.90              $10.79            $11.02         $10.82         $10.40         $10.02
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .18                 .12               .30            .34            .35            .34
Net gains (losses) (both realized
 and unrealized)                          (.10)                .11              (.17)           .39            .73            .61
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .08                 .23               .13            .73           1.08            .95
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.18)               (.12)             (.31)          (.53)          (.66)          (.57)
Distributions from realized gains           --                  --              (.05)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.18)               (.12)             (.36)          (.53)          (.66)          (.57)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $10.80              $10.90            $10.79         $11.02         $10.82         $10.40
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $944                $782              $692           $575           $409           $312
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.02%(e)            1.00%(e)          1.06%          1.08%          1.08%          1.09%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  3.25%(e)            3.22%(e)          2.85%          2.63%          2.76%          3.08%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    35%                 20%               65%            79%           105%           102%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                           .70%(g)            2.15%(g)          1.27%          6.75%         10.57%          9.56%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Global Inflation Protected Securities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                             SIX MONTHS ENDED      PERIOD ENDED
                                                              JUNE 30, 2007          DEC. 31,          YEAR ENDED AUG. 31,
                                                               (UNAUDITED)           2006(B)              2006        2005(C)
Net asset value, beginning of period                               $9.76              $10.04            $10.19         $10.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         .33                 .06               .47            .32
Net gains (losses) (both realized and unrealized)                   (.34)               (.10)             (.26)           .19
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (.01)               (.04)              .21            .51
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                (.08)               (.24)             (.34)          (.32)
Distributions from realized gains                                     --                  --              (.02)            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (.08)               (.24)             (.36)          (.32)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $9.67               $9.76            $10.04         $10.19
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $837                $582              $403           $116
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)                .72%(f),(g)         .72%(f)           .72%(g)        .75%(f),(g)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                            5.25%(f)            1.09%(f)          4.23%          3.42%(f)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)            34%                 --%               75%            29%
-----------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                    (.16%)(i)           (.49%)(i)         2.18%          5.22%(i)
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.74% for the six months ended June 30, 2007 and 0.77% and 0.87% for the periods ended Aug. 31, 2006 and 2005, respectively.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                  $7.50               $6.93             $6.61          $5.69          $5.45          $5.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .06                 .01               .06            .03            .02            .01
Net gains (losses) (both realized
 and unrealized)                           .37                 .57               .33            .91            .24            .45
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .43                 .58               .39            .94            .26            .46
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.07)               (.01)             (.07)          (.02)          (.02)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $7.86               $7.50             $6.93          $6.61          $5.69          $5.45
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $666                $640              $612           $392           $261           $223
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .96%(e)            1.01%(e)           .91%           .92%           .85%           .99%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  1.53%(e)             .59%(e)          1.04%           .42%           .27%           .20%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    58%                 30%              156%           154%           192%           199%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          5.78%(g)            8.27%(g)          5.79%         16.74%          4.64%          9.29%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - High Yield Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                  $6.85               $6.68             $6.76          $6.60          $6.22          $5.66
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .24                 .16               .47            .44            .47            .48
Net gains (losses) (both realized
 and unrealized)                          (.01)                .19              (.09)           .16            .38            .54
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .23                 .35               .38            .60            .85           1.02
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.24)               (.18)             (.46)          (.44)          (.47)          (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $6.84               $6.85             $6.68          $6.76          $6.60          $6.22
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $1,215              $1,216            $1,192         $1,246         $1,130           $843
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .87%(e)             .88%(e)           .87%           .83%           .82%           .83%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  7.00%(e)            7.35%(e)          7.02%          6.58%          7.30%          8.31%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    52%                 29%              106%           106%           139%           141%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          3.29%(g)            5.43%(g)          5.76%          9.31%         14.03%         18.81%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Income Opportunities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                    SIX MONTHS ENDED      PERIOD ENDED
                                     JUNE 30, 2007          DEC. 31,                  YEAR ENDED AUG. 31,
                                      (UNAUDITED)           2006(B)              2006           2005        2004(C)
Net asset value, beginning of
 period                                  $10.32              $10.08            $10.39         $10.29          $9.93
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .34                 .22               .64            .59            .15
Net gains (losses) (both realized
 and unrealized)                           (.08)                .24              (.26)           .18            .36
-------------------------------------------------------------------------------------------------------------------
Total from investment operations            .26                 .46               .38            .77            .51
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.34)               (.22)             (.64)          (.59)          (.15)
Distributions from realized gains          (.03)                 --              (.05)          (.08)            --
-------------------------------------------------------------------------------------------------------------------
Total distributions                        (.37)               (.22)             (.69)          (.67)          (.15)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.21              $10.32            $10.08         $10.39         $10.29
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $626                $409              $259            $45            $16
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e)                         .91%(f)             .90%(f)           .96%           .99%(g)        .99%(f),(g)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets       6.66%(f)            6.72%(f)          6.39%          5.69%          6.03%(f)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                     45%                 29%               87%            93%            36%
-------------------------------------------------------------------------------------------------------------------
Total return(h)                           2.49%(i)            4.66%(i)          3.76%          7.73%          5.17%(i)
-------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.03% and 1.55% for the periods ended Aug. 31, 2005 and 2004, respectively.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - International Opportunity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $13.19              $12.24            $10.02          $8.23          $7.19          $7.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .11                 .02               .12            .11            .08            .08
Net gains (losses) (both realized
 and unrealized)                          1.20                1.04              2.27           1.80           1.05            .16
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          1.31                1.06              2.39           1.91           1.13            .24
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.11)               (.10)             (.17)          (.12)          (.09)          (.05)
Tax return of capital                       --                (.01)               --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.11)               (.11)             (.17)          (.12)          (.09)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $14.39              $13.19            $12.24         $10.02          $8.23          $7.19
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $1,303              $1,311            $1,266         $1,184           $974           $738
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.02%(e)            1.08%(e)          1.12%          1.04%           .98%          1.06%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  1.55%(e)             .55%(e)          1.04%          1.19%           .99%          1.19%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    47%                 20%               74%            90%           142%           102%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          9.95%(g)            8.72%(g)         23.82%         23.29%         15.77%          3.48%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Large Cap Equity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $25.04              $22.91            $21.48         $19.32         $18.04         $16.48
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .19                 .09               .29            .24            .14            .10
Net gains (losses) (both realized
 and unrealized)                          1.38                2.10              1.43           2.15           1.28           1.56
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          1.57                2.19              1.72           2.39           1.42           1.66
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.22)               (.06)             (.29)          (.23)          (.14)          (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $26.39              $25.04            $22.91         $21.48         $19.32         $18.04
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $3,506              $3,737            $3,733         $2,510         $2,535         $1,982
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .87%(e)             .83%(e)           .82%           .80%           .85%           .85%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  1.44%(e)            1.16%(e)          1.30%          1.13%           .72%           .62%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    35%                 21%               85%           132%           114%           115%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          6.29%(g)            9.59%(g)          8.02%         12.42%          7.87%         10.16%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Large Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                      SIX MONTHS ENDED         PERIOD ENDED
                                       JUNE 30, 2007             DEC. 31,                        YEAR ENDED AUG. 31,
                                        (UNAUDITED)              2006(B)                 2006              2005           2004(C)
Net asset value, beginning of period       $12.23                 $11.71               $10.99            $10.00             $9.99
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .08                    .05                  .17               .14               .05
Net gains (losses) (both realized and
 unrealized)                                  .64                   1.13                  .98              1.06               .02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .72                   1.18                 1.15              1.20               .07
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.08)                  (.05)                (.17)             (.14)             (.06)
Distributions from realized gains            (.05)                  (.61)                (.26)             (.07)               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.13)                  (.66)                (.43)             (.21)             (.06)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $12.82                 $12.23               $11.71            $10.99            $10.00
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $27                    $25                  $21               $15                $7
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e),(f)                      1.05%(g)               1.05%(g)             1.02%             1.05%             1.05%(g)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                1.28%(g)               1.33%(g)             1.55%             1.37%             1.03%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                       23%                    13%                  49%               52%               24%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                             5.92%(i)              10.15%(i)            10.75%            12.04%              .69%(i)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.08% for the period ended June 30, 2007, 1.23% for the period ended Dec. 31, 2006 and 1.20%, 2.55% and 2.85% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.
(g)  Adjusted to an annual basis.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - Mid Cap Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $11.42              $10.96            $12.43         $10.11         $10.09          $8.54
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .03                 .03              (.01)          (.04)          (.05)          (.05)
Net gains (losses) (both realized
 and unrealized)                          1.28                 .91              (.44)          2.36            .07           1.60
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          1.31                 .94              (.45)          2.32            .02           1.55
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.01)               (.03)               --             --             --             --
Distributions from realized gains         (.12)               (.45)            (1.02)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.13)               (.48)            (1.02)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $12.60              $11.42            $10.96         $12.43         $10.11         $10.09
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $653                $690              $709           $255           $225           $170
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .84%(e)             .88%(e)           .92%           .82%           .85%          1.06%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                   .41%(e)             .70%(e)          (.14%)         (.32%)         (.49%)         (.71%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    37%                 24%               43%            34%            25%            19%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                         11.55%(g)            8.54%(g)         (4.43%)        23.03%           .13%         18.20%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Mid Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                             SIX MONTHS ENDED      PERIOD ENDED
                                                              JUNE 30, 2007          DEC. 31,          YEAR ENDED AUG. 31,
                                                               (UNAUDITED)           2006(B)              2006        2005(C)
Net asset value, beginning of period                              $13.49              $12.65            $11.42         $10.15
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         .10                 .05               .09            .01
Net gains (losses) (both realized and unrealized)                   1.96                 .98              1.27           1.28
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    2.06                1.03              1.36           1.29
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                (.05)               (.05)             (.09)          (.02)
Distributions from realized gain                                    (.01)               (.14)             (.04)            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (.06)               (.19)             (.13)          (.02)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $15.49              $13.49            $12.65         $11.42
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $572                $370              $228             $7
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)                .98%(f)            1.07%(f)          1.11%(g)       1.08%(f),(g)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                            1.52%(f)            1.23%(f)          1.02%           .62%(f)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)            17%                  4%               60%             7%
-----------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                   15.41%(i)            8.07%(i)         11.93%         12.70%(i)
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.44% and 2.97% for the periods ended Aug. 31, 2006 and 2005, respectively.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - S&P 500 Index Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                  $9.59               $8.85             $8.30          $7.54          $6.88          $6.24
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .07                 .04               .13            .13            .09            .08
Net gains (losses) (both realized
 and unrealized)                           .57                 .77               .57            .76            .66            .64
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .64                 .81               .70            .89            .75            .72
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.09)               (.03)             (.13)          (.13)          (.09)          (.08)
Distributions from realized gains         (.07)               (.04)             (.02)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.16)               (.07)             (.15)          (.13)          (.09)          (.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $10.07               $9.59             $8.85          $8.30          $7.54          $6.88
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $406                $392              $367           $367           $283           $171
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d),(e)                    .50%(f)             .50%(f)           .50%           .50%           .49%           .50%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  1.45%(f)            1.44%(f)          1.46%          1.65%          1.21%          1.31%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                     2%                  2%                6%             5%            --%             5%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                          6.72%(h)            9.27%(h)          8.38%(i)      11.98%         10.84%         11.51%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.52% for the six months ended June 30, 2007, 0.51% for the period ended Dec. 31, 2006 and 0.53%, 0.56%, 0.57%, and 0.64% for the years ended Aug. 31, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.
(i) The Fund received a one time transaction fee reimbursement by Ameriprise Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.

RiverSource VP - Select Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                         SIX MONTHS ENDED      PERIOD ENDED
                                          JUNE 30, 2007          DEC. 31,                  YEAR ENDED AUG. 31,
                                           (UNAUDITED)           2006(B)              2006           2005        2004(C)
Net asset value, beginning of period          $11.37              $11.72            $11.45          $9.95          $9.98
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .05                 .04               .25            .05            .02
Net gains (losses) (both realized and
 unrealized)                                    1.22                 .79               .44           1.55           (.03)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                1.27                 .83               .69           1.60           (.01)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (.06)               (.03)             (.25)          (.05)          (.02)
Distributions from realized gains               (.11)              (1.15)             (.17)          (.05)            --
------------------------------------------------------------------------------------------------------------------------
Total distributions                             (.17)              (1.18)             (.42)          (.10)          (.02)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $12.47              $11.37            $11.72         $11.45          $9.95
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $33                 $28               $27            $23             $9
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(d),(e),(f)                             1.02%(g)            1.09%(g)          1.08%          1.15%          1.15%(g)
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average daily net assets                       .85%(g)             .95%(g)          2.19%           .45%           .50%(g)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                          45%                112%               35%            31%            13%
------------------------------------------------------------------------------------------------------------------------
Total return(h)                               11.19%(i)            7.13%(i)          6.17%         16.18%          (.11%)(i)
------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.65% for the six months ended June 30, 2007, 1.22% for the period ended Dec. 31, 2006 and 1.19%, 1.17% and 1.97% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.
(g)  Adjusted to an annual basis.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - Short Duration U.S. Government Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $10.13              $10.11            $10.21         $10.34         $10.46         $10.55
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .21                 .13               .36            .27            .25            .27
Net gains (losses) (both realized
 and unrealized)                          (.04)                .02              (.10)          (.13)          (.07)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .17                 .15               .26            .14            .18            .22
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.21)               (.13)             (.36)          (.27)          (.25)          (.27)
Distributions from realized gains           --                  --                --             --           (.05)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.21)               (.13)             (.36)          (.27)          (.30)          (.31)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $10.09              $10.13            $10.11         $10.21         $10.34         $10.46
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $452                $457              $463           $484           $506           $479
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .78%(e)             .77%(e)           .82%           .83%           .82%           .82%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  4.22%(e)            3.97%(e)          3.55%          2.67%          2.36%          2.47%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    80%                 58%              236%           171%           135%           179%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          1.71%(g)            1.55%(g)          2.61%          1.43%          1.70%          2.06%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Small Cap Advantage Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $13.03              $13.80            $15.11         $12.64         $11.25          $8.79
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .02                 .01                --           (.04)          (.05)          (.02)
Net gains (losses) (both realized
 and unrealized)                           .79                1.11               .61           3.14           1.44           2.48
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .81                1.12               .61           3.10           1.39           2.46
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.01)               (.01)               --             --             --             --
Distributions from realized gains         (.59)              (1.88)            (1.92)          (.63)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.60)              (1.89)            (1.92)          (.63)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $13.24              $13.03            $13.80         $15.11         $12.64         $11.25
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $208                $220              $218           $235           $184           $102
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.01%(e)            1.08%(e)          1.06%          1.07%          1.10%          1.19%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                   .33%(e)             .22%(e)          (.02%)         (.28%)         (.42%)         (.20%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    73%                 74%              132%           112%           104%           124%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          6.51%(g)            8.14%(g)          4.40%         24.88%         12.40%         27.96%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Small Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $14.89              $15.06            $14.46         $13.10         $11.39          $9.52
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .04                 .02               .06            .02           (.02)          (.03)
Net gains (losses) (both realized
 and unrealized)                           .95                1.46              1.61           2.53           1.92           1.95
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .99                1.48              1.67           2.55           1.90           1.92
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.06)               (.02)             (.06)          (.01)            --           (.01)
Distributions from realized gains         (.41)              (1.63)            (1.01)         (1.18)          (.19)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.47)              (1.65)            (1.07)         (1.19)          (.19)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $15.41              $14.89            $15.06         $14.46         $13.10         $11.39
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $729                $619              $549           $412           $229           $134
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.27%(e),(f)        1.26%(e),(f)      1.24%(f)       1.28%          1.27%          1.55%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                   .52%(e)             .48%(e)           .41%           .12%          (.20%)         (.43%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    32%                 23%              102%            65%            84%            87%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                          6.76%(h)            9.99%(h)         12.28%         20.02%         16.78%         20.24%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have 1.32% for the six months ended June 30, 2007, 1.32% for the period ended Dec. 31, 2006 and 1.28% for the year ended Aug. 31, 2006.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.

For all Funds except RiverSource Variable Portfolio - Core Equity Fund:

Effective Feb. 1, 2008, the section entitled "Distributions and Taxes" found on page 87p of the prospectus will be revised as follows:

DISTRIBUTIONS AND TAXES

The Funds, other than RiverSource Variable Portfolio - Balanced Fund, RiverSource Variable Portfolio - Diversified Equity Income Fund, RiverSource Variable Portfolio - Fundamental Value Fund, RiverSource Variable
Portfolio - Growth Fund, RiverSource Variable Portfolio - Large Cap Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, RiverSource Variable Portfolio -- Mid Cap Value Fund, RiverSource Variable Portfolio - S&P 500 Index Fund, RiverSource Variable Portfolio - Select Value Fund, RiverSource Variable Portfolio - Small Cap Advantage Fund and RiverSource Variable Portfolio -- Small Cap Value Fund (the non-RIC Funds) will each distribute to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. The non-RIC Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders.

REINVESTMENT

Since all distributions by the Funds are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

For RiverSource Variable Portfolio - Core Equity Fund:

Effective Feb. 1, 2008, the section entitled "Distributions and Taxes" found on page 13p of the RiverSource Variable Portfolio - Core Equity Fund's prospectus will be revised as follows:

DISTRIBUTIONS AND TAXES

RiverSource Variable Portfolio - Core Equity Fund, a so-called disregarded entity for federal income tax purposes, does not expect to make regular distributions to shareholders (variable accounts).

REINVESTMENT

Since all distributions by the Fund are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor. Federal income taxation of the variable account, life insurance company and annuity contract is discussed in your annuity contract prospectus.

For all Funds (back cover of the prospectuses):

Effective Feb. 1, 2008, the Investment Company file number will change to "Investment Company Act File #811-22127".

The language regarding the availability of the Fund's offering documents on the public website has been revised to read as follows:

Since shares of the Funds are offered generally only to insurance company separate accounts to serve as the investment vehicles for variable annuity contracts and for variable life insurance policies, they are not offered to the public. Because of this, the Funds' offering documents and shareholder reports are not available on our public website at riversource.com/funds.

                                                  (RIVERSOURCE INVESTMENTS LOGO)

PROSPECTUS/STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- JAN. 1, 2008*

                                                                                            PROSPECTUS FORM
FUND (PROSPECTUS DATE)                                                                      #
------------------------------------------------------------------------------------------  ----------------
RiverSource(R) Variable Portfolio -- Fundamental Value Fund (05/01/07)                      S-6466-99 AA
RiverSource Variable Portfolio -- Select Value Fund (05/01/07)                              S-6466-99 AA

FUND (PROSPECTUS DATE)                                                                      SAI (DATE) FORM #
------------------------------------------------------------------------------------------  -----------------------
RiverSource(R) Variable Portfolio -- Fundamental Value Fund (05/01/07)                      (05/01/07) S-6466-20 AD
RiverSource Variable Portfolio -- Select Value Fund (05/01/07)                              (05/01/07) S-6466-20 AD

The following changes are effective Jan. 1, 2008:

RIVERSOURCE VARIABLE PORTFOLIO -- FUNDAMENTAL VALUE FUND will compare its performance to the following indexes to provide a more appropriate performance measurement of the Fund:

EXISTING INDEX                                 INDEX EFFECTIVE JAN. 1, 2008
--------------------------------------------------------------------------------------------
S&P 500 Index                                  S&P 500 Index
--------------------------------------------------------------------------------------------
Russell 1000(R) Value Index                    (will be eliminated)
--------------------------------------------------------------------------------------------
Lipper Large-Cap Value Funds Index             Lipper Large-Cap Core Funds Index*
--------------------------------------------------------------------------------------------

* The Lipper Large-Cap Core Funds Index will be used for purposes of determining performance incentive adjustment. The Fund's performance will be compared to a 12 month blended index return that reflects the performance of the Lipper Large-Cap Core Funds Index (current index) for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the Lipper Large-Cap Value Funds Index (prior index) for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

Effective Jan. 1, 2008, the Russell 1000 Value Index is eliminated as the secondary benchmark for the Fund. Information on both indexes will be included for a one year transition period. In the future, however, only the S&P 500 Index, which will continue to be the Fund's primary benchmark, will be included.

RIVERSOURCE VARIABLE PORTFOLIO -- SELECT VALUE FUND will compare its performance to the following indexes to align the benchmarks with the Subadvisers' investment style.

EXISTING INDEX                                 INDEX EFFECTIVE JAN. 1, 2008
--------------------------------------------------------------------------------------------
Russell 3000(R) Value Index                    Russell Midcap Value Index
--------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Index             Lipper Mid-Cap Value Funds Index*
--------------------------------------------------------------------------------------------

* The Lipper Mid-Cap Value Funds Index will be used for purposes of determining performance incentive adjustment. The Fund's performance will be compared to a 12 month blended index return that reflects the performance of the Lipper Mid-Cap Value Funds Index (current index) for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the Lipper Multi-Cap Value Funds Index (prior index) for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The stocks in the index are also members of the Russell 1000 Value Index. The index reflects reinvestment of all distributions and changes in market prices.

The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Multi-Cap Value Funds Index includes the 30 largest multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

Effective Jan. 1, 2008, the Russell 3000 Value Index is replaced with the Russell Midcap Value Index, which will be used as the Fund's primary benchmark going forward. Information on both indexes will be included for a one year transition period. In the future, however, only the Russell Midcap Value Index will be included.

--------------------------------------------------------------------------------
S-6466-104 A (1/08)
* Valid until further notice.

                                                           (RIVERSOURCE(R) LOGO)
                                                                     INVESTMENTS

                   PROSPECTUS SUPPLEMENT -- SEPTEMBER 10, 2007

RiverSource(R) Variable Portfolio -- Income Opportunities Fund
(May 1, 2007)                                                       S-6466-99 AA

EFFECTIVE ON SEPT. 28, 2007:

The Principal Investment Strategies and the Principal Risks sections will be revised as follows:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by:

- Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

- Seeking broad diversification by allocating investments among various sectors, based on the investment manager's assessment of their economic outlook.

Additionally, for bank loans, the investment manager's process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The issuer or the security continues to meet the standards described above.

-    A sector or industry is experiencing change.

-    The interest rate or economic outlook changes.

-    A more attractive opportunity has been identified.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

S-6466-102 A (9/07)

CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt instrument will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loans at prices approximating the value previously placed on them.

HIGHLY LEVERAGED TRANSACTIONS RISK. The high yield debt instruments in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the Fund's investment manager upon its credit analysis to be a suitable investment by the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

INTEREST RATE RISK. The securities in the Fund are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with the fixed income securities in the Fund: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

LIQUIDITY RISK. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. Other debt securities in which the Fund invests may be traded in the over-the counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund's performance.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

                                                           (RIVERSOURCE(R) LOGO)
                                                                     INVESTMENTS

                  PROSPECTUS SUPPLEMENT -- DATED AUG. 13, 2007*

FUND                                                          DATE         FORM #
----                                                          ----         ------
RiverSource  Diversified Bond Fund                       Oct. 30, 2006   S-6495-99 Z
RiverSource Variable Portfolio - Diversified Bond Fund   May 1, 2007     S-6466-99 AA

Effective July 12, 2007, the Principal Investment Strategy section for RiverSource Diversified Bond Fund and RiverSource Variable Portfolio - Diversified Bond Fund was revised as follows:

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The rest of this section remains the same.

S-6466-101 A (8/07)
*    Valid until April 30, 2008.

                                                           (RIVERSOURCE(R) LOGO)
                                                                     INVESTMENTS
                              PROSPECTUS SUPPLEMENT

                               Dated July 30, 2007

RiverSource(R) Variable Portfolio -- High Yield Bond Fund (May 1, 2007) S-6466-99 AA

EFFECTIVE ON OCT. 1, 2007:

The Principal Investment Strategies and the Principal Risks sections will be revised as follows:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund's objectives, the investment manager (RiverSource Investments, LLC) aggressively seeks to earn a high total return, choosing investments by:

-    Reviewing interest rate and economic forecasts.

- Reviewing credit characteristics and capital structures of companies, including an evaluation of any outstanding bank loans or corporate debt securities a company has issued, its relative position in its industry, and its management team's capabilities.

-    Identifying companies that:

     - have medium and low quality ratings or, in the investment manager's opinion, have similar qualities to companies with medium or low quality ratings, even though they are not rated, or have been given a different rating by a rating agency,

     -    have growth potential, or

     - have the potential to increase in value as their credit ratings improve.

- Buying debt instruments that are expected to outperform other debt instruments.

Additionally, for bank loans, the investment manager's process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell an investment, the investment manager considers, among other factors, whether:

-    The interest rate or economic outlook changes.

-    A sector or industry is experiencing change.

-    A security's rating is changed.

-    The security is overvalued relative to alternative investments.

- The company no longer meets the investment manager's performance expectations.

-    The investment manager wishes to lock in profits.

-    The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

S-6466-98 A (7/07)

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt instrument will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loans at prices approximating the value previously placed on them.

HIGHLY LEVERAGED TRANSACTIONS RISK. The high yield debt instruments in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the Fund's investment manager upon its credit analysis to be a suitable investment by the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Hedging Risk. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains.

Correlation Risk. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity Risk. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage Risk. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

INTEREST RATE RISK. The securities in the Fund are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with the fixed income securities in the Fund: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

LIQUIDITY RISK. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. Other debt securities in which the Fund invests may be traded in the over-the counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund's performance.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                    PROSPECTUS SUPPLEMENT -- JULY 16, 2007*

RiverSource Variable Portfolio Funds For RiverSource Variable Portfolio-Small
Cap Value Fund (May 1, 2007)                                        S-6466-99 AA

For RiverSource Variable Portfolio-Small Cap Value Fund -- The "Principal Investment Strategies" section has been revised as follows:

Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. Small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index. At June 30, 2007, the range of the Russell 2000 Value Index was between $15 million and $4.7 billion. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Donald Smith & Co., Inc. (Donald Smith), Franklin Portfolio Associates LLC (Franklin Portfolio Associates), Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley), River Road Asset Management, LLC (River Road) and Denver Investment Advisors LLC (Denver Investment Advisors) (the Subadvisers), which provide day-to-day management for the Fund. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index.

DONALD SMITH

Donald Smith employs a strict bottom-up approach that seeks to invest in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research.

Donald Smith will sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

FRANKLIN PORTFOLIO ASSOCIATES

Franklin Portfolio Associates' investment process is predicated on the belief that it can consistently differentiate between undervalued and overvalued securities. As a result, Franklin Portfolio Associates emphasizes stock selection in the process and limits the over or under exposure to sectors and other factors. Franklin Portfolio Associates uses over 40 measures, including relative value, future value, fundamental momentum, long-term growth, price action and management signals, to determine a stock's attractiveness. As with any investment process, there is no assurance of success.

In order to make legitimate comparisons between stocks that have different characteristics such as industry, style and capitalization, Franklin Portfolio Associates applies a process called Peer Group Relativization to remove certain industry and style effects that can distort a fair comparison across a wide universe of securities. The individual measures are then blended together using a proprietary approach to determine a single score of attractiveness. Using this single score, Franklin Portfolio Associates will rank a universe of over 3,500 stocks from most attractive down to least attractive and group them into deciles. Decile #1 are stocks Franklin Portfolio Associates believes are the most undervalued in the marketplace and most likely to appreciate at a higher rate.

Stocks that fall below the median ranking are automatic sell candidates and the proceeds are reinvested in stocks from the top deciles in the ranking system.

--------------------------------------------------------------------------------
S-6466-94 A (7/07)
Valid until next update
* Destroy April 29, 2008

BARROW, HANLEY

Barrow, Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks. This process is directed toward the discovery of companies in which the value of the underlying business is significantly greater than the market price. This difference in the valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.

Barrow, Hanley screens the universe of roughly 1,600 companies that possess characteristics desired by Barrow, Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow, Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow, Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow, Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow, Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.

RIVER ROAD

River Road selects stocks one at a time based solely on that stock's individual, fundamental merits. River Road's security analysis is conducted in-house and focuses on identifying the most attractive companies that best meet River Road's five critical stock characteristics. The first characteristic is that a security be priced at a discount to the assessment of the firm's Absolute Value. The second characteristic is an attractive business model. River Road seeks to invest in companies with sustainable, predictable, and understandable business models. The third characteristic is shareholder-oriented management. River Road seeks capable, honest management teams with proven experience and a willingness to assume a material stake in their business. Thus, River Road looks for management ownership, stock buybacks, accretive transactions, and dividend raises/initiations. The fourth characteristic is financial strength. River Road seeks companies with attractive cash flow, reasonable debt, and/or undervalued assets on the balance sheet, such as real estate, patents or license. The fifth characteristic River Road looks for is companies with limited Wall Street research coverage, as these stocks often have considerable discovery value and tend to exhibit lower volatility.

There are three general circumstances in which River Road will sell a security:

- Position size exceeds risk management guidelines (a holding will be sold when it achieves price target or becomes too large in the portfolio);

- Declining fundamentals (a stock will be sold if its fundamentals turn negative, and/or gives reason to believe it will not achieve River Road's expectations within an acceptable level of risk); and

- Unacceptable losses accumulate.

DENVER INVESTMENT ADVISORS

Denver Investment Advisors' investment strategy is based on three factors: 1) positive free cash flow and an attractive valuation relative to free cash flow;
2) effective use by management of free cash flow; and 3) a dividend-paying emphasis. Free cash flow is the cash available for the company to create value for shareholders after all cash expenses, taxes and maintenance capital investments are made. The style employs a quantitative model to identify opportunities in the investment universe; however, the process emphasizes independent fundamental research and modeling to analyze securities.

The initial universe consists of dividend-paying public companies within the market capitalization range of the Russell 2000 Value Index. Denver Investment Advisors screens this universe with a proprietary, sector-based multi-factor model that incorporates seven factors per sector. The screen aims to identify stocks that are not only inexpensive, but also have fundamentals (revenues, margins, and asset turnover) that are showing early signs of improvement. The most attractively ranked stocks are candidates for fundamental analysis.

Denver Investment Advisors uses independent fundamental research to identify companies where it believes the early fundamental improvement in free cash flow is sustainable and not yet recognized by the market. The proprietary fundamental model uses three separate approaches to establish intrinsic value: 1) discounted free cash flow analysis; 2) returns-based peer analysis; and 3) cash flow returns and reinvestment opportunities. The greatest weight is placed on the free cash flow valuation. Denver Investment Advisors seeks a 25-30% discount to intrinsic value. In general, stocks with more potential upside are given higher weight.

--------------------------------------------------------------------------------
                                    -- 2 --

There are four reasons in which Denver Investments Advisors will sell a stock:

- Estimate of intrinsic value is reached;

- Changes in fundamentals violate original investment thesis;

- More attractive investment ideas are developed; and

- Stock appreciates out of our market-cap parameters.

For RiverSource Variable Portfolio-Small Cap Value Fund, the information under the "Management" section regarding the Subadvisers for the Fund has been revised as follows:

RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. RiverSource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by each Subadviser and may change these proportions at any time.

The Subadvisers manage a portion of the Fund's assets based upon their experience in managing funds with investment goals and strategies substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with RiverSource Investments' determination of the allocation that is in the best interests of the Fund's shareholders.

DONALD SMITH

Donald Smith, which has served as Subadviser to the Fund since March 2004, is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Donald Smith are:

- Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Mr. Smith accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Mr. Smith received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

- Richard L. Greenberg, CFA, is Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Mr. Greenberg began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Mr. Greenberg graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

FRANKLIN PORTFOLIO ASSOCIATES

Franklin Portfolio Associates, which has served as Subadviser to the Fund since March 2004, is located at One Boston Place, 34th Floor, Boston, Massachusetts. Franklin Portfolio Associates, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Franklin Portfolio Associates are:

- John S. Cone, CFA, Chief Executive Officer, President and Portfolio Manager. Mr. Cone received a BA in economics from Rice University and a MS from Krannert Graduate School of Management at Purdue University where he was honored as a Krannert Associates Fellow. Mr. Cone has an extensive background in computer modeling and quantitative methods. He is a member of the Boston Security Analyst Society, Chicago Quantitative Alliance, and the Q Group. Additionally, he is on the Advisory Board of the Center for Computational Finance and Economic Systems at Rice University.

- Michael F. Dunn, CFA. Mr. Dunn received a BS in mathematics and linguistics from Yale University. Prior to joining Franklin Portfolio Associates, he was responsible for quantitative research and development at Wellington Management Company and previously managed domestic index and derivative portfolios internally for the IBM Retirement Fund.

--------------------------------------------------------------------------------
                                    -- 3 --

- Oliver E. Buckley, Chief Investment Officer. Mr. Buckley received a BS degree in mathematical sciences and an MS in engineering-economic systems both from Stanford University. He received an MBA from the University of California at Berkeley. Prior to joining Franklin Portfolio Associates, Oliver was responsible for research in the Structured Products Group at INVESCO. He also previously served as a portfolio manager at Martingale Asset Management and spent five years at BARRA as the manager of Equity Consulting Services.

- Kristin J. Crawford. Ms. Crawford received a BA in computer science and mathematics from Smith College and an Executive MBA from Suffolk University. Before joining Franklin Portfolio Associates, Kristin was Project Leader for equity development at Standish, Ayer & Wood, and was previously a software developer at The Boston Company Asset Management.

- Langton (Tony) C. Garvin, CFA, Senior Vice President and Portfolio Manager. Mr. Garvin holds his BS from the Skidmore College and an MA from the University of Massachusetts. He also completed postgraduate coursework at the Massachusetts Institute of Technology. He joined Franklin Portfolio Associates in 2004. Prior to joining Franklin Portfolio Associates, he was a portfolio manager at Batterymarch Financial Management. He also previously served as portfolio manager and quantitative analyst at Grantham, Mayo, Van Otterloo and Company and was a consultant at Independence Investment Associates and held responsibilities related to data analysis at Nichols Research Corporation. Mr. Garvin belongs to the Boston Security Analysts Society.

- Patrick M. Slattery, CFA, Vice President/Portfolio Manager. Mr. Slattery received his BA in biology, BS in economics, and MSE in computer science from the University of Pennsylvania. Prior to joining Franklin Portfolio Associates, he was a Senior Vice President at Independence Investment LLC where he was a portfolio manager and quantitative researcher. At Independence he gained extensive experience in the design, development, and maintenance of the technical infrastructure and software applications used to support quantitative research and portfolio management. Mr. Slattery also has software development and application expertise from his time with Edgewater Technology, Inc. and Bachman Information Systems, Inc. He is currently a member of the Boston Security Analysts Society.

BARROW, HANLEY

Barrow, Hanley, which has served as Subadviser to the Fund since March 2004, is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas. Barrow, Hanley, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Barrow, Hanley is an independent-operated subsidiary of Old Mutual Asset Management (US) group of companies. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Barrow, Hanley are:

- James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 35 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.

- John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 31 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.

RIVER ROAD

River Road, which has served as Subadviser to the Fund since April 2006, is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky. River Road, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to River Road are:

- James C. Shircliff, CFA, Chief Executive Officer, Chief Investment Officer. Mr. Shircliff serves as lead portfolio manager for River Road's Small Cap Value and Equity Income Portfolios. Prior to co-founding River Road, Mr. Shircliff served as EVP, Portfolio Manager and Director of Research for SMC Capital, Inc. Mr. Shircliff has more than 34 years of investment management experience. He started his career in 1973 as a research analyst for First Kentucky Trust, where he later served as Director of Research. In 1983, he joined Oppenheimer Management Company as a special situations analyst and, later, Portfolio Manager for Oppenheimer's Target Fund. In 1986, Mr. Shircliff joined Southeastern Asset Management (Longleaf Funds) as Partner, Portfolio Manager and Director of Research. In 1997, he joined SMC Capital, Inc. where he launched River Road's Small Cap Value and Dynamic Equity Income Portfolios. Mr. Shircliff received his BS in finance from the University of Louisville.

--------------------------------------------------------------------------------
                                    -- 4 --

- R. Andrew Beck, President, Senior Portfolio Manager. Mr. Beck serves as President of River Road, where he is responsible for managing the firm's day-to-day operations. Mr. Beck serves as portfolio co-manager for River Road's Small Cap Value Portfolio. Prior to co-founding River Road, Mr. Beck served as senior research analyst and later, SVP and Portfolio Manager for SMC Capital, Inc. Prior to joining SMC Capital, Inc., he held senior-level positions in the manufacturing and media industries. Mr. Beck received his BS in finance from the University of Louisville and his MBA from the F.W. Olin School at Babson College.

- Henry W. Sanders, CFA, Senior Portfolio Manager. Mr. Sanders serves as Senior Portfolio Manager for River Road. In this role, Mr. Sanders is responsible for Co-Managing the firm's Small Cap Value and Equity Income portfolios. Mr. Sanders has 18 years of investment management experience. Prior to co-founding River Road Asset Management, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth SMC. Mr. Sanders has also formerly served as President of Bridges Capital Management, Vice President of PRIMCO Capital Management, and adjunct Professor Finance and Economics at Bellarmine University. Mr. Sanders earned the Chartered Financial Analyst designation
  (CFA) in 1992. He received his B.A. in Business Administration from Bellarmine University and MBA from Boston College.

DENVER INVESTMENTS ADVISORS

Denver Investments Advisors, which has served as Subadviser to the Fund since July 2007, is located at 1225 17th Street, 26th Floor, Denver, CO. Denver Investments Advisors, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The research analysts on the Small-Cap Value team listed below are responsible for the day-to-day management of the portion of the Fund allocated to Denver Investments Advisors. These individuals are further supported by dedicated research analysts who all may recommend purchase and sell decisions for the Fund. Every new investment is presented to the Small-Cap Value team, which reviews investment ideas to determine whether that potential investment is attractive and compatible with the Fund's investment objective. The Small-Cap Value Team typically seeks to reach consensus on all investment decisions.

     - Kris Herrick, CFA, Partner, Director of Value Research. Mr. Herrick joined Denver Investment Advisors' Value Strategies team in 2000. He has nine years of investment experience. Prior to joining Denver Investment Advisors LLC, Mr. Herrick worked as an analyst with Jurika and Voyles. He earned both a B.A. and a B.S. from the University of Northern Colorado. Mr. Herrick holds the Chartered Financial Analyst designation and is a member of the CFA Society of Colorado.

     - Troy Dayton, CFA, Partner, Research Analyst. Mr. Dayton joined Denver Investment Advisors as a Research Analyst with the Value Strategies team in 2002. He has 11 years of investment experience. Prior to joining the firm, he was an Equity Research Analyst with Jurika and Voyles, as well as an Analyst at Dresdner RCM Global Investors. He also worked as a Trading Support Officer for Citibank's Global Asset Management Department in London, England. Mr. Dayton earned his B.S. degree from Colorado State University. Mr. Dayton holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

     - Mark Adelmann, CFA, C.P.A., Partner, Research Analyst. Mr. Adelmann joined the Value Strategies team in 1995. He has 25 years of professional experience. Prior to joining Denver Investment Advisors, Mr. Adelmann worked with Deloitte & Touche for 14 years in auditing and financial reporting. He received his B.S. from Oral Roberts University and is a Certified Public Accountant. Mr. Adelmann is a Chartered Financial Analyst charterholder and a member of the CFA Institute and the CFA Society of Colorado.

     - Derek Anguilm, CFA, Partner, Research Analyst. Mr. Anguilm joined Denver Investment Advisors in 2000. He has eight years of investment experience. Prior to joining Denver Investment Advisors, he was a research assistant at EVEREN Securities. Mr. Anguilm earned a B.S. in Finance at Metropolitan State College of Denver. Mr. Anguilm holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

--------------------------------------------------------------------------------
                                    -- 5 --

                                                  (RIVERSOURCE INVESTMENTS LOGO)

PROSPECTUS SUPPLEMENT -- JUNE 20, 2007*

RiverSource Variable Portfolio Funds
For RiverSource Variable Portfolio-Mid Cap Growth Fund   (May 1, 2007) S-6466-99
AA

For RiverSource Variable Portfolio-Mid Cap Growth Fund, the information under the "Management" section regarding the Portfolio Managers for the Fund has been revised as follows:

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

John K. Schonberg, CFA, Senior Portfolio Manager

- Managed the Fund since 2006.

- Equity Team Leader.

- Joined RiverSource Investments in 1997.

- Began investment career in 1988.

- BS, University of Nebraska.

Sam Murphy, Associate Portfolio Manager

- Managed the Fund since 2007.

- Employed by RiverSource Investments from 1999-2002; returned to RiverSource Investments in 2006 as a Senior Research Analyst.

- Began investment career in 1989.

- MBA, University of Pennsylvania, Wharton School of Business.

Mike Marzolf, Associate Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 2007 as an Associate Portfolio Manager.

- Began investment career in 1998.

- BS, University of St. Thomas.

--------------------------------------------------------------------------------
S-6466-92 A (6/07)
Valid until next update
* Destroy April 29, 2008

Prospectus                                                 (RIVERSOURCE(R) LOGO)
                                                                     INVESTMENTS

RiverSource(R)
Variable Portfolio Funds

Prospectus May 1, 2007

RiverSource(R)Variable Portfolio - Balanced Fund
RiverSource(R)Variable Portfolio - Cash Management Fund
RiverSource(R)Variable Portfolio - Core Bond Fund
RiverSource(R)Variable Portfolio - Diversified Bond Fund
RiverSource(R)Variable Portfolio - Diversified Equity Income Fund
RiverSource(R)Variable Portfolio - Emerging Markets Fund
RiverSource(R)Variable Portfolio - Fundamental Value Fund
RiverSource(R)Variable Portfolio - Global Bond Fund
RiverSource(R)Variable Portfolio - Global Inflation Protected Securities Fund RiverSource(R)Variable Portfolio - Growth Fund
RiverSource(R)Variable Portfolio - High Yield Bond Fund
RiverSource(R)Variable Portfolio - Income Opportunities Fund
RiverSource(R)Variable Portfolio - International Opportunity Fund
RiverSource(R)Variable Portfolio - Large Cap Equity Fund
RiverSource(R)Variable Portfolio - Large Cap Value Fund
RiverSource(R)Variable Portfolio - Mid Cap Growth Fund
RiverSource(R)Variable Portfolio - Mid Cap Value Fund
RiverSource(R)Variable Portfolio - S&P 500 Index Fund
RiverSource(R)Variable Portfolio - Select Value Fund
RiverSource(R)Variable Portfolio - Short Duration U.S. Government Fund RiverSource(R)Variable Portfolio - Small Cap Advantage Fund
RiverSource(R)Variable Portfolio - Small Cap Value Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS

THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS .................................    4P
RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND ...........................    4P
Objective ................................................................    4p
Principal Investment Strategies ..........................................    4p
Principal Risks ..........................................................    5p
Past Performance .........................................................    7p
Management ...............................................................    8p
RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND ....................    9P
Objective ................................................................    9p
Principal Investment Strategies ..........................................    9p
Principal Risks ..........................................................    9p
Past Performance .........................................................   10p
RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND ..........................   11P
Objective ................................................................   11p
Principal Investment Strategies ..........................................   11p
Principal Risks ..........................................................   11p
Past Performance .........................................................   13p
Management ...............................................................   14p
RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND ...................   15P
Objective ................................................................   15p
Principal Investment Strategies ..........................................   15p
Principal Risks ..........................................................   15p
Past Performance .........................................................   17p
Management ...............................................................   18p
RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND ..........   19P
Objective ................................................................   19p
Principal Investment Strategies ..........................................   19p
Principal Risks ..........................................................   19p
Past Performance .........................................................   21p
Management ...............................................................   22p
RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND ...................   23P
Objective ................................................................   23p
Principal Investment Strategies ..........................................   23p
Principal Risks ..........................................................   24p
Past Performance .........................................................   25p
Management ...............................................................   26p
RIVERSOURCE VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND ..................   27P
Objective ................................................................   27p
Principal Investment Strategies ..........................................   27p
Principal Risks ..........................................................   27p
Past Performance .........................................................   28p
Management ...............................................................   28p
RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND ........................   29P
Objective ................................................................   29p
Principal Investment Strategies ..........................................   29p
Principal Risks ..........................................................   29p
Past Performance .........................................................   31p
Management ...............................................................   32p
RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
   FUND ..................................................................   33P
Objective ................................................................   33p
Principal Investment Strategies ..........................................   33p
Principal Risks ..........................................................   33p
Past Performance .........................................................   35p
Management ...............................................................   36p
RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND .............................   37P
Objective ................................................................   37p
Principal Investment Strategies ..........................................   37p
Principal Risks ..........................................................   37p
Past Performance .........................................................   38p
Management ...............................................................   38p
RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND ....................   39P
Objective ................................................................   39p
Principal Investment Strategies ..........................................   39p
Principal Risks ..........................................................   39p
Past Performance .........................................................   41p
Management ...............................................................   42p
RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND ...............   43P
Objective ................................................................   43p
Principal Investment Strategies ..........................................   43p
Principal Risks ..........................................................   43p
Past Performance .........................................................   45p
Management ...............................................................   46p
RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND ..........   47P
Objective ................................................................   47p
Principal Investment Strategies ..........................................   47p
Principal Risks ..........................................................   48p
Past Performance .........................................................   49p
Management ...............................................................   50p
RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ...................   51P
Objective ................................................................   51p
Principal Investment Strategies ..........................................   51p
Principal Risks ..........................................................   51p
Past Performance .........................................................   52p
Management ...............................................................   53p
RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND ....................   54P
Objective ................................................................   54p
Principal Investment Strategies ..........................................   54p
Principal Risks ..........................................................   54p
Past Performance .........................................................   55p
Management ...............................................................   55p
RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND .....................   56P
Objective ................................................................   56p
Principal Investment Strategies ..........................................   56p
Principal Risks ..........................................................   56p
Past Performance .........................................................   57p
Management ...............................................................   57p


2P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND ......................   58P
Objective ................................................................   58p
Principal Investment Strategies ..........................................   58p
Principal Risks ..........................................................   58p
Past Performance .........................................................   59p
Management ...............................................................   60p
RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND ......................   61P
Objective ................................................................   61p
Principal Investment Strategies ..........................................   61p
Principal Risks ..........................................................   61p
Past Performance .........................................................   62p
Management ...............................................................   63p
RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND .......................   64P
Objective ................................................................   64p
Principal Investment Strategies ..........................................   64p
Principal Risks ..........................................................   64p
Past Performance .........................................................   65p
Management ...............................................................   66p
RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND .....   68P
Objective ................................................................   68p
Principal Investment Strategies ..........................................   68p
Principal Risks ..........................................................   68p
Past Performance .........................................................   70p
Management ...............................................................   71p
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND ................   72P
Objective ................................................................   72p
Principal Investment Strategies ..........................................   72p
Principal Risks ..........................................................   72p
Past Performance .........................................................   73p
Management ...............................................................   74p
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND ....................   75P
Objective ................................................................   75p
Principal Investment Strategies ..........................................   75p
Principal Risks ..........................................................   76p
Past Performance .........................................................   77p
Management ...............................................................   78p
FEES AND EXPENSES ........................................................   80P
OTHER INVESTMENT STRATEGIES AND RISKS ....................................   82P
FUND MANAGEMENT AND COMPENSATION .........................................   83P
BUYING AND SELLING SHARES ................................................   86P
Valuing Fund Shares ......................................................   86p
Purchasing Shares ........................................................   86p
Transferring/Selling Shares ..............................................   86p
Market Timing ............................................................   86p
DISTRIBUTIONS AND TAXES ..................................................   87P
FINANCIAL HIGHLIGHTS .....................................................   88P


                           RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 3P

THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS

References to "Fund" throughout this prospectus refer to RiverSource Variable Portfolio - Balanced Fund, RiverSource Variable Portfolio - Cash Management Fund, RiverSource Variable Portfolio - Core Bond Fund, RiverSource Variable Portfolio - Diversified Bond Fund, RiverSource Variable Portfolio - Diversified Equity Income Fund, RiverSource Variable Portfolio - Emerging Markets Fund, RiverSource Variable Portfolio - Fundamental Value Fund, RiverSource Variable Portfolio - Global Bond Fund, RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, RiverSource Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - High Yield Bond Fund, RiverSource Variable Portfolio - Income Opportunities Fund, RiverSource Variable Portfolio - International Opportunity Fund, RiverSource Variable Portfolio - Large Cap Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, RiverSource Variable Portfolio - Mid Cap Value Fund, RiverSource Variable Portfolio - S&P 500 Index Fund, RiverSource Variable Portfolio -Select Value Fund, RiverSource Variable Portfolio - Short Duration U.S. Government Fund, RiverSource Variable Portfolio - Small Cap Advantage Fund and RiverSource Variable Portfolio - Small Cap Value Fund, singularly or collectively as the context requires.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The performance results of each Fund may differ significantly from any publicly-traded retail mutual fund.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF A FUND DIRECTLY. YOU INVEST BY BUYING A VARIABLE ANNUITY CONTRACT OR LIFE INSURANCE POLICY AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE SUBACCOUNT OR VARIABLE ACCOUNT (THE SUBACCOUNTS) THAT INVESTS IN THE FUND.

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND

OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, LLC (RiverSource Investments or investment manager), chooses equity investments by seeking to:

- Identify a variety of large, well-established companies whose underlying fundamentals are stable or are anticipated to become stable, or whose fundamentals are improving.

-    Identify stocks that are undervalued:

     - because they have one or more valuation ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

     - because one or more of their valuation ratios are low relative to historical levels for the stock;

     - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or

     - because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell an equity security, the investment manager considers factors including, among others, whether:

-    The security is overvalued relative to other potential investments.

-    The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- Potential losses, due to factors such as a market down-turn, can be minimized.

In pursuit of the Fund's objective, the investment manager chooses debt investments by:

- Evaluating the debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Lehman Brothers Aggregate Bond Index (the Index).

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

- Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of March 31, 2007 was 4.5 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


4P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

In evaluating whether to sell a debt security, the investment manager considers, among other factors:

- The debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Index.

-    Whether a security's rating is changed or is vulnerable to a change.

-    Whether a sector or industry is experiencing change.

-    Changes in the interest rate or economic outlook.

-    Whether the investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.


                           RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 5P

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


6P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                   RIVERSOURCE VP - BALANCED FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

1997   +19.50%
1998   +15.80%
1999   +14.84%
2000    -2.31%
2001   -10.59%
2002   -12.92%
2003   +20.26%
2004    +9.59%
2005    +3.92%
2006   +14.38%

During the period shown in the bar chart, the highest return for a calendar quarter was +15.66% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -12.37% (quarter ended Sept. 30, 2001).

The Fund's year-to-date return at March 31, 2007 was +0.48%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                          1 YEAR   5 YEARS   10 YEARS
                                                          ------   -------   --------
RiverSource VP - Balanced Fund                            +14.38%   +6.41%     +6.59%
Russell 1000(R) Value Index
   (reflects no deduction for fees, expenses or taxes)    +22.25%  +10.86%    +11.00%
Lehman Brothers Aggregate Bond Index
   (reflects no deduction for fees, expenses or taxes)     +4.33%   +5.06%     +6.24%
Blended Index
   (reflects no deduction for fees, expenses or taxes)    +14.71%   +8.73%     +9.36%
Lipper Balanced Funds Index                               +11.60%   +6.51%     +7.44%

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Blended Index consists of 60% Russell 1000(R) Value Index and 40% Lehman Brothers Aggregate Bond Index.

The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


                           RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 7P

MANAGEMENT

Portfolio Manager(s). The Fund is allocated among equity and fixed income asset classes. Robert Ewing determines the allocations among these asset classes. In addition, Mr. Ewing is responsible for the day-to-day management of the equity portion of the Fund:

Robert Ewing, CFA, Co-Portfolio Manager

-    Managed the equity portion of the Fund since 2002.

-    Joined RiverSource Investments in 2002.

-    Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

-    Began investment career in 1988.

-    BS, Boston College Carroll School of Management.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

-    Co-managed the Fund since 2003.

-    Leader of the liquid assets sector team.

-    Joined RiverSource Investments in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

-    Began investment career in 1988.

-    MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

-    Co-managed the Fund since 2003.

-    Leader of the structured assets sector team.

- Employed by RiverSource Investments from 1979 to 1985 and from 1987 to present.

-    Began investment career in 1979.

-    MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

-    Co-managed the Fund since 2003.

-    Leader of the investment grade corporate bond sector team.

-    Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

-    Began investment career in 1986.

-    MBA, University of Michigan.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


8P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:

- Invests substantially in securities rated in the highest short-term rating category, or deemed of comparable quality by the investment manager, RiverSource Investments.

-    Limits its average portfolio maturity to ninety days or less.

-    Buys obligations with remaining maturities of 397 days or less.

- Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's objective, the investment manager chooses investments by:

- Considering opportunities and risks given current interest rates and anticipated interest rates.

- Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

-    Political, economic, or other events could affect the issuer's performance.

-    The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

REINVESTMENT RISK. The risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.


                           RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 9P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing the variability of performance.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                RIVERSOURCE VP - CASH MANAGEMENT FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

1997   +5.16%
1998   +5.14%
1999   +4.73%
2000   +5.83%
2001   +3.74%
2002   +1.14%
2003   +0.51%
2004   +0.74%
2005   +2.61%
2006   +4.49%

During the period shown in the bar chart, the highest return for a calendar quarter was +1.49% (quarter ended Sept. 30, 2000) and the lowest return for a calendar quarter was +0.09% (quarter ended Sept. 30, 2003).

The Fund's year-to-date return at March 31, 2007 was +1.19%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                        1 YEAR   5 YEARS   10 YEARS
                                        ------   -------   --------
RiverSource VP - Cash Management Fund   +4.49%    +1.89%    +3.40%

YIELD INFORMATION

For current 7-day yield information, call (888) 791-3380.


10P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index) which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

- Evaluating the portfolio's total exposure to the sectors, industries and securities relative to the Index.

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

- Targeting an average portfolio duration within one year of the duration of the Index which, as of March 31, 2007, was 4.5 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

The Fund's investment process employs risk controls that are designed to maintain risk levels to be comparable to the Index. These controls include review of effective duration and limitation on sector allocations, industry concentration and the size of individual positions.

In evaluating whether to sell a security, the investment manager considers, among other factors:

- The portfolio's total exposure to the sectors, industries and securities relative to the Index.

-    Whether a security's rating has changed or is vulnerable to a change.

-    Whether a sector or industry is experiencing change.

-    Changes in the interest rate or economic outlook.

-    Identification of a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 11P

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


12P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                   RIVERSOURCE VP - CORE BOND FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

2005   +1.78%
2006   +3.82%

During the periods shown in the bar chart, the highest return for a calendar quarter was +3.49% (quarter ended Sept. 30, 2006) and the lowest return for a calendar quarter was -0.65% (quarter ended Sept. 30, 2005).

The Fund's year-to-date return as of March 31, 2007 was +1.36%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                         1 YEAR   SINCE INCEPTION
                                                         ------   ---------------
RiverSource VP - Core Bond Fund                          +3.82%      +2.94%(a)
Lehman Brothers Aggregate Bond Index
   (reflects no deduction for fees, expenses or taxes)   +4.33%      +3.52%(b)
Lipper Intermediate Investment Grade Index               +4.47%      +3.50%(b)

(a)  Inception date is Feb. 4, 2004.

(b)  Measurement period started Feb. 1, 2004.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities.

The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 13P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

-    Co-managed the Fund since 2004.

-    Leader of the liquid assets sector team.

-    Joined RiverSource Investments in 2004.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

-    Began investment career in 1988.

-    MBA, Marquette University.

Scott Kirby, Portfolio Manager

-    Co-managed the Fund since 2004.

-    Leader of the structured assets sector team.

- Employed by RiverSource Investments from 1979 to 1985 and from 1987 to the present.

-    Began investment career in 1979.

-    MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

-    Co-managed the Fund since 2004.

-    Leader of the investment grade corporate bond sector team.

-    Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

-    Began investment career in 1986.

-    MBA, University of Michigan.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


14P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest up to 15% of its net assets in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

- Evaluating the portfolio's total exposure to sectors, industries and securities relative to the Index.

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

- Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

- Targeting an average portfolio duration within one year of the duration of the Index which, as of March 31, 2007, was 4.5 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

-    Identification of more attractive investments based on relative value.

- The portfolio's total exposure to sectors, industries and securities relative to the Index.

-    Whether a security's rating has changed or is vulnerable to a change.

-    Whether a sector or industry is experiencing change.

-    Changes in the interest rate or economic outlook.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 15P

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


16P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - DIVERSIFIED BOND FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

1997   +8.83%
1998   +1.51%
1999   +1.70%
2000   +5.41%
2001   +7.67%
2002   +5.53%
2003   +4.48%
2004   +4.48%
2005   +2.12%
2006   +4.41%

During the period shown in the bar chart, the highest return for a calendar quarter was +3.77% (quarter ended Sept. 30, 1997) and the lowest return for a calendar quarter was -2.99% (quarter ended Sept. 30, 1998).

The Fund's year-to-date return at March 31, 2007 was +1.41%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                         1 YEAR   5 YEARS   10 YEARS
                                                         ------   -------   --------
RiverSource VP - Diversified Bond Fund                   +4.41%    +4.20%    +4.59%
Lehman Brothers Aggregate Bond Index
   (reflects no deduction for fees, expenses or taxes)   +4.33%    +5.06%    +6.24%
Lipper Intermediate Investment Grade Index               +4.47%    +4.93%    +5.87%

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 17P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

-    Co-managed the Fund since 2003.

-    Leader of the liquid assets sector team.

-    Joined RiverSource Investments in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

-    Began investment career in 1988.

-    MBA, Marquette University.

Scott Kirby, Portfolio Manager

-    Co-managed the Fund since 2003.

-    Leader of the structured assets sector team.

- Employed by RiverSource Investments from 1979 to 1985 and from 1987 to the present.

-    Began investment career in 1979.

-    MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

-    Co-managed the Fund since 2002.

-    Leader of the investment grade corporate bond sector team.

-    Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

-    Began investment career in 1986.

-    MBA, University of Michigan.

Nicholas Pifer, CFA, Portfolio Manager

-    Co-managed the Fund since 2003.

-    Leader of the global sector team.

-    Joined RiverSource Investments in 2000.

-    Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

-    Began investment career in 1990.

-    MA, Johns Hopkins University School of Advanced International Studies.

Jennifer Ponce de Leon, Portfolio Manager

-    Co-managed the Fund since 2003.

-    Leader of the high yield sector team.

-    Joined RiverSource Investments in 1997.

-    Began investment career in 1989.

-    MBA, De Paul University.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


18P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Because any investment involves risk, achieving these objectives cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by seeking to:

-    Identify stocks that are selling at low prices in relation to:

     -    current and projected earnings;

     -    current and projected dividends; and

     -    historic price levels.

-    Identify companies with moderate growth potential based on:

     -    effective management, as demonstrated by overall performance, and

     -    financial strength.

-    Identify companies with dividend-paying stocks.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to alternative investments.

-    The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The company or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 19P

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


20P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

           RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

2000    -0.78%
2001    +2.14%
2002   -19.03%
2003   +41.16%
2004   +18.20%
2005   +13.50%
2006   +19.75%

During the period shown in the bar chart, the highest return for a calendar quarter was +22.69% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.04% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return at March 31, 2007 was +1.03%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                          1 YEAR   5 YEARS   SINCE INCEPTION
                                                         -------   -------   ---------------
RiverSource VP - Diversified Equity Income Fund          +19.75%   +12.92%      +9.58%(a)
Russell 1000(R) Value Index
   (reflects no deduction for fees, expenses or taxes)   +22.25%   +10.86%      +8.31%(b)
Lipper Equity Income Funds Index                         +18.40%    +8.28%      +6.50%(b)

(a)  Inception date is Sept. 15, 1999.

(b)  Measurement period started Oct. 1, 1999.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 21P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

-    Managed the Fund since 2000.

-    Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

-    Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

-    Began investment career in 1984.

-    MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

-    Managed the Fund since 2003.

-    Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

-    Began investment career in 1981.

-    MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

-    Managed the Fund since 2003.

-    Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

-    Began investment career in 1998.

-    MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Associate Portfolio Manager

-    Managed the Fund since 2006.

-    Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

-    Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

-    Began investment career in 1987.

-    MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


22P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Using the global sector strategy, the Fund's portfolio management team constructs the portfolio by selecting geographic regions in which to invest and by investing in most of the stocks on two core lists of holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

- The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

- The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

     -    Evaluating the opportunities and risks within regions and sectors;

     -    Assessing valuations; and

     - Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

     The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

- Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their perceived ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 23P

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


24P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - EMERGING MARKETS FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

2001    -1.38%
2002    -5.44%
2003   +40.34%
2004   +24.15%
2005   +33.80%
2006   +33.90%

During the period shown in the bar chart, the highest return for a calendar quarter was +22.84% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -18.18% (quarter ended Sept. 30, 2001).

The Fund's year-to-date return at March 31, 2007 was +2.92%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                          1 YEAR   5 YEARS   SINCE INCEPTION
                                                         -------   -------   ---------------
RiverSource VP - Emerging Markets Fund                   +33.90%   +24.17%      +12.07%(a)
MSCI Emerging Markets Index
   (reflects no deduction for fees, expenses or taxes)   +32.59%   +26.97%      +14.12%(b)
Lipper Emerging Markets Funds Index                      +32.07%   +26.94%      +14.15%(b)

(a)  Inception date is May 1, 2000.

(b)  Measurement period started May 1, 2000.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 25P

MANAGEMENT

RiverSource Investments contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund's assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

THREADNEEDLE

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Julian A.S. Thompson, Portfolio Manager

-    Managed the Fund since 2000.

-    Joined Threadneedle in 2003.

- Began investment career in 1993 as an Investment Manager for Stewart Ivory, a Scottish investment company, 1993 to 1999. Portfolio Manager, American Express Asset Management International, 1999 to 2003.

-    BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

-    Managed the Fund since 2003.

-    Joined Threadneedle in 2001 as a fund manager.

- Began investment career in 1997 as an Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

-    BA (Hons) Oxford University 1996.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


26P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest in foreign securities.

RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Davis Selected Advisers, L.P. (Davis) (the Subadviser), which provides day-to-day management of the Fund.

Davis conducts extensive research to try to identify businesses that possess characteristics that may foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis seeks to purchase stocks when the market price is less than Davis' estimate of intrinsic value. Intrinsic value depends upon Davis' estimate of the company's ability to generate increasing levels of free cash flow. In evaluating whether to sell a security, Davis considers, among other factors, whether the stock's market price exceeds Davis' estimate of intrinsic value, or if Davis believes the ratio of the risks and rewards of continuing to own the company is no longer attractive.

Davis has developed a list of ten characteristics that it believes allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, Davis searches for companies that possess a majority or an appropriate mix of these characteristics:

-    Excellent management.

-    Managers who own stock in their own company.

-    Strong returns on investments of an issuer's capital.

-    A lean expense structure.

-    A dominant or growing market share in a growing market.

-    A proven record as an acquirer.

-    A strong balance sheet.

-    Products or services that are not likely to become obsolete.

-    Successful international operations.

-    Innovation in all aspects of operations.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 27P

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. The Subadvisor has historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries. Components of financial services sector risk include (1) the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; (2) the risk that unstable interest rates, and/or rising interest rates, may have a disproportionate effect on companies in the financial services sector; (3) the risk that financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; and (4) the risk that the financial services sector has become increasingly competitive.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full year of operation. The Fund began operations on May 1, 2006.

When available the Fund intends to compare its performance to the performance of Standard & Poor's 500 Index (S&P 500 Index), the Russell 1000(R) Value Index and the Lipper Large-Cap Value Funds Index.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

MANAGEMENT

RiverSource Investments selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board. The Subadviser manages the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

DAVIS

Davis, which has served as Subadviser to the Fund since April 2006, is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona.

Davis, subject to the approval of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the Fund are:

- Christopher C. Davis, Co-Portfolio Manager. Mr. Davis has been a portfolio manager for the Davis New York Venture Fund since October 1995. Mr. Davis has worked as a research analyst and portfolio manager for Davis since 1989.

- Kenneth C. Feinberg, Co-Portfolio Manager. Mr. Feinberg has been a portfolio manager for Davis New York Venture Fund since May 1998. Mr. Feinberg has worked as a research analyst for Davis since 1994.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


28P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

-    Considering opportunities and risks by credit rating and currency.

-    Identifying investment-grade U.S. and foreign bonds.

-    Identifying below investment-grade U.S. and foreign bonds.

- Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued.

-    The security continues to meet the standards described above.

The investment manager monitors the Fund's exposure to interest rate and foreign currency fluctuations. The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 29P

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


30P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                  RIVERSOURCE VP - GLOBAL BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                              (PERFORMANCE GRAPH)

1997    +3.83%
1998    +8.05%
1999    -4.40%
2000    +3.24%
2001    +1.34%
2002   +14.98%
2003   +13.01%
2004   +10.03%
2005    -4.99%
2006    +6.73%

During the period shown in the bar chart, the highest return for a calendar quarter was +7.71% (quarter ended June 30, 2002) and the lowest return for a calendar quarter was -2.94% (quarter ended March 31, 1997).

The Fund's year-to-date return at March 31, 2007 was +1.23%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                         1 YEAR   5 YEARS   10 YEARS
                                                         ------   -------   --------
RiverSource VP - Global Bond Fund                        +6.73%    +7.71%    +4.99%
Lehman Brothers Global Aggregate Index
   (reflects no deduction for fees, expenses or taxes)   +6.64%    +7.85%    +5.52%
Lipper Global Income Funds Index                         +7.21%    +7.60%    +5.14%

The Lehman Brothers Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects the reinvestment of all distributions and changes in market prices.

The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 31P

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

-    Managed the Fund since 2000.

-    Leader of the global sector team.

-    Joined RiverSource Investments in 2000.

-    Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

-    Began investment career in 1990.

-    MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the team that specializes in the sector in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


32P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations. The Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

- Fund assets will be allocated among different countries and different market sectors (including different government or corporate issuers) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments.

- Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.

- The Fund will target an average portfolio duration within one year of the duration of a blended index comprised of 50% of the Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index and 50% of the Lehman Brothers Global Inflation Linked Index (excluding U.S., fully hedged to the U.S. dollar) which, as of March 31, 2007, was 9.06 years on an unadjusted basis, and 6.62 years when adjusted for relative volatility and correlation to traditional government debt securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.

The investment manager may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 33P

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


34P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

     RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                              (PERFORMANCE GRAPH)

2005   +2.80%
2006   +1.19%

During the periods shown in the bar chart, the highest return for a calendar quarter was +3.55% (quarter ended Sept. 30, 2006) and the lowest return for a calendar quarter was -1.84% (quarter ended March 31, 2006).

The Fund's year-to-date return as of March 31, 2007 was +1.07%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                     1 YEAR   SINCE INCEPTION
                                                                     ------   ---------------
RiverSource VP - Global Inflation Protected Securities Fund          +1.19%      +2.98%(a)
Lehman Brothers Global Inflation Linked Index
   (reflects no deduction for fees, expenses or taxes)               +1.24%      +4.52%(b)
Lehman Brothers U.S. Treasury Inflation Protected Securities Index
   (reflects no deduction for fees, expenses or taxes)               +0.48%      +2.60%(b)
Blended Index (reflects no deduction for fees, expenses or taxes)    +0.86%      +3.56%(b)

(a)  Inception date is Sept. 13, 2004.

(b)  Measurement period started Oct. 1, 2004.

The Lehman Brothers Global Inflation Linked Index is an unmanaged index that measures the performance of the inflation protected securities issued in countries around the world, including the United States, the United Kingdom, Canada, Sweden, and France. The index reflects reinvestment of all distributions and changes in market prices.

The Lehman Brothers U.S. Treasury Inflation Protected Securities Index is an unmanaged index that measures the performance of the inflation protected obligations of U.S. Treasury. The index reflects reinvestment of all distributions and changes in market prices.

The Blended Index consists of 50% Lehman Brothers Global Inflation Linked Index (excluding U.S., fully hedged to the U.S. dollar) and 50% Lehman Brothers U.S. Treasury Inflation Protected Securities Index.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 35P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

-    Co-managed the Fund since 2004.

-    Leader of the liquid assets sector team.

-    Joined RiverSource Investments in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

-    Began investment career in 1988.

-    MBA, Marquette University.

Nicholas Pifer, CFA, Portfolio Manager

-    Co-managed the Fund since 2005.

-    Leader of the global sector team.

-    Joined RiverSource Investments in 2000.

-    Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

-    Began investment career in 1990.

-    MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


36P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by identifying companies that the investment manager believes have above-average long-term growth potential based, among other factors, on:

-    Management's track record.

-    Financial strength.

-    Competitive market or product position.

- Technological advantage (more advanced technology or proven technology advantage) over competitors.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to other potential investments.

-    The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

-    The investment manager identifies a more attractive opportunity.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 37P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                    RIVERSOURCE VP - GROWTH FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                              (PERFORMANCE GRAPH)

2000   -19.30%
2001   -30.95%
2002   -26.10%
2003   +21.43%
2004    +8.43%
2005    +8.61%
2006   +11.08%

During the period shown in the bar chart, the highest return for a calendar quarter was +18.16% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -28.79% (quarter ended Sept. 30, 2001).

The Fund's year-to-date return at March 31, 2007 was +0.33%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                         1 YEAR   5 YEARS   SINCE INCEPTION
                                                         ------   -------   ---------------
RiverSource VP - Growth Fund                             +11.08%   +3.26%      -3.23%(a)
Russell 1000(R) Growth Index
   (reflects no deduction for fees, expenses or taxes)    +9.07%   +2.69%      -1.71%(b)
Lipper Large-Cap Growth Funds Index                       +4.72%   +2.01%      -2.25%(b)

(a)  Inception date is Sept. 15, 1999.

(b)  Measurement period started Oct. 1, 1999.

The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the Fund's day-to-day management is:

Nick Thakore, Portfolio Manager

-    Managed the Fund since 2002.

-    Joined RiverSource Investments in 2002.

-    Analyst and Portfolio Manager, Fidelity Investments, 1993 to 2002.

-    Began investment career in 1993.

-    MBA, Wharton School, University of Pennsylvania.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


38P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the Fund's investment manager, RiverSource Investments, chooses investments by:

-    Reviewing interest rate and economic forecasts.

-    Reviewing credit characteristics.

-    Identifying securities and/or companies that:

     -    have medium and low quality ratings,

     - have similar qualities to securities or companies with medium or low quality ratings, in the investment manager's opinion, even though they are not rated or have been given a different rating by a rating agency,

     -    have growth potential,

     - have the potential to increase in value as their credit ratings improve.

-    Buying securities that are expected to outperform other securities.

-    Aggressively managing the Fund to earn a high total return.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

     -    The interest rate or economic outlook changes.

     -    A sector or industry is experiencing change.

     -    A security's rating is changed.

     -    The security is overvalued relative to alternative investments.

     - The company does not meet the investment manager's performance expectations.

     -    The investment manager wishes to lock in profits.

     -    The investment manager identifies a more attractive opportunity.

     - The issuer or the security continues to meet the other standards described above.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 39P

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


40P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                RIVERSOURCE VP - HIGH YIELD BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                              (PERFORMANCE GRAPH)

1997   +13.37%
1998    -4.41%
1999    +6.24%
2000    -9.31%
2001    +4.93%
2002    -6.58%
2003   +25.17%
2004   +11.40%
2005    +4.02%
2006   +10.81%

During the period shown in the bar chart, the highest return for a calendar quarter was +8.97% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -9.38% (quarter ended Sept. 30, 1998).

The Fund's year-to-date return at March 31, 2007 was +3.24%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                         1 YEAR   5 YEARS   10 YEARS
                                                         ------   -------   --------
RiverSource VP - High Yield Bond Fund                    +10.81%   +8.54%    +5.11%
JP Morgan Global High Yield Index
   (reflects no deduction for fees, expenses or taxes)   +11.45%  +10.79%    +6.88%
Lipper High Current Yield Bond Funds Index               +10.17%   +9.08%    +5.04%

The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 41P

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Schroepfer, CFA, Portfolio Manager

-    Managed the Fund since 1999.

-    Member of the high yield sector team.

-    Joined RiverSource Investments in 1990.

-    Began investment career in 1986.

-    MBA, University of Minnesota.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. Mr. Schroepfer is a member of the team that specializes in the sector in which the Fund primarily invests. The team, led by Jennifer Ponce de Leon, collectively determines portfolio strategy. Ms. Ponce de Leon, who holds an MBA from DePaul University, began her investment career in 1989 and joined RiverSource Investments in 1997. She has been leader of the high yield sector team since 2003.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


42P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

- Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations or changes in interest rates or credit quality).

- Seeking broad diversification by allocating investments among various sectors, based on the investment manager's assessment of their economic outlook.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The issuer or the security continues to meet the standards described above.

-    A sector or industry is experiencing change.

-    The interest rate or economic outlook changes.

-    A more attractive opportunity has been identified.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 43P

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


44P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

             RIVERSOURCE VP - INCOME OPPORTUNITIES FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                              (PERFORMANCE GRAPH)

2005   +3.33%
2006   +7.98%

During the periods shown in the bar chart, the highest return for a calendar quarter was +3.49% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -1.24% (quarter ended March 31, 2005).

The Fund's year-to-date return as of March 31, 2007 was +2.73%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                      1 YEAR   SINCE INCEPTION
                                                                      ------   ---------------
RiverSource VP - Income Opportunities Fund                            +7.98%      +8.35%(a)
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index
   (reflects no deduction for fees, expenses or taxes)                +9.27%      +8.77%(b)
Lipper High Current Yield Bond Funds Index                            +10.17%     +9.09%(b)

(a)  Inception date is June 1, 2004.

(b)  Measurement period started June 1, 2004.

The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 45P

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

-    Has managed the Fund since 2004.

-    Member of the high yield sector team.

-    Joined RiverSource Investments in 1994 as a high yield analyst.

-    Began investment career in 1986.

-    MBA, University of Wisconsin - Milwaukee.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. Mr. Lavin is a member of the team that specializes in the sector in which the Fund primarily invests. The team, led by Jennifer Ponce de Leon, collectively determines portfolio strategy. Ms. Ponce de Leon, who holds an MBA from DePaul University, began her investment career in 1989 and joined RiverSource Investments in 1997. She has been leader of the high yield sector team since 2003.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


46P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND

OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential.

The Fund may invest in developed and in emerging markets.

RiverSource Investments serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Threadneedle determines the allocation of the Fund's assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle's regional teams who cover foreign securities are represented.

Using Threadneedle's extensive research, the Fund's portfolio management team constructs the portfolio using two core lists of recommended holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the various regional experts. These discretionary holdings will typically make up a much smaller portion of the Fund.

- The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

- The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

     -    Evaluating the opportunities and risks within regions and sectors;

     -    Assessing valuations; and

     - Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

     The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

- Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their perceived ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 47P

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


48P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

          RIVERSOURCE VP - INTERNATIONAL OPPORTUNITY FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                              (PERFORMANCE GRAPH)

1997    +2.73%
1998   +15.82%
1999   +45.63%
2000   -24.93%
2001   -28.69%
2002   -18.25%
2003   +28.07%
2004   +17.41%
2005   +13.86%
2006   +24.17%

During the period shown in the bar chart, the highest return for a calendar quarter was +31.82% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -21.14% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return at March 31, 2007 was +3.51%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                          1 YEAR   5 YEARS   10 YEARS
                                                          ------   -------   ---------
RiverSource VP - International Opportunity Fund           +24.17%   +11.69%   +4.89%
MSCI EAFE Index
   (reflects no deduction for fees, expenses or taxes)    +26.86%   +15.43%   +8.06%
Lipper International Large-Cap Core Funds Index           +25.11%   +13.60%   +8.92%


The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper International Large-Cap Core Funds Index includes the 30 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 49P

MANAGEMENT

RiverSource Investments contracts with and compensates Threadneedle International Limited (Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund's assets based on its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

THREADNEEDLE

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Alex Lyle, Portfolio Manager

-    Head of managed funds.

-    Managed the Fund since 2003.

- Joined Threadneedle in 1994, where he managed the U.K. equity investments for some large insurance clients and has run a wide range of portfolios.

-    Began investment career in 1980.

-    MA, Oxford University.

Dominic Rossi, Portfolio Manager

-    Head of Global Equities.

-    Managed the Fund since 2003.

-    Joined Threadneedle in 1997 as head of Latin American equities.

-    Began investment career in 1986.

-    MBA, City University, London.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


50P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND

OBJECTIVE

The Fund seeks capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, will hold both growth and value companies and at times may favor one more than the other based on available opportunities.

When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

     -    Effective management.

     -    Financial strength.

     -    Competitive market or product position.

     -    Technological advantage relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

- Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

-    Identifying stocks that are undervalued:

     - because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

     - because one or more of their valuation ratios are low relative to historical levels for the stock;

     - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or

     - because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others whether:

-    The security is overvalued relative to other potential investments.

-    The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- Potential losses, due to factors such as a market down-turn, can be minimized.

-    A more attractive opportunity has been identified.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 51P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - LARGE CAP EQUITY FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

1997   +24.14%
1998   +24.12%
1999   +23.75%
2000   -17.46%
2001   -18.11%
2002   -22.03%
2003   +29.22%
2004    +5.88%
2005    +6.18%
2006   +15.28%

During the period shown in the bar chart, the highest return for a calendar quarter was +26.20% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -17.27% (quarter ended Sept. 30, 2001). The Fund's year-to-date return at March 31, 2007 was +0.30%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                         1 YEAR   5 YEARS   10 YEARS
                                                         ------   -------   --------
RiverSource VP - Large Cap Equity Fund                   +15.28%   +5.48%     +5.34%
Russell 1000(R) Index
   (reflects no deduction for fees, expenses or taxes)   +15.46%   +6.82%     +8.64%
S&P 500 Index
   (reflects no deduction for fees, expenses or taxes)   +15.79%   +6.19%     +8.42%
Lipper Large-Cap Core Funds Index                        +13.39%   +5.00%     +7.27%

The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


52P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:

Robert Ewing, CFA, Portfolio Manager

-    Managed the Fund since 2004.

-    Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

-    Began investment career in 1988.

-    BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

-    Managed the Fund since 2004.

-    Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

-    Began investment career in 1993.

-    MBA, Wharton School at University of Pennsylvania.

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weightings of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 53P

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities, such as preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, seeks to identify companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation. The investment manager selects investments for the Fund by:

- Seeking out a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

-    Identifying stocks that are undervalued:

     - because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

     - because one or more of their valuation ratios are low relative to historical levels for the stock,

     - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

     - because they are undervalued relative to their intrinsic value, as identified by the Fund's manager.

In deciding whether to sell a security, the investment manager considers whether:

-    The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

-    The security is overvalued relative to other potential investments.

-    A more attractive opportunity has been identified.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and, therefore, the value of its stock and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


54P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                RIVERSOURCE VP - LARGE CAP VALUE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

2005    +4.53%
2006   +19.07%

During the periods shown in the bar chart, the highest return for a calendar quarter was +7.55% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -1.11% (quarter ended March 31, 2005).

The Fund's year-to-date return as of March 31, 2007 was -0.05%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                 SINCE
                                                                      1 YEAR   INCEPTION
                                                                      ------   ---------
RiverSource VP - Large Cap Value Fund                                 +19.07%   +11.61%(a)
Russell 1000(R) Value Index
   (reflects no deduction for fees, expenses or taxes)                +22.25%   +14.87%(b)
Lipper Large-Cap Value Funds Index                                    +18.28%   +11.86%(b)

(a)  Inception date is Feb. 4, 2004.

(b)  Measurement period started Feb. 1, 2004.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Robert Ewing, CFA, Portfolio Manager

-    Managed the Fund since 2004.

-    Joined RiverSource Investments in 2002.

-    Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

-    Began investment career in 1988.

-    BS, Boston College Carroll School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 55P

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $1.17 billion to $21.5 billion as of March 31, 2007. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by, among other things:

-    Analyzing a company's:

     -    management's track record;

     -    financial strength;

     - growth potential (on average a company's expected ability to generate future earnings growth of at least 15% per year), and

     -    competitive market position.

- Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

- Considering market trends and identifying opportunities within multiple industries that offer a desirable risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to alternative investments.

- The company has met the investment manager's earnings and/or growth expectations.

- Political, economic, or other events could affect the company's performance.

- The company or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.


56P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                RIVERSOURCE VP - MID CAP GROWTH FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

2002   -13.76%
2003   +22.57%
2004    +9.10%
2005   +10.13%
2006    -0.07%

During the period shown in the bar chart, the highest return for a calendar quarter was +12.45% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -13.46% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return at March 31, 2007 was +3.88%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                              SINCE
                                                         1 YEAR   5 YEARS   INCEPTION
                                                         ------   -------   ---------
RiverSource VP - Mid Cap Growth Fund                      -0.07%  +4.88%     +4.10%(a)
Russell Midcap(R) Growth Index
   (reflects no deduction for fees, expenses or taxes)   +10.66%  +8.22%     +5.52%(b)
Lipper Mid-Cap Growth Funds Index                        +11.02%  +6.09%     +3.52%(b)

(a)  Inception date is May 1, 2001.

(b)  Measurement period started May 1, 2001.

The Russell Midcap(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

John K. Schonberg, Portfolio Manager

-    Managed the Fund since 2006.

-    Equity Team Leader/Product Specialist and Interim Leader of Risk
     Management.

-    Joined RiverSource Investments in 1997.

-    Began investment career in 1988.

-    BS, University of Nebraska.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 57P

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index. At March 31, 2007, the range of the Index was between $1.17 billion and $21.8 billion. The market capitalization range of the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, such as price/earnings ratio, price/book ratio, current and projected earnings, current and projected dividends, and historic price levels.

-    Identify companies with growth potential based on:

     -    effective management, as demonstrated by overall performance, and

     -    financial strength.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to alternative investments.

-    The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The company or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


58P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                 RIVERSOURCE VP - MID CAP VALUE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

2006    +15.32%

During the periods shown in the bar chart, the highest return for a calendar quarter was +8.38%. (quarter ended March 31, 2006) and the lowest return for a calendar quarter was -0.71%. (quarter ended Sept. 30, 2006).

The Fund's year-to-date return as of March 31, 2007 was +4.59%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                    SINCE
                                                         1 YEAR   INCEPTION
                                                         ------   ---------
RiverSource VP - Mid Cap Value Fund                      +15.32%   +20.44%(a)
Russell Midcap(R) Value Index
   (reflects no deduction for fees, expenses or taxes)   +20.22%   +21.33%(b)
Lipper Mid-Cap Value Funds Index                         +15.66%   +17.96%(b)

(a)  Inception date is May 2, 2005.

(b)  Measurement period started May 1, 2005.

The Russell Midcap(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Value Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 59P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

-    Managed the Fund since 2005.

-    Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

-    Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

-    Began investment career in 1984.

-    MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

-    Managed the Fund since 2005.

-    Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

-    Began investment career in 1981.

-    MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

-    Managed the Fund since 2005.

-    Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

-    Began investment career in 1998.

-    MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Associate Portfolio Manager

-    Managed the Fund since 2006.

-    Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

-    Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

-    Began investment career in 1987.

-    MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


60P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager, RiverSource Investments, expects the correlation between the Fund and the S&P 500 to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500 performance to do so, for example, in anticipation of a stock being added to the index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's Board of Directors (Board) will consider alternative arrangements.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency. In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security continues to be included in the index.

- Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

-    A company's market weighting otherwise changes with respect to the index.

- Timing of cash flows in and out of the Fund require the investment manager to sell a security.

For more information on investment strategies and the index, please refer to the SAI. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore will rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 61P

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent ant timing of cash flows in and out of the Fund and changes in the index.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                 RIVERSOURCE VP - S&P 500 INDEX FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

2001   -12.46%
2002   -22.42%
2003   +27.99%
2004   +10.27%
2005    +4.40%
2006   +15.27%

During the period shown in the bar chart, the highest return for a calendar quarter was +15.23% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -17.26% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return at March 31, 2007 was +0.54%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                         1 YEAR   5 YEARS   SINCE INCEPTION
                                                         ------   -------   ---------------
RiverSource VP - S&P 500 Index Fund                      +15.27%   +5.67%      +0.59%(a)
S&P 500 Index
   (reflects no deduction for fees, expenses or taxes)   +15.79%   +6.19%      +1.30%(b)
Lipper S&P 500 Objective Funds Index                     +15.55%   +5.91%      +1.02%(b)

(a)  Inception date is May 1, 2000.

(b)  Measurement period started May 1, 2000.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


62P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

David Factor, CFA, Portfolio Manager

-    Managed the Fund since 2001.

-    Joined RiverSource Investments in 1990.

-    Began investment career in 1996, becoming a quantitative analyst in 1999.

-    BSB, University of Minnesota.

The SAI provides additional information about the portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 63P

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of mid cap companies as well as companies with larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell 3000(R) Value Index. At March 31, 2007, the range of the Index was between $81 million and $432.25 billion. The market capitalization range and the composition of the Russell 3000 Value Index are subject to change.

RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Systematic Financial Management, L.P. (Systematic) and WEDGE Capital Management L.L.P. (WEDGE) (the Subadvisers), which provide day-to-day management for the Fund.

SYSTEMATIC

Systematic's investment strategy originates with a quantitative screening of all companies (U.S. Equity, ADRs and foreign securities traded on U.S. markets) with market capitalization between $1 billion and $15 billion or the upper limit of the Russell MidCap(R) Value Index, which was $21.82 billion as of March 31, 2007. The companies are ranked by attractive valuation and a positive earnings catalyst. The screening process generates a research focus list of approximately 150 companies meriting rigorous fundamental analysis to confirm each stock's value and catalysts for appreciation.

Systematic will sell a stock when price appreciation causes the company valuation to expand to fair value, if other investment opportunities present more attractive prospects from a valuation and expected return basis, if analysis leads to an anticipated downward estimate revision, or in the less likely event of a reported negative earnings surprise.

WEDGE

Focusing on companies that meet their value and financial quality parameters, WEDGE employs comprehensive, qualitative and quantitative analysis, seeking stocks with unrecognized value. WEDGE uses two proprietary, fundamentally-based screening models, using publicly available data on all eligible companies. The fundamental value model identifies stocks with the greatest profit potential, based on projected earnings growth, earnings quality, dividend yields and forward price/earnings ratios. To avoid from investing in financially unsound companies, WEDGE then employs their financial quality model, which focuses on multiple earnings growth, profitability, leverage, and liquidity factors. Stocks are then ranked by both models for relative attractiveness. Analysts then identify those stocks with the greatest perceived profit potential. Areas of emphasis include independent earnings forecasts and financial statement analysis, an evaluation of free cash flow generation and return on invested capital, absolute and relative valuations, industry analysis and competitive positioning, management capabilities and incentives. Companies must be approved for purchase by the firm's Investment Policy Committee.

In order to capture profits, limit losses and ensure style consistency, WEDGE will sell a stock when fair valuation is reached, the original investment thesis for a stock materially deteriorates, an upgrade opportunity develops or the stock's fundamental value model ranking falls to a predetermined level.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


64P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                 RIVERSOURCE VP - SELECT VALUE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

2005    +0.50%
2006   +15.82%

During the periods shown in the bar chart, the highest return for a calendar quarter was +7.23% (quarter ended March 31, 2006) and the lowest return for a calendar quarter was -1.75% (quarter ended March 31, 2005).

The Fund's year-to-date return as of March 31, 2007 was +5.83%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                         1 YEAR   SINCE INCEPTION
                                                         ------   ---------------
RiverSource VP - Select Value Fund                       +15.82%     +10.02%(a)
Russell 3000(R) Value Index
   (reflects no deduction for fees, expenses or taxes)   +22.34%     +14.92%(b)
Lipper Multi-Cap Value Funds Index                       +17.07%     +12.25%(b)

(a)  Inception date is Feb. 4, 2004.

(b)  Measurement period started Feb. 1, 2004.

The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Multi-Cap Value Funds Index includes the 30 largest multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 65P

MANAGEMENT

RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. RiverSource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by each Subadviser and may change these proportions at any time.

The Subadvisers manage the Fund's assets based upon their experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

SYSTEMATIC

Systematic, which has served as Subadviser to the Fund since September 2006, is located at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey. Systematic, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by Systematic consists of:

Ronald M. Mushock, CFA, Portfolio Manager

Ron is a partner in the firm and has lead portfolio management responsibility for all mid and small/mid cap portfolios. Additionally, Ron maintains analyst responsibilities within selected economic sectors. Ron began his career as a quantitative equity analyst with Abel/Noser Corporation, where he specialized in low P/E - Earnings Surprise research. As a financial applications specialist with CSK Software, he developed skills in investment analytics, risk management and technical analysis. Prior to joining Systematic, Ron was an equity analyst with Standard and Poor's Equity Group, where he provided fundamental research coverage for a diverse group of companies spanning a wide range of economic sectors and industries.

Ron is a Chartered Financial Analyst, a member of the Association for Investment Management and Research (AIMR) and a member of the New York Society of Security Analysts (NYSSA). Ron received an M.B.A. in finance and international business from New York University's Stern School of Business, and graduated Summa Cum Laude from Seton Hall University with a B.S. in finance.

D. Kevin McCreesh, CFA, Chief Investment Officer

Kevin is a partner in the firm, and as Chief Investment Officer, has oversight responsibilities for all client portfolios. Although Kevin joined Systematic in 1996, he has been actively involved with Systematic's investment discipline since 1990, as he worked with Joe Joshi at Mitchell Hutchins.

Kevin began his investment career as an analyst in the financial planning and analysis department of IBM's semiconductor manufacturing division. As a senior analyst in Paine Webber's treasury department, and then as controller for Mitchell Hutchins Investment Advisory, Kevin further honed his research and analytical skills. Prior to joining Systematic, he served as equity portfolio manager at Mitchell Hutchins.

Kevin is a Chartered Financial Analyst and a member of the New York Society of Security Analysts (NYSSA). He has an M.B.A. in financial management from Drexel University and a B.S. in geology from the University of Delaware.


66P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

WEDGE

WEDGE, which has served as Subadviser to the Fund since September 2006, is located at 301 South College Street, Suite 2900, Charlotte, North Carolina. WEDGE, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by WEDGE consists of:

R. Michael James, General Partner, has thirty-three years of investment experience and is responsible for portfolio management and client service. Prior to forming WEDGE in 1984, Mike was Director of Fixed Income and Securities Trading at First Union National Bank in Charlotte, where he supervised all fixed income portfolios and managed the commingled fixed income funds. He formerly held senior investment and trust management positions with another North Carolina bank. Mike is a graduate of Louisiana State University's School of Banking of the South and received his Bachelor of Arts degree from Wofford College.

Peter F. Bridge, General Partner, has twenty-five years of investment experience and is responsible for portfolio management and client service. Prior to joining WEDGE in 1997, Pete was a Principal and Fixed Income Partner with Barrow, Hanley, Mewhinney & Strauss, Inc. in Dallas, Texas. Pete also served as a consultant to institutional investment managers while employed by SEI Corporation. Pete received a Bachelor of Arts degree in Economics from the University of Arkansas and his Master of Business Administration from Southern Methodist University.

Paul M. VeZolles, CFA, General Partner, has twenty-one years of investment experience and is responsible for equity research on companies with market capitalizations between $1.0 billion and $15.0 billion. Prior to joining WEDGE in 1995, Paul was an Equity Analyst at Palley-Needelman Asset Management in Newport Beach, California, and an Equity Analyst with CMB Investment Counselors in Los Angeles. Paul received his Bachelor of Arts degree in Economics from Indiana University and his Master of Arts in Economics from DePaul University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 67P

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may also invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie
Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

-    Reviewing credit characteristics and the interest rate outlook.

- Identifying and buying securities that are high quality or have similar qualities, in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency.

Under normal market conditions, the Fund will maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to alternative investments.

-    The investment manager wishes to lock-in profits.

-    Changes in the interest rate or economic outlook.

-    The investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.


68P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 69P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

        RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

2000   +8.47%
2001   +6.29%
2002   +5.83%
2003   +1.52%
2004   +0.85%
2005   +1.58%
2006   +3.84%

During the period shown in the bar chart, the highest return for a calendar quarter was +3.25% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -1.14% (quarter ended June 30, 2004).

The Fund's year-to-date return at March 31, 2007 was +1.34%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                          1 YEAR   5 YEARS   SINCE INCEPTION
                                                          ------   -------   ---------------
RiverSource VP - Short Duration U.S. Government Fund       +3.84%   +2.70%      +3.93%(a)
Lehman Brothers 1-3 Year Government Index
   (reflects no deduction for fees, expenses or taxes)     +4.12%   +2.97%      +4.40%(b)
Lipper Short U.S. Government Funds Index                   +4.02%   +2.67%      +3.98%(b)

(a)  Inception date is Sept. 15, 1999.

(b)  Measurement period started Oct. 1, 1999.

The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


70P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Scott Kirby, Portfolio Manager

-    Began managing the Fund in 2001.

-    Leader of the structured assets sector team.

- Employed by RiverSource Investments from 1979 to 1985 and from 1987 to present.

-    Began investment career in 1979.

-    MBA, University of Minnesota.

Jamie Jackson, CFA, Portfolio Manager

-    Began managing the Fund in 2003.

-    Leader of the liquid assets sector team.

-    Joined RiverSource Investments in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

-    Began investment career in 1988.

-    MBA, Marquette University.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 71P

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the subadviser, Kenwood Capital Management LLC (Kenwood or the Subadviser), an indirect subsidiary of Ameriprise Financial, Inc., which provides day-to-day management of the Fund. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks across a wide range of industries.

KENWOOD

Kenwood buys stocks based on a largely quantitative analysis of valuation and earnings. This selection discipline favors companies that exhibit:

- Attractive valuations, based on measures such as the ratio of stock price to company earnings or free cash flow per share.

- Improving earnings, based on trends in analysts' estimates or earnings that were better than expected.

Kenwood will normally sell a stock holding if:

-    The stock becomes expensive relative to other stocks in the sector.

-    The company's financial performance fails to meet expectations.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weight placed on each factor, and changing sources of market returns, among others. There can be no assurance that this methodology will enable the Fund to achieve its objective.


72P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

             RIVER SOURCE VP - SMALL CAP ADVANTAGE FUND PERFORMANCE
                            (BASED ON CALENDER YEARS)

                               (PERFORMANCE GRAPH)

2000    +4.16%
2001    -6.53%
2002   -17.06%
2003   +47.85%
2004   +18.54%
2005    +4.83%
2006   +11.69%

During the period shown in the bar chart, the highest return for a calendar quarter was +22.00% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -19.29% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return at March 31, 2007 was +1.32%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                         1 YEAR   5 YEARS   SINCE INCEPTION
                                                         ------   -------   ---------------
RiverSource VP - Small Cap Advantage Fund                +11.69%   +11.22%      +9.03%(a)
Russell 2000(R) Index
   (reflects no deduction for fees, expenses or taxes)   +18.37%   +11.39%     +10.17%(b)
Lipper Small-Cap Core Funds Index                        +13.70%   +10.50%     +11.80%(b)

(a)  Inception date is Sept. 15, 1999.

(b)  Measurement period started Oct. 1, 1999.

The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 73P

MANAGEMENT

RiverSource Investments selects, contracts with and compensates the Subadviser to manage the investments of the Fund's assets. RiverSource Investments monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of Kenwood, and reports periodically to the Board. The Subadviser manages the Fund's assets based upon its experience in managing portfolios with investment goals and strategies substantially similar to those of the Fund.

KENWOOD

Kenwood, Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, Minnesota 55402, is an indirect subsidiary of Ameriprise Financial, Inc. The portfolio managers responsible for the day-to-day management of the Fund are:

Jake Hurwitz, CFA, Portfolio Manager

-    Managed the Fund since 1999.

-    Principal of Kenwood Capital Management LLC, since 1998.

- Senior Vice President and Senior Portfolio Manager, Travelers Investment Management Company, 1991 to 1998.

-    Began investment career in 1979.

-    MA, University of California; MBA, New York University.

Kent Kelley, CFA, Portfolio Manager

-    Managed the Fund since 1999.

-    Principal of Kenwood Capital Management LLC, since 1998.

-    Chief Executive Officer, Travelers Investment Management Company, 1995 to
     1998.

-    Began investment career in 1978.

-    MA, Yale University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


74P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. Small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index. At March 31, 2007, the range of the Russell 2000 Value Index was between $81 million and $3.76 billion. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Donald Smith & Co., Inc. (Donald Smith), Franklin Portfolio Associates LLC (Franklin Portfolio Associates), Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley) and River Road Asset Management, LLC (River Road) (the Subadvisers), which provide day-to-day management for the Fund. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index.

DONALD SMITH

Donald Smith employs a strict bottom-up approach that seeks to invest in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research. Donald Smith will sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

FRANKLIN PORTFOLIO ASSOCIATES

Franklin Portfolio Associates' investment process is predicated on the belief that it can consistently differentiate between undervalued and overvalued securities. As a result, Franklin Portfolio Associates emphasizes stock selection in the process and limits the over or under exposure to sectors and other factors. Franklin Portfolio Associates uses over 40 measures, including relative value, future value, fundamental momentum, long-term growth, price action and management signals, to determine a stock's attractiveness. As with any investment process, there is no assurance of success.

In order to make legitimate comparisons between stocks that have different characteristics such as industry, style and capitalization, Franklin Portfolio Associates applies a process called Peer Group Relativization to remove certain industry and style effects that can distort a fair comparison across a wide universe of securities. The individual measures are then blended together using a proprietary approach to determine a single score of attractiveness. Using this single score, Franklin Portfolio Associates will rank a universe of over 3,500 stocks from most attractive down to least attractive and group them into deciles. Decile #1 are stocks Franklin Portfolio Associates believes are the most undervalued in the marketplace and most likely to appreciate at a higher rate.

Stocks that fall below the median ranking are automatic sell candidates and the proceeds are reinvested in stocks from the top deciles in the ranking system.

BARROW, HANLEY

Barrow, Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks. This process is directed toward the discovery of companies in which the value of the underlying business is significantly greater than the market price. This difference in the valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 75P

Barrow, Hanley screens a universe of roughly 1,600 companies that possess characteristics desired by Barrow, Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow, Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow, Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow, Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow, Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.

RIVER ROAD

River Road selects stocks one at a time based solely on that stock's individual, fundamental merits. River Road's security analysis is conducted in-house and focuses on identifying the most attractive companies that best meet River Road's five critical stock characteristics. The first characteristic is that a security be priced at a discount to the assessment of the firm's Absolute Value. The second characteristic is an attractive business model. River Road seeks to invest in companies with sustainable, predictable, and understandable business models. The third characteristic is shareholder-oriented management. River Road seeks capable, honest management teams with proven experience and a willingness to assume a material stake in their business. Thus, River Road looks for management ownership, stock buybacks, accretive transactions, and dividend raises/initiations. The fourth characteristic is financial strength. River Road seeks companies with attractive cash flow, reasonable debt, and/or undervalued assets on the balance sheet, such as real estate, patents or license. The fifth characteristic River Road looks for is companies with limited Wall Street research coverage, as these stocks often have considerable discovery value and tend to exhibit lower relative volatility.

There are three general circumstances in which River Road will sell a security:

- Position size exceeds risk management guidelines (a holding will be sold when it achieves price target or becomes too large in the portfolio);

- Declining fundamentals (a stock will be sold if its fundamentals turn negative, and/or gives reason to believe it will not achieve River Road's expectations within an acceptable level of risk); and

-    Unacceptable losses accumulate.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore the value of its stocks or bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


76P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                RIVERSOURCE VP - SMALL CAP VALUE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

2002   -12.13%
2003   +37.86%
2004   +20.01%
2005    +5.77%
2006   +20.25%

During the period shown in the bar chart, the highest return for a calendar quarter was +18.76% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.23% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return at March 31, 2007 was +3.39%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                              SINCE
                                                         1 YEAR   5 YEARS   INCEPTION
                                                         ------   -------   ---------
RiverSource VP - Small Cap Value Fund                    +20.25%  +13.08%   +13.53%(a)
Russell 2000(R) Value Index
   (reflects no deduction for fees, expenses or taxes)   +23.48%  +15.37%   +15.16%(b)
Lipper Small-Cap Value Funds Index                       +17.13%  +14.75%   +14.59%(b)

(a)  Inception date is Aug. 14, 2001.

(b)  Measurement period started Sept. 1, 2001.

The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 77P

MANAGEMENT

RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. RiverSource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by each Subadviser and may change these proportions at any time.

The Subadvisers manage a portion of the Fund's assets based upon their respective experience in managing funds with investment goals and strategies substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with RiverSource Investments' determination of the allocation that is in the best interests of the Fund's shareholders.

DONALD SMITH

Donald Smith, which has served as Subadviser to the Fund since March 2004, is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Donald Smith are:

- Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Mr. Smith accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Mr. Smith received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

- Richard L. Greenberg, CFA, Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Mr. Greenberg began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Mr. Greenberg graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

FRANKLIN PORTFOLIO ASSOCIATES

Franklin Portfolio Associates, which has served as Subadviser to the Fund since March 2004, is located at One Boston Place, 34th Floor, Boston, Massachusetts. Franklin Portfolio Associates, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Franklin Portfolio Associates are:

- John S. Cone, CFA, Chief Executive Officer, President and Portfolio Manager. Mr. Cone received a BA in economics from Rice University and a MS from Krannert Graduate School of Management at Purdue University where he was honored as a Krannert Associates Fellow. Mr. Cone has an extensive background in computer modeling and quantitative methods. He is a member of the Boston Security Analyst Society, Chicago Quantitative Alliance, and the Q Group. Additionally, he is on the Advisory Board of the Center for Computational Finance and Economic Systems at Rice University.

- Michael F. Dunn, CFA. Mr. Dunn received a BS in mathematics and linguistics from Yale University. Prior to joining Franklin Portfolio Associates, he was responsible for quantitative research and development at Wellington Management Company and previously managed domestic index and derivative portfolios internally for the IBM Retirement Fund.

- Oliver E. Buckley, Chief Investment Officer. Mr. Buckley received a BS degree in mathematical sciences and an MS in engineering-economic systems both from Stanford University. He received an MBA from the University of California at Berkeley. Prior to joining Franklin Portfolio Associates, Oliver was responsible for research in the Structured Products Group at INVESCO. He also previously served as a portfolio manager at Martingale Asset Management and spent five years at BARRA as the manager of Equity Consulting Services.

- Kristin J. Crawford. Ms. Crawford received a BA in computer science and mathematics from Smith College and an Executive MBA from Suffolk University. Before joining Franklin Portfolio Associates, Kristin was Project Leader for equity development at Standish, Ayer & Wood, and was previously a software developer at The Boston Company Asset Management.

- Langton (Tony) C. Garvin, CFA, Senior Vice President and Portfolio Manager. Mr. Garvin holds his BS from the Skidmore College and an MA from the University of Massachusetts. He also completed postgraduate coursework at the Massachusetts Institute of Technology. He joined Franklin Portfolio Associates in 2004. Prior to joining Franklin Portfolio Associates, he was a portfolio manager at Batterymarch Financial Management. He also previously served as portfolio manager and quantitative analyst at Grantham, Mayo, Van Otterloo and Company and was a consultant at Independence Investment Associates and held responsibilities related to data analysis at Nichols Research Corporation. Mr. Garvin belongs to the Boston Security Analysts Society.


78P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

- Patrick M. Slattery, CFA, Vice President/Portfolio Manager. Mr. Slattery received his BA in biology, BS in economics, and MSE in computer science from the University of Pennsylvania. Prior to joining Franklin Portfolio Associates, he was a Senior Vice President at Independence Investment LLC where he was a portfolio manager and quantitative researcher. At Independence he gained extensive experience in the design, development, and maintenance of the technical infrastructure and software applications used to support quantitative research and portfolio management. Mr. Slattery also has software development and application expertise from his time with Edgewater Technology, Inc. and Bachman Information Systems, Inc. He is currently a member of the Boston Security Analysts Society.

BARROW, HANLEY

Barrow, Hanley, which has served as Subadviser to the Fund since March 2004, is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas. Barrow, Hanley, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Barrow, Hanley is an independently-operated subsidiary of Old Mutual Asset Management (US) group of companies. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Barrow, Hanley are:

- James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 35 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.

- John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 31 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.

RIVER ROAD

River Road, which has served as Subadviser to the Fund since April 2006, is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky. River Road, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to River Road are:

- James C. Shircliff, CFA, Chief Executive Officer, Chief Investment Officer. Mr. Shircliff serves as lead portfolio manager for River Road's Small Cap Value and Equity Income Portfolios. Prior to co-founding River Road, Mr. Shircliff served as EVP, Portfolio Manager and Director of Research for SMC Capital, Inc. Mr. Shircliff has more than 34 years of investment management experience. He started his career in 1973 as a research analyst for First Kentucky Trust, where he later served as Director of Research. In 1983, he joined Oppenheimer Management Company as a special situations analyst and, later, Portfolio Manager for Oppenheimer's Target Fund. In 1986, Mr. Shircliff joined Southeastern Asset Management (Longleaf Funds) as Partner, Portfolio Manager and Director of Research. In 1997, he joined SMC Capital, Inc. where he launched River Road's Small Cap Value and Dynamic Equity Income Portfolios. Mr. Shircliff received his BS in finance from the University of Louisville.

- R. Andrew Beck, President, Senior Portfolio Manager. Mr. Beck serves as President of River Road, where he is responsible for managing the firm's day-to-day operations. Mr. Beck serves as portfolio co-manager for River Road's Small Cap Value Portfolio. Prior to co-founding River Road, Mr. Beck served as senior research analyst and later, SVP and Portfolio Manager for SMC Capital, Inc. Prior to joining SMC Capital, Inc., he held senior-level positions in the manufacturing and media industries. Mr. Beck received his BS in finance from the University of Louisville and his MBA from the F.W. Olin School at Babson College.

- Henry W. Sanders, CFA, Senior Portfolio Manager. Mr. Sanders serves as Senior Portfolio Manager for River Road. In this role, Mr. Sanders is responsible for Co-Managing the firm's Small Cap Value and Equity Income portfolios. Mr. Sanders has 18 years of investment management experience. Prior to co-founding River Road Asset Management, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth SMC. Mr. Sanders has also formerly served as President of Bridges Capital Management, Vice President of PRIMCO Capital Management, and adjunct Professor Finance and Economics at Bellarmine University. Mr. Sanders earned the Chartered Financial Analyst designation (CFA) in 1992. He received his B.A. in Business Administration from Bellarmine University and MBA from Boston College.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 79P

FEES AND EXPENSES

Because the Funds are the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fees or sales charges imposed by your annuity contract or life insurance policy. Expenses are based on the Fund's most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                  DISTRIBUTION
                                                      MANAGEMENT     (12B-1)       OTHER            FEE WAIVER/EXPENSE     NET
FUND                                                    FEES(a)      FEES(b)    EXPENSES(c)  TOTAL   REIMBURSEMENT(k)   EXPENSES
----                                                  ----------  ------------  -----------  -----  ------------------  --------
RiverSource VP - Balanced Fund                         0.56%(j)       0.13%        0.15%     0.84%         0.00%          0.84%
RiverSource VP - Cash Management Fund                  0.33%          0.13%        0.14%     0.60%         0.00%          0.60%
RiverSource VP - Core Bond Fund                        0.48%          0.13%        0.32%     0.93%         0.10%          0.83%
RiverSource VP - Diversified Bond Fund                 0.46%          0.13%        0.15%     0.74%         0.00%          0.74%
RiverSource VP - Diversified Equity Income Fund        0.64%(j)       0.13%        0.14%     0.91%         0.00%          0.91%
RiverSource VP - Emerging Markets Fund(d)              1.13%(j)       0.13%        0.25%     1.51%         0.00%          1.51%
RiverSource VP - Fundamental Value Fund(e)             0.72%(i)       0.13%        0.17%     1.02%         0.00%          1.02%
RiverSource VP - Global Bond Fund                      0.70%          0.13%        0.17%     1.00%         0.00%          1.00%
RiverSource VP - Global Inflation
   Protected Securities Fund                           0.44%          0.13%        0.15%     0.72%         0.00%          0.72%
RiverSource VP - Growth Fund                           0.71%(j)       0.13%        0.17%     1.01%         0.00%          1.01%
RiverSource VP - High Yield Bond Fund                  0.59%          0.13%        0.16%     0.88%         0.00%          0.88%
RiverSource VP - Income Opportunities Fund             0.61%          0.13%        0.16%     0.90%         0.00%          0.90%
RiverSource VP - International Opportunity Fund(d)     0.76%(j)       0.13%        0.19%     1.08%         0.00%          1.08%
RiverSource VP - Large Cap Equity Fund                 0.57%(j)       0.13%        0.13%     0.83%         0.00%          0.83%
RiverSource VP - Large Cap Value Fund                  0.60%          0.13%        0.50%     1.23%         0.18%          1.05%
RiverSource VP - Mid Cap Growth Fund                   0.60%(i)       0.13%        0.15%     0.88%         0.00%          0.88%
RiverSource VP - Mid Cap Value Fund                    0.72%(j)       0.13%        0.22%     1.07%         0.00%          1.07%
RiverSource VP - S&P 500 Index Fund                    0.22%          0.13%        0.16%     0.51%         0.01%          0.50%
RiverSource VP - Select Value Fund(f)                  0.72%(i)       0.13%        0.37%     1.22%         0.28%          0.94%
RiverSource VP - Short Duration U.S. Government Fund   0.48%          0.13%        0.16%     0.77%         0.00%          0.77%
RiverSource VP - Small Cap Advantage Fund(g)           0.72%(i)       0.13%        0.23%     1.08%         0.00%          1.08%
RiverSource VP - Small Cap Value Fund(h)               1.00%(j)       0.13%        0.19%     1.32%         0.07%          1.25%

(a)  The Fund pays RiverSource Investments a fee for managing its assets.

(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays RiverSource Distributors, Inc. an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses. Other expenses, except for RiverSource VP - Cash Management Fund, may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

(d) RiverSource Investments pays Threadneedle a fee for sub-investment advisory services. Threadneedle (60 St. Mary Axe, London EC3A 8OQ, England) is an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.

(e) RiverSource Investments pays Davis a fee for sub-investment advisory services.

(f) RiverSource Investments pays Systematic and WEDGE a fee for sub-investment advisory services.

(g) RiverSource Investments pays Kenwood a fee for sub-investment advisory services. Kenwood (Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, MN 55402) is an indirect subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.

(h) RiverSource Investments pays Donald Smith, Franklin Portfolio Associates, Barrow, Hanley and River Road a fee for sub-investment advisory services.

(i) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource VP - Fundamental Value Fund, 0.10% for RiverSource VP - Mid Cap Growth Fund, 0.06% for RiverSource VP - Select Value Fund and 0.07% for RiverSource VP - Small Cap Advantage Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index for RiverSource VP - Fundamental Value Fund; the Lipper Mid-Cap Growth Funds Index for RiverSource VP - Mid Cap Growth Fund; the Lipper Multi-Cap Value Funds Index for RiverSource VP - Select Value Fund and the Lipper Small-Cap Core Funds Index for RiverSource VP - Small Cap Advantage Fund.


80P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

(j) Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource VP - Balanced Fund, 0.07% for RiverSource VP -Diversified Equity Income Fund, 0.04% for RiverSource VP - Emerging Markets Fund, 0.11% for RiverSource VP - Growth Fund, 0.01% for RiverSource VP - International Opportunity Fund, 0.01% for RiverSource VP - Large Cap Equity Fund, 0.02% for RiverSource VP - Mid Cap Value Fund and 0.05% for RiverSource VP - Small Cap Value Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Balanced Funds Index for RiverSource VP - Balanced Fund; the Lipper Equity Income Funds Index for RiverSource VP - Diversified Equity Income Fund; the Lipper Emerging Markets Funds Index for RiverSource VP - Emerging Markets Fund; the Lipper Large-Cap Growth Funds Index for RiverSource VP - Growth Fund; the Lipper International Large-Cap Core Funds Index for RiverSource VP - International Opportunity Fund; the Lipper Large-Cap Core Funds Index for RiverSource VP
     - Large Cap Equity Fund; the Lipper Mid-Cap Value Funds Index for RiverSource VP - Mid Cap Value Fund and the Lipper Small-Cap Value Funds Index for RiverSource VP - Small Cap Value Fund.

(k) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.83% for RiverSource VP - Core Bond Fund, 1.07% for RiverSource VP - Fundamental Value Fund, 0.72% for RiverSource VP - Global Inflation Protected Securities Fund, 0.99% for RiverSource VP - Income Opportunities Fund, 1.05% for RiverSource VP - Large Cap Value Fund, 1.00% for RiverSource VP - Mid Cap Growth Fund, 1.08% for RiverSource VP - Mid Cap Value Fund, 0.495% for RiverSource VP - S&P 500 Index Fund, 1.00% for RiverSource VP - Select Value Fund and 1.20% for RiverSource VP - Small Cap Value Fund.

EXAMPLE

THIS EXAMPLE ASSUMES THAT YOU INVEST $10,000 TO A SUBACCOUNT THAT INVESTS IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR UNITS AT THE END OF THOSE PERIODS. THIS EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD
BE:

FUND                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                          ------   -------   -------   --------
RiverSource VP - Balanced Fund                                 $ 86      $268      $467     $1,041
RiverSource VP - Cash Management Fund                          $ 61      $192      $335     $  753
RiverSource VP - Core Bond Fund                                $ 85      $287      $506     $1,138
RiverSource VP - Diversified Bond Fund                         $ 76      $237      $412     $  922
RiverSource VP - Diversified Equity Income Fund                $ 93      $290      $505     $1,124
RiverSource VP - Emerging Markets Fund                         $154      $477      $825     $1,807
RiverSource VP - Fundamental Value Fund                        $104      $325      $564     $1,252
RiverSource VP - Global Bond Fund                              $102      $319      $553     $1,229
RiverSource VP - Global Inflation Protected Securities Fund    $ 74      $230      $401     $  898
RiverSource VP - Growth Fund                                   $103      $322      $559     $1,241
RiverSource VP - High Yield Bond Fund                          $ 90      $281      $488     $1,089
RiverSource VP - Income Opportunities Fund                     $ 92      $287      $499     $1,112
RiverSource VP - International Opportunity Fund                $110      $344      $596     $1,322
RiverSource VP - Large Cap Equity Fund                         $ 85      $265      $461     $1,029
RiverSource VP - Large Cap Value Fund                          $107      $373      $659     $1,478
RiverSource VP - Mid Cap Growth Fund                           $ 90      $281      $488     $1,089
RiverSource VP - Mid Cap Value Fund                            $109      $341      $591     $1,310
RiverSource VP - S&P 500 Index Fund                            $ 51      $163      $285     $  643
RiverSource VP - Select Value Fund                             $ 96      $360      $644     $1,458
RiverSource VP - Short Duration U.S. Government Fund           $ 79      $246      $429     $  958
RiverSource VP - Small Cap Advantage Fund                      $110      $344      $596     $1,322
RiverSource VP - Small Cap Value Fund                          $127      $412      $718     $1,589

THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. THIS EXAMPLE DOES NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 81P

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, a Fund may utilize investment strategies that are not principal strategies, including investment in affiliated and non-affiliated investment vehicles (including mutual funds and exchange traded funds (ETFs) also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that a Fund may use, see the Fund's SAI and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, a Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realign the portfolio, or if the subadviser(s) trade(s) portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Funds' historical portfolio turnover rates, which measures how frequently a Fund buys and sells investments from year-to-year, are shown in the "Financial Highlights."

Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Manager of Managers Exemption" under "Additional Management Information." The date the current Subadviser(s) began serving the Fund is set forth in the Fund's "Management" section under the background of the firm. Performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."

Securities Transaction Commissions. Securities transactions involve the payment by a Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services, and the brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


82P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement) the fee for the most recent fiscal period based on the Fund's average daily net assets was the following:

                                                              MANAGEMENT FEE
                                                                FOR FISCAL
                                                               PERIOD ENDED
FUND                                                           DEC. 31, 2006
----                                                          --------------
RiverSource VP - Balanced Fund                                     0.56%
RiverSource VP - Cash Management Fund                              0.33%
RiverSource VP - Core Bond Fund                                    0.48%
RiverSource VP - Diversified Bond Fund                             0.46%
RiverSource VP - Diversified Equity Income Fund                    0.64%
RiverSource VP - Emerging Markets Fund                             1.13%
RiverSource VP - Fundamental Value Fund                            0.72%
RiverSource VP - Global Bond Fund                                  0.70%
RiverSource VP - Global Inflation Protected Securities Fund        0.44%
RiverSource VP - Growth Fund                                       0.71%
RiverSource VP - High Yield Bond Fund                              0.59%
RiverSource VP - Income Opportunities Fund                         0.61%
RiverSource VP - International Opportunity Fund                    0.76%
RiverSource VP - Large Cap Equity Fund                             0.57%
RiverSource VP - Large Cap Value Fund                              0.60%
RiverSource VP - Mid Cap Growth Fund                               0.60%
RiverSource VP - Mid Cap Value Fund                                0.72%
RiverSource VP - S&P 500 Index Fund                                0.22%
RiverSource VP - Select Value Fund                                 0.72%
RiverSource VP - Short Duration U.S. Government Fund               0.48%
RiverSource VP - Small Cap Advantage Fund                          0.72%
RiverSource VP - Small Cap Value Fund                              1.00%


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 83P

For RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Fundamental Value Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - Select Value Fund, RiverSource VP - Small Cap Advantage Fund and RiverSource VP - Small Cap Value Fund the management fee includes an adjustment computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper, Inc. See the expense table under "Fees and Expenses" for the Fund's corresponding Lipper Index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment. In certain circumstances, the Fund's Board may approve a change in the Lipper Index. For RiverSource VP -Diversified Equity Income Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Fundamental Value Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP -Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - Select Value Fund, RiverSource VP - Small Cap Advantage Fund and RiverSource VP - Small Cap Value Fund the maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. For RiverSource VP - Balanced Fund the maximum adjustment (increase or decrease) is 0.08% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.

ADDITIONAL SERVICES AND COMPENSATION

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the RiverSource variable portfolio funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource variable portfolio funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services for the RiverSource variable portfolio funds. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource variable portfolio funds. Under the Distribution Agreement and related distribution plan(s), the distributor receives distribution and servicing fees. The distributor uses these fees to either pay financial advisors and/or to support its distribution and servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth in the SAI.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource variable portfolio funds pay the transfer agent a fee as set forth in the SAI and reimburse the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to the distributor or other intermediaries that provide sub-transfer agent and other services to Fund shareholders and contract owners.

The SAI provides additional information about the services provided for the agreements set forth above.

PAYMENTS TO RIVERSOURCE LIFE INSURANCE COMPANY AND RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Currently, the RiverSource variable portfolio funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource
Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). Within Ameriprise Financial, Inc., the Companies are allocated resources, including revenue earned by RiverSource Investments and its affiliates for providing investment management and other services to the RiverSource variable portfolio funds, as a result of including these funds in the products. These products may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. The amount of payment from an unaffiliated fund or allocation from affiliates resources varies, and may be significant. The amount of the payment or allocation the Companies receive from a fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a product. These arrangements are sometimes are referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See the product prospectus for more information regarding these payments and allocations.


84P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

POTENTIAL CONFLICTS OF INTEREST

Shares of the Fund may serve as the underlying investments for both variable annuity and variable life insurance contracts of the Companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board of Directors of the Funds intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more of each Company's separate accounts might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Manager Exemption. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before any of RiverSource VP - Cash Management Fund, RiverSource VP -Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - High Yield Bond Fund, or RiverSource VP -Short Duration U.S. Government Fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Asset Allocation Program. The RiverSource Variable Portfolio Funds may be included as component funds in asset allocation programs (Programs). The Programs are available to owners of certain variable annuity contracts (contract owners), and, if available to you, is described in your annuity prospectus. Under the Programs, contract owners choose asset allocation model portfolios (model portfolios). Contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses as it raises cash for money flowing out of the component fund or to buy securities with money flowing into the component fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the component fund, and could adversely affect those contract owners who own the component fund but do not participate in the Program. Large flows resulting in increased transactional expenses could detract from the achievement of a component fund's investment objective during a period of rising market prices; conversely, a large cash position may reduce the magnitude of a component fund's loss in the event of falling market prices, and provide the component fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in Programs, if you invest in a component fund, you may be impacted if the component fund is included in one or more model portfolios.

Cash Reserves. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses. However, Short-Term Cash Fund is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 85P

BUYING AND SELLING SHARES

VALUING FUND SHARES

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. RiverSource Variable Portfolio - Cash Management Fund's securities are valued at amortized costs. However, securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

MARKET TIMING

The Board of Directors has adopted a policy that the Fund will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund's pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent the Fund has significant holdings in foreign securities, including emerging markets securities, small cap stocks and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds. The Fund is offered only through variable annuity contracts and life insurance policies, and shares of the Fund are held in affiliated insurance company subaccounts. Because insurance companies process contract and policyholder's Fund trades in the subaccounts on an omnibus basis, the Funds' Board of Directors has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.


86P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

DISTRIBUTIONS AND TAXES

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 87P

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE RETURNS DO NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD REDUCE TOTAL RETURN FOR ALL PERIODS SHOWN. THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.

RiverSource VP - Balanced Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED               YEAR ENDED AUG. 31,
                                                                      DEC. 31,     -------------------------------------------
                                                                       2006(b)      2006     2005     2004     2003      2002
                                                                    ------------   ------   ------   ------   ------   -------
Net asset value, beginning of period                                 $15.44        $15.18   $14.17   $13.00   $12.32   $ 15.30
                                                                     ------        ------   ------   ------   ------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .13           .41      .35      .31      .31       .33
Net gains (losses) (both realized and unrealized)                      1.04           .72     1.02     1.17      .82     (1.88)
                                                                     ------        ------   ------   ------   ------   -------
Total from investment operations                                       1.17          1.13     1.37     1.48     1.13     (1.55)
                                                                     ------        ------   ------   ------   ------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.10)         (.41)    (.36)    (.31)    (.31)     (.34)
Distributions from realized gains                                      (.90)         (.46)      --       --     (.14)    (1.09)
                                                                     ------        ------   ------   ------   ------   -------
Total distributions                                                   (1.00)         (.87)    (.36)    (.31)    (.45)    (1.43)
                                                                     ------        ------   ------   ------   ------   -------
Net asset value, end of period                                       $15.61        $15.44   $15.18   $14.17   $13.00   $ 12.32
                                                                     ------        ------   ------   ------   ------   -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $2,071        $2,046   $2,437   $2,664   $2,416   $ 2,709
                                                                     ------        ------   ------   ------   ------   -------
Ratio of expenses to average daily net assets(c),(d)                    .84%(e)       .77%     .82%     .78%     .80%      .77%
                                                                     ------        ------   ------   ------   ------   -------
Ratio of net investment income (loss) to average daily net assets      2.43%(e)      2.63%    2.34%    2.16%    2.48%     2.31%
                                                                     ------        ------   ------   ------   ------   -------
Portfolio turnover rate (excluding short-term securities)                38%          130%     131%     133%     119%      103%
                                                                     ------        ------   ------   ------   ------   -------
Total return(f)                                                        7.73%(g)      7.76%    9.68%   11.39%    9.40%   (10.91%)
                                                                     ------        ------   ------   ------   ------   -------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)  Not annualized.

RiverSource VP - Cash Management Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED               YEAR ENDED AUG. 31,
                                                                      DEC. 31,     -------------------------------------------
                                                                       2006(b)      2006     2005     2004     2003      2002
                                                                    ------------   ------   ------   ------   ------   -------
Net asset value, beginning of period                                 $ 1.00        $1.00    $1.00    $1.00    $1.00    $ 1.00
                                                                     ------        -----    -----    -----    -----    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .02          .04      .02       --      .01       .02
                                                                     ------        -----    -----    -----    -----    ------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.02)        (.04)    (.02)      --     (.01)     (.02)
                                                                     ------        -----    -----    -----    -----    ------
Net asset value, end of period                                       $ 1.00        $1.00    $1.00    $1.00    $1.00    $ 1.00
                                                                     ------        -----    -----    -----    -----    ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $1,055        $ 999    $ 688    $ 773    $ 868    $1,123
                                                                     ------        -----    -----    -----    -----    ------
Ratio of expenses to average daily net assets(c)                        .60%(d)      .67%     .70%     .69%     .70%      .69%
                                                                     ------        -----    -----    -----    -----    ------
Ratio of net investment income (loss) to average daily net assets      4.66%(d)     4.01%    1.88%     .47%     .72%     1.61%
                                                                     ------        -----    -----    -----    -----    ------
Total return(e)                                                        1.54%(f)     4.01%    1.92%     .48%     .72%     1.59%
                                                                     ------        -----    -----    -----    -----    ------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)  Adjusted to an annual basis.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(f)  Not annualized.


88P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Core Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED      YEAR ENDED AUG. 31,
                                                                      DEC. 31,     -------------------------
                                                                       2006(b)      2006     2005    2004(c)
                                                                    ------------   ------   ------   -------
Net asset value, beginning of period                                  $9.77        $10.05   $10.01   $ 9.98
                                                                      -----        ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .14           .39      .31      .14
Net gains (losses) (both realized and unrealized)                       .04          (.26)     .04      .03
                                                                      -----        ------   ------   ------
Total from investment operations                                        .18           .13      .35      .17
                                                                      -----        ------   ------   ------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.14)         (.39)    (.31)    (.14)
Distributions from realized gains                                        --          (.02)      --       --
                                                                      -----        ------   ------   ------
Total distributions                                                    (.14)         (.41)    (.31)    (.14)
                                                                      -----        ------   ------   ------
Net asset value, end of period                                        $9.81        $ 9.77   $10.05   $10.01
                                                                      -----        ------   ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                               $  66        $   63   $    58  $   36
                                                                      -----        ------   ------   ------
Ratio of expenses to average daily net assets(d),(e),(f)                .83%(g)       .86%     .95%     .95%(g)
                                                                      -----        ------   ------   ------
Ratio of net investment income (loss) to average daily net assets      4.28%(g)      3.97%    3.10%    2.33%(g)
                                                                      -----        ------   ------   ------
Portfolio turnover rate (excluding short-term securities)               106%          319%     339%     221%
                                                                      -----        ------   ------   ------
Total return(h)                                                        1.85%(i)      1.38%    3.64%    1.67%(i)
                                                                      -----        ------   ------   ------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.93% for the period ended Dec. 31, 2006 and 0.96%, 1.01% and 1.13% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(g)  Adjusted to an annual basis.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)  Not annualized.

RiverSource VP - Diversified Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED               YEAR ENDED AUG. 31,
                                                                      DEC. 31,     ------------------------------------------
                                                                       2006(b)      2006     2005     2004     2003     2002
                                                                    ------------   ------   ------   ------   ------   ------
Net asset value, beginning of period                                 $10.39        $10.66   $10.62   $10.40   $10.38   $10.61
                                                                     ------        ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .16           .43      .39     .38       .44      .56
Net gains (losses) (both realized and unrealized)                       .08          (.27)     .06     .22       .02     (.23)
                                                                     ------        ------   ------   ------   ------   ------
Total from investment operations                                        .24           .16      .45     .60       .46      .33
                                                                     ------        ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.16)         (.43)    (.41)   (.38)     (.44)    (.56)
                                                                     ------        ------   ------   ------   ------   ------
Net asset value, end of period                                       $10.47        $10.39   $10.66   $10.62   $10.40   $10.38
                                                                     ------        ------   ------   ------   ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $2,745        $2,325   $1,824   $1,696   $1,765   $1,814
                                                                     ------        ------   ------   ------   ------   ------
Ratio of expenses to average daily net assets(c),(d)                    .74%(e)       .80%     .82%     .81%     .81%     .80%
                                                                     ------        ------   ------   ------   ------   ------
Ratio of net investment income (loss) to average daily net
   assets                                                              4.57%(e)      4.15%    3.65%    3.60%    4.23%    5.41%
                                                                     ------        ------   ------   ------   ------   ------
Portfolio turnover rate (excluding short-term securities)               109%          292%     293%     295%     251%     167%
                                                                     ------        ------   ------   ------   ------   ------
Total return(f)                                                        2.32%(g)      1.58%    4.27%    5.84%    4.50%    3.20%
                                                                     ------        ------   ------   ------   ------   ------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)  Not annualized.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 89P

RiverSource VP - Diversified Equity Income Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED               YEAR ENDED AUG. 31,
                                                                      DEC. 31,     -------------------------------------------
                                                                       2006(b)      2006     2005     2004     2003      2002
                                                                    ------------   ------   ------   ------   ------   -------
Net asset value, beginning of period                                 $15.09        $13.83   $11.17   $ 9.65   $ 8.41   $ 10.20
                                                                     ------        ------   ------   ------   ------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .07           .23      .20      .17      .17       .13
Net gains (losses) (both realized and unrealized)                      1.33          1.80     2.65     1.51     1.24     (1.75)
                                                                     ------        ------   ------   ------   ------   -------
Total from investment operations                                       1.40          2.03     2.85     1.68     1.41     (1.62)
                                                                     ------        ------   ------   ------   ------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.05)         (.22)    (.19)    (.16)    (.17)     (.13)
Distributions from realized gains                                      (.96)         (.55)      --       --       --      (.04)
                                                                     ------        ------   ------   ------   ------   -------
Total distributions                                                   (1.01)         (.77)    (.19)    (.16)    (.17)     (.17)
                                                                     ------        ------   ------   ------   ------   -------
Net asset value, end of period                                       $15.48        $15.09   $13.83   $11.17   $ 9.65   $  8.41
                                                                     ------        ------   ------   ------   ------   -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $3,446        $2,877   $1,679   $  843   $  370   $   267
                                                                     ------        ------   ------   ------   ------   -------
Ratio of expenses to average daily net assets(c),(d)                    .91%(e)       .91%     .84%     .86%     .76%      .87%
                                                                     ------        ------   ------   ------   ------   -------
Ratio of net investment income (loss) to average daily net assets      1.39%(e)      1.61%    1.66%    1.77%    2.13%     1.59%
                                                                     ------        ------   ------   ------   ------   -------
Portfolio turnover rate (excluding short-term securities)                 5%           27%      25%      19%      39%       35%
                                                                     ------        ------   ------   ------   ------   -------
Total return(f)                                                        9.37%(g)     15.19%   25.59%   17.53%   17.00%   (16.16%)
                                                                     ------        ------   ------   ------   ------   -------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)  Not annualized.

RiverSource VP - Emerging Markets Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                   PERIOD ENDED                YEAR ENDED AUG. 31,
                                                                     DEC. 31,    -----------------------------------------------
                                                                      2006(b)     2006     2005     2004        2003        2002
                                                                   ------------  ------   ------   ------      ------      -----
Net asset value, beginning of period                                $16.32       $13.14   $ 9.80   $ 8.44      $ 7.04      $6.68
                                                                    ------       ------   ------   ------      ------      -----
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          (.02)         .09      .06      .09         .04        .02
Net gains (losses) (both realized and unrealized)                     3.21         3.85     3.72     1.39        1.38        .34
                                                                    ------       ------   ------   ------      ------      -----
Total from investment operations                                      3.19         3.94     3.78     1.48        1.42        .36
                                                                    ------       ------   ------   ------      ------      -----
LESS DISTRIBUTIONS:
Dividends from net investment income                                    --         (.06)    (.06)    (.12)       (.02)        --
Distributions from realized gains                                    (2.16)        (.70)    (.38)      --          --         --
                                                                    ------       ------   ------   ------      ------      -----
Total distributions                                                  (2.16)        (.76)    (.44)    (.12)       (.02)        --
                                                                    ------       ------   ------   ------      ------      -----
Net asset value, end of period                                      $17.35       $16.32   $13.14   $ 9.80      $ 8.44      $7.04
                                                                    ------       ------   ------   ------      ------      -----
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $  548       $  427   $  192   $   46      $   16      $  10
                                                                    ------       ------   ------   ------      ------      -----
Ratio of expenses to average daily net assets(c),(d)                  1.51%(e)     1.54%    1.55%    1.61%(f)    1.75%(f)   1.68%(f)
                                                                    ------       ------   ------   ------      ------      -----
Ratio of net investment income (loss) to average daily net assets     (.36%)(e)     .68%     .58%     .65%        .67%       .31%
                                                                    ------       ------   ------   ------      ------      -----
Portfolio turnover rate (excluding short-term securities)               46%         146%     120%     117%        191%       215%
                                                                    ------       ------   ------   ------      ------      -----
Total return(g)                                                      20.17%(h)    30.97%   39.60%   17.63%      20.25%      5.45%
                                                                    ------       ------   ------   ------      ------      -----

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.67%, 2.04% and 2.36% for the years ended Aug. 31, 2004, 2003 and 2002, respectively.

(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(h)  Not annualized.


90P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Fundamental Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                      PERIOD ENDED       PERIOD ENDED
                                                                    DEC. 31, 2006(b)   AUG. 31, 2006(c)
                                                                    ----------------   ----------------
Net asset value, beginning of period                                   $10.03           $ 10.06
                                                                       ------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .03               .02
Net gains (losses) (both realized and unrealized)                         .91              (.03)
                                                                       ------           -------
Total from investment operations                                          .94              (.01)
                                                                       ------           -------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.02)             (.02)
Distributions from realized gains                                        (.02)               --
Tax return of capital                                                    (.01)               --
                                                                       ------           -------
Total distributions                                                      (.05)             (.02)
                                                                       ------           -------
Net asset value, end of period                                         $10.92           $ 10.03
                                                                       ------           -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $  397           $   232
                                                                       ------           -------
Ratio of expenses to average daily net assets(d),(e)                     1.02%(f)          1.07%(f),(g)
                                                                       ------           -------
Ratio of net investment income (loss) to average daily net assets         .83%(f)          1.27%(f)
                                                                       ------           -------
Portfolio turnover rate (excluding short-term securities)                   3%                3%
                                                                       ------           -------
Total return(h)                                                          9.30%(i)          (.05%)(i)
                                                                       ------           -------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)  Adjusted to an annual basis.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.15% for the period ended Aug. 31, 2006.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)  Not annualized.

RiverSource VP - Global Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED               YEAR ENDED AUG. 31,
                                                                      DEC. 31,     ------------------------------------------
                                                                       2006(b)      2006     2005     2004     2003     2002
                                                                    ------------   ------   ------   ------   ------   ------
Net asset value, beginning of period                                 $10.79        $11.02   $10.82   $10.40   $10.02   $ 9.76
                                                                     ------        ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .12           .30      .34      .35      .34      .38
Net gains (losses) (both realized and unrealized)                       .11          (.17)     .39      .73      .61      .36
                                                                     ------        ------   ------   ------   ------   ------
Total from investment operations                                        .23           .13      .73     1.08      .95      .74
                                                                     ------        ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.12)         (.31)    (.53)    (.66)    (.57)    (.48)
Distributions from realized gains                                        --          (.05)      --       --       --       --
                                                                     ------        ------   ------   ------   ------   ------
Total distributions                                                    (.12)         (.36)    (.53)    (.66)    (.57)    (.48)
                                                                     ------        ------   ------   ------   ------   ------
Net asset value, end of period                                       $10.90        $10.79   $11.02   $10.82   $10.40   $10.02
                                                                     ------        ------   ------   ------   ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $  782        $  692   $  575   $  409   $  312   $  233
                                                                     ------        ------   ------   ------   ------   ------
Ratio of expenses to average daily net assets(c),(d)                   1.00%(e)      1.06%    1.08%    1.08%    1.09%    1.08%
                                                                     ------        ------   ------   ------   ------   ------
Ratio of net investment income (loss) to average daily net assets      3.22%(e)      2.85%    2.63%    2.76%    3.08%    3.92%
                                                                     ------        ------   ------   ------   ------   ------
Portfolio turnover rate (excluding short-term securities)                20%           65%      79%     105%     102%      46%
                                                                     ------        ------   ------   ------   ------   ------
Total return(f)                                                        2.15%(g)      1.27%    6.75%   10.57%    9.56%    7.83%
                                                                     ------        ------   ------   ------   ------   ------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)  Not annualized.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 91P

RiverSource VP - Global Inflation Protected Securities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED   YEAR ENDED AUG. 31,
                                                                      DEC. 31,     -------------------
                                                                       2006(b)      2006       2005(c)
                                                                    ------------   ------      -------
Net asset value, beginning of period                                 $10.04        $10.19      $10.00
                                                                     ------        ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .06           .47         .32
Net gains (losses) (both realized and unrealized)                      (.10)         (.26)        .19
                                                                     ------        ------      ------
Total from investment operations                                       (.04)          .21         .51
                                                                     ------        ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.24)         (.34)       (.32)
Distributions from realized gains                                        --          (.02)         --
                                                                     ------        ------      ------
Total distributions                                                    (.24)         (.36)       (.32)
                                                                     ------        ------      ------
Net asset value, end of period                                       $ 9.76        $10.04      $10.19
                                                                     ------        ------      ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $  582        $  403      $  116
                                                                     ------        ------      ------
Ratio of expenses to average daily net assets(d),(e)                    .72%(f)       .72%(g)     .75%(f),(g)
                                                                     ------        ------      ------
Ratio of net investment income (loss) to average daily net assets      1.09%(f)      4.23%       3.42%(f)
                                                                     ------        ------      ------
Portfolio turnover rate (excluding short-term securities)                --%           75%         29%
                                                                     ------        ------      ------
Total return(h)                                                        (.49%)(i)     2.18%       5.22%(i)
                                                                     ------        ------      ------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)  Adjusted to an annual basis.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.77% and 0.87% for the periods ended Aug. 31, 2006 and 2005, respectively.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)  Not annualized.

RiverSource VP - Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED               YEAR ENDED AUG. 31,
                                                                      DEC. 31,     -------------------------------------------
                                                                       2006(b)      2006     2005     2004     2003     2002
                                                                    ------------   ------   ------   ------   ------   -------
Net asset value, beginning of period                                  $6.93        $ 6.61   $ 5.69   $ 5.45   $ 5.00   $  6.48
                                                                      -----        ------   ------   ------   ------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .01           .06      .03      .02      .01        --
Net gains (losses) (both realized and unrealized)                       .57           .33      .91      .24      .45     (1.48)
                                                                      -----        ------   ------   ------   ------   -------
Total from investment operations                                        .58           .39      .94      .26      .46     (1.48)
                                                                      -----        ------   ------   ------   ------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.01)         (.07)    (.02)    (.02)    (.01)       --
                                                                      -----        ------   ------   ------   ------   -------
Net asset value, end of period                                        $7.50        $ 6.93   $ 6.61   $ 5.69   $ 5.45   $  5.00
                                                                      -----        ------   ------   ------   ------   -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                               $ 640        $  612   $  392   $  261   $  223   $   144
                                                                      -----        ------   ------   ------   ------   -------
Ratio of expenses to average daily net assets(c),(d)                   1.01%(e)       .91%     .92%     .85%     .99%      .81%
                                                                      -----        ------   ------   ------   ------   -------
Ratio of net investment income (loss) to average daily net assets       .59%(e)      1.04%     .42%     .27%     .20%       --%
                                                                      -----        ------   ------   ------   ------   -------
Portfolio turnover rate (excluding short-term securities)                30%          156%     154%     192%     199%      272%
                                                                      -----        ------   ------   ------   ------   -------
Total return(f)                                                        8.27%(g)      5.79%   16.74%    4.64%    9.29%   (22.80%)
                                                                      -----        ------   ------   ------   ------   -------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)  Not annualized.


92P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - High Yield Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED               YEAR ENDED AUG. 31,
                                                                      DEC. 31,     -------------------------------------------
                                                                       2006(b)      2006     2005     2004     2003     2002
                                                                    ------------   ------   ------   ------   ------   -------
Net asset value, beginning of period                                 $ 6.68        $ 6.76   $ 6.60   $ 6.22   $ 5.66   $ 6.83
                                                                     ------        ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .16           .47      .44      .47      .48      .56
Net gains (losses) (both realized and unrealized)                       .19          (.09)     .16      .38      .54    (1.17)
                                                                     ------        ------   ------   ------   ------   ------
Total from investment operations                                        .35           .38      .60      .85     1.02     (.61)
                                                                     ------        ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.18)         (.46)    (.44)    (.47)    (.46)    (.56)
                                                                     ------        ------   ------   ------   ------   ------
Net asset value, end of period                                       $ 6.85        $ 6.68   $ 6.76   $ 6.60   $ 6.22   $ 5.66
                                                                     ------        ------   ------   ------   ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $1,216        $1,192   $1,246   $1,130   $  843   $  577
                                                                     ------        ------   ------   ------   ------   ------
Ratio of expenses to average daily net assets(c),(d)                    .88%(e)       .87%     .83%     .82%     .83%     .83%
                                                                     ------        ------   ------   ------   ------   ------
Ratio of net investment income (loss) to average daily net assets      7.35%(e)      7.02%    6.58%    7.30%    8.31%    8.91%
                                                                     ------        ------   ------   ------   ------   ------
Portfolio turnover rate (excluding short-term securities)                29%          106%     106%     139%     141%     135%
                                                                     ------        ------   ------   ------   ------   ------
Total return(f)                                                        5.43%(g)      5.76%    9.31%   14.03%   18.81%   (9.33%)
                                                                     ------        ------   ------   ------   ------   ------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)  Not annualized.

RiverSource VP - Income Opportunities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED       YEAR ENDED AUG. 31,
                                                                      DEC. 31,     ----------------------------
                                                                       2006(b)      2006     2005       2004(c)
                                                                    ------------   ------   ------      -------
Net asset value, beginning of period                                 $10.08        $10.39   $10.29      $ 9.93
                                                                     ------        ------   ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .22           .64      .59         .15
Net gains (losses) (both realized and unrealized)                       .24          (.26)     .18         .36
                                                                     ------        ------   ------      ------
Total from investment operations                                        .46           .38      .77         .51
                                                                     ------        ------   ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.22)         (.64)    (.59)       (.15)
Distributions from realized gains                                        --          (.05)    (.08)         --
                                                                     ------        ------   ------      ------
Total distributions                                                    (.22)         (.69)    (.67)       (.15)
                                                                     ------        ------   ------      ------
Net asset value, end of period                                       $10.32        $10.08   $10.39      $10.29
                                                                     ------        ------   ------      ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $  409        $  259   $   45      $   16
                                                                     ------        ------   ------      ------
Ratio of expenses to average daily net assets(d),(e)                    .90%(f)       .96%     .99%(g)     .99%(f),(g)
                                                                     ------        ------   ------      ------
Ratio of net investment income (loss) to average daily net assets      6.72%(f)      6.39%    5.69%       6.03%(f)
                                                                     ------        ------   ------      ------
Portfolio turnover rate (excluding short-term securities)                29%           87%      93%         36%
                                                                     ------        ------   ------      ------
Total return(h)                                                        4.66%(i)      3.76%    7.73%       5.17%(i)
                                                                     ------        ------   ------      ------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)  Adjusted to an annual basis.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.03% and 1.55% for the periods ended Aug. 31, 2005 and 2004, respectively.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)  Not annualized.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 93P

RiverSource VP - International Opportunity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED               YEAR ENDED AUG. 31,
                                                                      DEC. 31,     -------------------------------------------
                                                                       2006(b)      2006     2005     2004     2003      2002
                                                                    ------------   ------   ------   ------   ------   -------
Net asset value, beginning of period                                 $12.24        $10.02   $ 8.23   $ 7.19   $7.00    $  8.39
                                                                     ------        ------   ------   ------   -----    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .02           .12      .11      .08     .08        .07
Net gains (losses) (both realized and unrealized)                      1.04          2.27     1.80     1.05     .16      (1.35)
                                                                     ------        ------   ------   ------   -----    -------
Total from investment operations                                       1.06          2.39     1.91     1.13     .24      (1.28)
                                                                     ------        ------   ------   ------   -----    -------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.10)         (.17)    (.12)    (.09)   (.05)      (.07)
Distributions from realized gains                                        --            --       --       --      --       (.01)
Excess  distributions  from  net  investment income                      --            --       --       --      --       (.03)
Tax return of capital                                                  (.01)           --       --       --      --         --
                                                                     ------        ------   ------   ------   -----    -------
Total distributions                                                    (.11)         (.17)    (.12)    (.09)   (.05)      (.11)
                                                                     ------        ------   ------   ------   -----    -------
Net asset value, end of period                                       $13.19        $12.24   $10.02   $ 8.23   $7.19    $  7.00
                                                                     ------        ------   ------   ------   -----    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $1,311        $1,266   $1,184   $  974   $ 738    $   873
                                                                     ------        ------   ------   ------   -----    -------
Ratio of expenses to average daily net assets(c),(d)                   1.08%(e)      1.12%    1.04%     .98%   1.06%      1.07%
                                                                     ------        ------   ------   ------   -----    -------
Ratio of net investment income (loss) to average daily net assets       .55%(e)      1.04%    1.19%     .99%   1.19%       .83%
                                                                     ------        ------   ------   ------   -----    -------
Portfolio turnover rate (excluding short-term securities)                20%           74%      90%     142%    102%       140%
                                                                     ------        ------   ------   ------   -----    -------
Total return(f)                                                        8.72%(g)     23.82%   23.29%   15.77%   3.48%    (15.38%)
                                                                     ------        ------   ------   ------   -----    -------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)  Not annualized.

RiverSource VP - Large Cap Equity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED               YEAR ENDED AUG. 31,
                                                                      DEC. 31,     -------------------------------------------
                                                                       2006(b)      2006     2005     2004     2003      2002
                                                                    ------------   ------   ------   ------   ------   -------
Net asset value, beginning of period                                 $22.91        $21.48   $19.32   $18.04   $16.48   $ 20.87
                                                                     ------        ------   ------   ------   ------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .09           .29      .24      .14      .10       .10
Net gains (losses) (both realized and unrealized)                      2.10          1.43     2.15     1.28     1.56     (2.83)
                                                                     ------        ------   ------   ------   ------   -------
Total from investment operations                                       2.19          1.72     2.39     1.42     1.66     (2.73)
                                                                     ------        ------   ------   ------   ------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.06)         (.29)    (.23)    (.14)    (.10)     (.09)
Distributions from realized gains                                        --            --       --       --       --     (1.57)
                                                                     ------        ------   ------   ------   ------   -------
Total distributions                                                    (.06)         (.29)    (.23)    (.14)    (.10)    (1.66)
                                                                     ------        ------   ------   ------   ------   -------
Net asset value, end of period                                       $25.04        $22.91   $21.48   $19.32   $18.04   $ 16.48
                                                                     ------        ------   ------   ------   ------   -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $3,737        $3,733   $2,510   $2,535   $1,982   $ 2,227
                                                                     ------        ------   ------   ------   ------   -------
Ratio of expenses to average daily net assets(c),(d)                    .83%(e)       .82%     .80%     .85%     .85%      .80%
                                                                     ------        ------   ------   ------   ------   -------
Ratio of net investment income (loss) to average daily net assets      1.16%(e)      1.30%    1.13%     .72%     .62%      .52%
                                                                     ------        ------   ------   ------   ------   -------
Portfolio turnover rate (excluding short-term securities)                21%           85%     132%     114%     115%      146%
                                                                     ------        ------   ------   ------   ------   -------
Total return(f)                                                        9.59%(g)      8.02%   12.42%    7.87%   10.16%   (14.08%)
                                                                     ------        ------   ------   ------   ------   -------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)  Not annualized.


94P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Large Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED      YEAR ENDED AUG. 31,
                                                                      DEC. 31,     -------------------------
                                                                       2006(b)      2006     2005    2004(c)
                                                                    ------------   ------   ------   -------
Net asset value, beginning of period                                 $11.71        $10.99   $10.00   $ 9.99
                                                                     ------        ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .05           .17      .14      .05
Net gains (losses) (both realized and unrealized)                      1.13           .98     1.06      .02
                                                                     ------        ------   ------   ------
Total from investment operations                                       1.18          1.15     1.20      .07
                                                                     ------        ------   ------   ------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.05)         (.17)    (.14)    (.06)
Distributions from realized gains                                      (.61)         (.26)    (.07)      --
                                                                     ------        ------   ------   ------
Total distributions                                                    (.66)         (.43)    (.21)    (.06)
                                                                     ------        ------   ------   ------
Net asset value, end of period                                       $12.23        $11.71   $10.99   $10.00
                                                                     ------        ------   ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $   25        $   21   $   15   $    7
                                                                     ------        ------   ------   ------
Ratio of expenses to average daily net assets(d),(e),(f)               1.05%(g)      1.02%    1.05%    1.05%(g)
                                                                     ------        ------   ------   ------
Ratio of net investment income (loss) to average daily net assets      1.33%(g)      1.55%    1.37%    1.03%(g)
                                                                     ------        ------   ------   ------
Portfolio turnover rate (excluding short-term securities)                13%           49%      52%      24%
                                                                     ------        ------   ------   ------
Total return(h)                                                       10.15%(i)     10.75%   12.04%     .69%(i)
                                                                     ------        ------   ------   ------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.23% for the period ended Dec. 31, 2006 and 1.20%, 2.55% and 2.85% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(g)  Adjusted to an annual basis.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)  Not annualized.

RiverSource VP - Mid Cap Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED                YEAR ENDED AUG. 31,
                                                                      DEC. 31,     ---------------------------------------------
                                                                       2006(b)      2006      2005      2004     2003      2002
                                                                    ------------   ------    ------    ------   ------   -------
Net asset value, beginning of period                                 $10.96        $12.43    $10.11    $10.09   $ 8.54   $  9.57
                                                                     ------        ------    ------    ------   ------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .03          (.01)     (.04)     (.05)    (.05)     (.04)
Net gains (losses) (both realized and unrealized)                       .91          (.44)     2.36       .07     1.60      (.99)
                                                                     ------        ------    ------    ------   ------   -------
Total from investment operations                                        .94          (.45)     2.32       .02     1.55     (1.03)
                                                                     ------        ------    ------    ------   ------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.03)           --        --        --       --        --
Distributions from realized gains                                      (.45)        (1.02)       --        --       --        --
                                                                     ------        ------    ------    ------   ------   -------
Total distributions                                                    (.48)        (1.02)       --        --       --        --
                                                                     ------        ------    ------    ------   ------   -------
Net asset value, end of period                                       $11.42        $10.96    $12.43    $10.11   $10.09   $  8.54
                                                                     ------        ------    ------    ------   ------   -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $  690        $  709    $  255    $  225   $  170   $    72
                                                                     ------        ------    ------    ------   ------   -------
Ratio of expenses to average daily net assets(c),(d)                    .88%(e)       .92%      .82%      .85%    1.06%     1.10%(f)
                                                                     ------        ------    ------    ------   ------   -------
Ratio of net investment income (loss) to average daily net assets       .70%(e)      (.14%)    (.32%)    (.49%)   (.71%)    (.76%)
                                                                     ------        ------    ------    ------   ------   -------
Portfolio turnover rate (excluding short-term securities)                24%           43%       34%       25%      19%       20%
                                                                     ------        ------    ------    ------   ------   -------
Total return(g)                                                        8.54%(h)     (4.43%)   23.03%      .13%   18.20%   (10.77%)
                                                                     ------        ------    ------    ------   ------   -------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.39% for the year ended Aug. 31, 2002.

(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(h)  Not annualized.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 95P

RiverSource VP - Mid Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                             PERIOD ENDED   YEAR ENDED AUG. 31,
                                                               DEC. 31,     -------------------
                                                                2006(b)       2006     2005(c)
                                                             ------------   -------    -------
Net asset value, beginning of period                          $12.65        $11.42     $10.15
                                                              ------        ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     .05           .09        .01
Net gains (losses) (both realized and unrealized)                .98          1.27       1.28
                                                              ------        ------     ------
Total from investment operations                                1.03          1.36       1.29
                                                              ------        ------     ------
LESS DISTRIBUTIONS:
Dividends from net investment income                            (.05)         (.09)      (.02)
Distributions from realized gain                                (.14)         (.04)        --
                                                              ------        ------     ------
Total distributions                                             (.19)         (.13)      (.02)
                                                              ------        ------     ------
Net asset value, end of period                                $13.49        $12.65     $11.42
                                                              ------        ------     ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $  370        $  228     $    7
                                                              ------        ------     ------
Ratio of expenses to average daily net assets(d),(e)            1.07%(f)      1.11%(g)   1.08%(f),(g)
                                                              ------        ------     ------
Ratio of net investment income (loss) to average daily net
   assets                                                       1.23%(f)      1.02%       .62%(f)
                                                              ------        ------     ------
Portfolio turnover rate (excluding short-term securities)          4%           60%         7%
                                                              ------        ------     ------
Total return(h)                                                 8.07%(i)     11.93%     12.70%(i)
                                                              ------        ------     ------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)  Adjusted to an annual basis.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.44% and 2.97% for the periods ended Aug. 31, 2006 and 2005, respectively.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)  Not annualized.

RiverSource VP - S&P 500 Index Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                 PERIOD ENDED               YEAR ENDED AUG. 31,
                                                                   DEC. 31,     ---------------------------------------------
                                                                    2006(b)      2006      2005     2004      2003      2002
                                                                 ------------   -----     ------   ------   -------   -------
Net asset value, beginning of period                               $8.85        $8.30     $ 7.54   $ 6.88   $  6.24   $  7.71
                                                                   -----        -----     ------   ------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         .04          .13        .13      .09       .08       .07
Net gains (losses) (both realized and unrealized)                    .77          .57        .76      .66       .64     (1.47)
                                                                   -----        -----     ------   ------   -------   -------
Total from investment operations                                     .81          .70        .89      .75       .72     (1.40)
                                                                   -----        -----     ------   ------   -------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income                                (.03)        (.13)      (.13)    (.09)     (.08)     (.07)
Distributions from realized gains                                   (.04)        (.02)        --       --        --        --
                                                                   -----        -----     ------   ------   -------   -------
Total distributions                                                 (.07)        (.15)      (.13)    (.09)     (.08)     (.07)
                                                                   -----        -----     ------   ------   -------   -------
Net asset value, end of period                                     $9.59        $8.85     $ 8.30   $ 7.54   $  6.88   $  6.24
                                                                   -----        -----     ------   ------   -------   -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $ 392        $ 367     $  367   $  283   $   171   $    99
                                                                   -----        -----     ------   ------   -------   -------
Ratio of expenses to average daily net assets(c),(d),(e)             .50%(f)      .50%       .50%     .49%      .50%      .50%
                                                                   -----        -----     ------   ------   -------   -------
Ratio of net investment income (loss) to average daily net assets   1.44%(f)     1.46%      1.65%    1.21%     1.31%     1.01%
                                                                   -----        -----     ------   ------   -------   -------
Portfolio turnover rate (excluding short-term securities)              2%           6%         5      --%         5%       72%
                                                                   -----        -----     ------   ------   -------   -------
Total return(g)                                                     9.27%(h)     8.38%(i)  11.98%   10.84%    11.51%   (18.29%)
                                                                   -----        -----     ------   ------   -------   -------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.51% for the period ended Dec. 31, 2006 and 0.53%, 0.56%, 0.57%, 0.64% and 0.82% for the years ended Aug. 31, 2006, 2005, 2004, 2003 and
     2002, respectively.

(f)  Adjusted to an annual basis.

(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(h)  Not annualized.

(i) The Fund received a one time transaction fee reimbursement by Ameriprise Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.


96P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Select Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                             PERIOD ENDED      YEAR ENDED AUG. 31,
                                                               DEC. 31,     -------------------------
                                                                2006(b)      2006     2005    2004(c)
                                                             ------------   ------   ------   -------
Net asset value, beginning of period                          $11.72        $11.45   $ 9.95    $9.98
                                                              ------        ------   ------    -----
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     .04           .25      .05      .02
Net gains (losses) (both realized and unrealized)                .79           .44     1.55     (.03)
                                                              ------        ------   ------    -----
Total from investment operations                                 .83           .69     1.60     (.01)
                                                              ------        ------   ------    -----
LESS DISTRIBUTIONS:
Dividends from net investment income                            (.03)         (.25)    (.05)    (.02)
Distributions from realized gains                              (1.15)         (.17)    (.05)      --
                                                              ------        ------   ------    -----
Total distributions                                            (1.18)         (.42)    (.10)    (.02)
                                                              ------        ------   ------    -----
Net asset value, end of period                                $11.37        $11.72   $11.45    $9.95
                                                              ------        ------   ------    -----
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $   28        $   27   $   23    $   9
                                                              ------        ------   ------    -----
Ratio of expenses to average daily net assets(d),(e),(f)        1.09%(g)      1.08%    1.15%    1.15%(g)
                                                              ------        ------   ------    -----
Ratio of net investment income (loss) to average daily net
   assets                                                        .95%(g)      2.19%     .45%     .50%(g)
                                                              ------        ------   ------    -----
Portfolio turnover rate (excluding short-term securities)        112%           35%      31%      13%
                                                              ------        ------   ------    -----
Total return(h)                                                 7.13%(i)      6.17%   16.18%    (.11%)(i)
                                                              ------        ------   ------    -----

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.22% for the period ended Dec. 31, 2006 and 1.19%, 1.17% and 1.97% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(g)  Adjusted to an annual basis.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)  Not annualized.

RiverSource VP - Short Duration U.S. Government Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                            PERIOD ENDED               YEAR ENDED AUG. 31,
                                                              DEC. 31,     ------------------------------------------
                                                               2006(b)      2006     2005     2004     2003     2002
                                                            ------------   ------   ------   ------   ------   ------
Net asset value, beginning of period                         $10.11        $10.21   $10.34   $10.46   $10.55   $10.34
                                                             ------        ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .13           .36      .27      .25      .27      .34
Net gains (losses) (both realized and unrealized)               .02          (.10)    (.13)    (.07)    (.05)     .23
                                                             ------        ------   ------   ------   ------   ------
Total from investment operations                                .15           .26      .14      .18      .22      .57
                                                             ------        ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.13)         (.36)    (.27)    (.25)    (.27)    (.34)
Distributions from realized gains                                --            --       --     (.05)    (.04)    (.02)
                                                             ------        ------   ------   ------   ------   ------
Total distributions                                            (.13)         (.36)    (.27)    (.30)    (.31)    (.36)
                                                             ------        ------   ------   ------   ------   ------
Net asset value, end of period                               $10.13        $10.11   $10.21   $10.34   $10.46   $10.55
                                                             ------        ------   ------   ------   ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $  457        $  463   $  484   $  506   $  479   $  276
                                                             ------        ------   ------   ------   ------   ------
Ratio of expenses to average daily net assets(c),(d)            .77%(e)       .82%     .83%     .82%     .82%     .83%
                                                             ------        ------   ------   ------   ------   ------
Ratio of net investment income (loss) to average daily
   net assets                                                  3.97%(e)      3.55%    2.67%    2.36%    2.47%    3.24%
                                                             ------        ------   ------   ------   ------   ------
Portfolio turnover rate (excluding short-term securities)        58%          236%     171%     135%     179%     292%
                                                             ------        ------   ------   ------   ------   ------
Total return(f)                                               1.55%(g)       2.61%    1.43%    1.70%    2.06%    5.42%
                                                             ------        ------   ------   ------   ------   ------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)  Not annualized.


                          RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 97P

RiverSource VP - Small Cap Advantage Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                            PERIOD ENDED               YEAR ENDED AUG. 31,
                                                              DEC. 31,     -------------------------------------------
                                                               2006(b)      2006     2005     2004     2003      2002
                                                            ------------   ------   ------   ------   ------   -------
Net asset value, beginning of period                         $ 13.80       $15.11   $12.64   $11.25   $ 8.79   $ 10.13
                                                             -------       ------   ------   ------   ------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     .01           --     (.04)    (.05)    (.02)     (.02)
Net gains (losses) (both realized and unrealized)               1.11          .61     3.14     1.44     2.48     (1.32)
                                                             -------       ------   ------   ------   ------   -------
Total from investment operations                                1.12          .61     3.10     1.39     2.46     (1.34)
                                                             -------       ------   ------   ------   ------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income                            (.01)          --       --       --       --        --
Distributions from realized gains                              (1.88)       (1.92)    (.63)      --       --        --
                                                             -------       ------   ------   ------   ------   -------
Total distributions                                            (1.89)       (1.92)    (.63)      --       --        --
                                                             -------       ------   ------   ------   ------   -------
Net asset value, end of period                               $ 13.03       $13.80   $15.11   $12.64   $11.25   $  8.79
                                                             -------       ------   ------   ------   ------   -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $   220       $  218   $  235   $  184   $  102   $    59
                                                             -------       ------   ------   ------   ------   -------
Ratio of expenses to average daily net assets(c),(d)            1.08%(e)     1.06%    1.07%    1.10%    1.19%     1.11%
                                                             -------       ------   ------   ------   ------   -------
Ratio of net investment income (loss) to average daily
   net assets                                                    .22%(e)     (.02%)   (.28%)   (.42%)   (.20%)    (.21%)
                                                             -------       ------   ------   ------   ------   -------
Portfolio turnover rate (excluding short-term securities)         74%         132%     112%     104%     124%      156%
                                                             -------       ------   ------   ------   ------   -------
Total return(f)                                                 8.14%(g)     4.40%   24.88%   12.40%   27.96%   (13.28%)
                                                             -------       ------   ------   ------   ------   -------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)  Not annualized.

RiverSource VP - Small Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                            PERIOD ENDED               YEAR ENDED AUG. 31,
                                                              DEC. 31,     --------------------------------------------
                                                               2006(b)      2006       2005     2004     2003     2002
                                                            ------------   ------     ------   ------   ------   ------
Net asset value, beginning of period                        $15.06         $14.46     $13.10   $11.39   $ 9.52   $ 9.84
                                                            ------         ------     ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .02            .06        .02     (.02)    (.03)    (.03)
Net gains (losses) (both realized and unrealized)             1.46           1.61       2.53     1.92     1.95     (.29)
                                                            ------         ------     ------   ------   ------   ------
Total from investment operations                              1.48           1.67       2.55     1.90     1.92     (.32)
                                                            ------         ------     ------   ------   ------   ------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.02)          (.06)      (.01)      --     (.01)      --
Distributions from realized gains                            (1.63)         (1.01)     (1.18)    (.19)    (.04)      --
                                                            ------         ------     ------   ------   ------   ------
Total distributions                                          (1.65)         (1.07)     (1.19)    (.19)    (.05)      --
                                                            ------         ------     ------   ------   ------   ------
Net asset value, end of period                              $14.89         $15.06     $14.46   $13.10   $11.39   $ 9.52
                                                            ------         ------     ------   ------   ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $  619         $  549     $  412   $  229   $  134   $   63
                                                            ------         ------     ------   ------   ------   ------
Ratio of expenses to average daily net assets(c),(d)          1.26%(e),(f)   1.24%(f)   1.28%    1.27%    1.55%    1.48%
                                                            ------         ------     ------   ------   ------   ------
Ratio of net investment income (loss) to average daily
   net assets                                                  .48%(e)        .41%       .12%    (.20%)   (.43%)   (.67%)
                                                            ------         ------     ------   ------   ------   ------
Portfolio turnover rate (excluding short-term securities)       23%           102%        65%      84%      87%      12%
                                                            ------         ------     ------   ------   ------   ------
Total return(g)                                               9.99%(h)      12.28%     20.02%   16.78%   20.24%   (3.19%)
                                                            ------         ------     ------   ------   ------   ------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.32% for the period ended Dec. 31, 2006 and 1.28% for the year ended Aug. 31, 2006.

(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(h)  Not annualized.


98P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

Additional information about the Funds and their investments is available in the Funds' SAI, and annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial advisor, investment professional or RiverSource Variable Portfolio Funds at (888) 791-3380 or through the address listed above.

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #s:

RiverSource Variable Portfolio - Balanced Fund                          811-4252
RiverSource Variable Portfolio - Cash Management Fund                   811-3190
RiverSource Variable Portfolio - Core Bond Fund                         811-3219
RiverSource Variable Portfolio - Diversified Bond Fund                  811-3219
RiverSource Variable Portfolio - Diversified Equity Income Fund         811-4252
RiverSource Variable Portfolio - Emerging Markets Fund                  811-3218
RiverSource Variable Portfolio - Fundamental Value Fund                811-10383
RiverSource Variable Portfolio - Global Bond Fund                       811-3219
RiverSource Variable Portfolio - Global Inflation Protected
   Securities Fund                                                      811-3219
RiverSource Variable Portfolio - Growth Fund                            811-3218
RiverSource Variable Portfolio - High Yield Bond Fund                   811-3219
RiverSource Variable Portfolio - Income Opportunities Fund              811-3219
RiverSource Variable Portfolio - International Opportunity Fund         811-3218
RiverSource Variable Portfolio - Large Cap Equity Fund                  811-3218
RiverSource Variable Portfolio - Large Cap Value Fund                   811-3218
RiverSource Variable Portfolio - Mid Cap Growth Fund                    811-3218
RiverSource Variable Portfolio - Mid Cap Value Fund                     811-3218
RiverSource Variable Portfolio - S&P 500 Index Fund                     811-3218
RiverSource Variable Portfolio - Select Value Fund                     811-10383
RiverSource Variable Portfolio - Short Duration U.S. Government Fund    811-3219
RiverSource Variable Portfolio - Small Cap Advantage Fund               811-3218
RiverSource Variable Portfolio - Small Cap Value Fund                  811-10383

                                                             S-6466-99 AA (5/07)

Prospectus                                                 (RIVERSOURCE(R) LOGO)
                                                                     INVESTMENTS

RIVERSOURCE(R)
VARIABLE PORTFOLIO - CORE EQUITY FUND

PROSPECTUS MAY 1, 2007

- RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THIS FUND IS CLOSED TO NEW INVESTORS.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF THE FUND DIRECTLY. YOU INVEST BY OWNING RIVERSOURCE VARIABLE ANNUITY FUND A OR RIVERSOURCE VARIABLE ANNUITY FUND B AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE ACCOUNT THAT INVESTS IN THE FUND.

NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS

THE FUND .................................................................    3P
Objective ................................................................    3p
Principal Investment Strategies ..........................................    3p
Principal Risks ..........................................................    4p
Past Performance .........................................................    5p
Fees and Expenses ........................................................    6p
Other Investment Strategies and Risks ....................................    7p
Fund Management and Compensation .........................................    8p
BUYING AND SELLING SHARES ................................................   12P
Valuing Fund Shares ......................................................   12p
Purchasing Shares ........................................................   12p
Transferring/Selling Shares ..............................................   12p
DISTRIBUTIONS AND TAXES ..................................................   13P
Reinvestment .............................................................   13p
Taxes ....................................................................   13p
FINANCIAL HIGHLIGHTS .....................................................   14P


2P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS

THE FUND

The Fund may have a name, portfolio manager, objective, investment strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. The Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The performance results of the Fund may differ significantly from any publicly-traded retail mutual fund.

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will hold both growth and value companies and at times may favor one more than the other based on available opportunities.

When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

     -    Effective management.

     -    Financial strength.

     -    Competitive market or product position.

     -    Technological advantage relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

- Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.


         RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS 3P

-    Identifying stocks that are undervalued:

     - because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

     - because one or more of their valuation ratios are low relative to historical levels for the stock;

     - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or

     - because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others, whether:

-    The security is overvalued relative to other potential investments.

-    The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- Potential losses, due to factors such as a market down-turn, can be minimized.

-    A more attractive opportunity has been identified.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


4P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the variable accounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                  RIVERSOURCE VP - CORE EQUITY FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                               (PERFORMANCE GRAPH)

2005    +6.57%
2006   +15.79%

During the period shown in the bar chart, the highest return for a calendar quarter was +7.48% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -3.01% (quarter ended June 30, 2006).

The Fund's year-to-date return at March 31, 2007 was 0.38%.


         RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS 5P

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                          SINCE
                                               1 YEAR   INCEPTION
                                               ------   ---------
RiverSource VP -- Core Equity Fund             +15.79%  +12.78%(a)
Russell 1000(R) Index (reflects no deduction
   for fees, expenses or taxes)                +15.46%  +14.16%(b)
S&P 500 Index (reflects no deduction for
   fees, expenses or taxes)                    +15.79%  +13.40%(b)
Lipper Large-Cap Core Funds Index              +13.39%  +12.39%(b)

(a)  Inception date is Sept. 10, 2004.

(b)  Measurement period started Oct. 1, 2004.

The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

FEES AND EXPENSES

Because the Fund is the underlying investment vehicle for an annuity contract, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract, including those that may be associated with surrender or withdrawal. Any charges that apply to the variable account and your contract are described in the annuity contract prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity and allocate your purchase payments to the variable account that invests in the Fund. This summary does not reflect any fee or sales charges imposed by your annuity contract.

ANNUAL FUND OPERATING EXPENSES

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

Management fees                       0.40%
Distribution (12b-1) fees             0.00%
Other expenses(a)                     0.05%
Total                                 0.45%
Fee waiver/expense reimbursement(b)   0.05%
Net expenses                          0.40%

(a) Other expenses include a custody fee and other nonadvisory expenses. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds), which the Fund indirectly bears when it invests in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses indefinitely. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.40%.


6P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS

EXAMPLE

This example assumes that you invest $10,000 in a variable account that invests in the Fund for the time periods indicated and assumes that the investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $41      $129      $225      $508

THIS EXAMPLE DOES NOT REFLECT THE EXPENSES THAT APPLY TO THE VARIABLE ACCOUNT OR THE CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.


         RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS 7P

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments from year-to-year, is shown in the "Financial Highlights."

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its


8P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.40% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Robert Ewing, CFA, Portfolio Manager

-    Managed the Fund since 2004.

-    Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

-    Began investment career in 1988.

-    BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

-    Managed the Fund since 2004.

-    Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

-    Began investment career in 1993.

-    MBA, Wharton School at University of Pennsylvania.

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weightings of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


         RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS 9P

ADDITIONAL SERVICES AND COMPENSATION

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the Fund.

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services for the Fund. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the Fund. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the Fund.

The SAI provides additional information about the services provided for the agreements set forth above.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Manager Exemption. The Fund operates under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Cash Reserves. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses. However, Short-Term Cash Fund is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


10P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS

Portfolio Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K, and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


        RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS 11P

BUYING AND SELLING SHARES

VALUING FUND SHARES

The net asset value (NAV) is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The Fund uses an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract and allocating your purchase payments to the variable account that invests in the Fund. The variable account's purchase price will be the next NAV calculated after the request is received by the Fund or the authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract. Any charges that apply to the variable account and your contract are described in your annuity contract prospectus.


12P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS

You may transfer all or part of your value in a variable account investing in shares of the Fund to the fixed account as outlined in your annuity contract prospectus. The Fund is the only investment option available under the variable account.

Market timing is frequent or short-term trading activity. Market timing may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. Due to the transfer restrictions under the annuity contract between the fixed account and the variable account investing in shares of the Fund, a contract owner may not engage in frequent or short-term trading, thereby mitigating the risks of market timing. For this reason, market timing monitoring procedures have not been established for the Fund. Please refer to your annuity contract prospectus for specific details on transfer restrictions between the fixed and variable accounts.

You may provide instructions to sell any shares you have allocated to the variable account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or the authorized insurance company. Please refer to your annuity contract prospectus for more information about surrenders and withdrawals.

DISTRIBUTIONS AND TAXES

The Fund distributes to shareholders (variable accounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of the variable account, life insurance company and annuity contract is discussed in your annuity contract prospectus.


        RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS 13P

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE RETURNS DO NOT REFLECT THE EXPENSES THAT APPLY TO THE VARIABLE ACCOUNT OR THE CONTRACT. INCLUSION OF THESE CHARGES WOULD REDUCE TOTAL RETURN FOR ALL PERIODS SHOWN. ON SEPT. 10, 2004, THE FUND ACQUIRED THE ASSETS OF IDS LIFE VARIABLE ANNUITY FUND A (FUND A) AND IDS LIFE VARIABLE ANNUITY FUND B (FUND B), WHICH WERE SEGREGATED ASSET ACCOUNTS. FOR ACCOUNTING AND FINANCIAL STATEMENT PURPOSES FUND B IS THE ACCOUNTING SURVIVOR. THE INFORMATION PROVIDED FOR THE PERIOD FROM SEPT. 10, 2004 TO DEC.
31, 2006 RELATES TO THE FUND. ALL OTHER PERIODS OF INFORMATION RELATE TO FUND B AND ARE DERIVED FROM ITS FINANCIAL STATEMENTS.

THE INFORMATION FOR THE PERIODS ENDED DEC. 31, 2004, 2005 AND 2006 HAVE BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR PERIODS ENDING PRIOR TO AND INCLUDING DEC. 31, 2003, WHICH RELATES TO FUND B, HAS BEEN AUDITED BY ANOTHER INDEPENDENT AUDITING FIRM.

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Dec. 31,              2006            2005           2004(b)         2004(c)      2004(d)
----------------------------             ------          ------          -------         -------      -------
Net asset value, beginning of period     $11.14          $10.64          $10.00          $10.14       $10.14
                                         ------          ------          ------          ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .17             .16             .05             .01          .06
Net gains (losses) (both realized
   and unrealized)                         1.41             .53             .64            (.15)         .49
                                         ------          ------          ------          ------       ------
Total from investment operations           1.58             .69             .69            (.14)         .55
                                         ------          ------          ------          ------       ------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.17)           (.16)           (.05)             --         (.05)
Distributions from realized gains         (1.58)           (.03)             --              --           --
                                         ------          ------          ------          ------       ------
Total distributions                       (1.75)           (.19)           (.05)             --         (.05)
                                         ------          ------          ------          ------       ------
Net asset value, end of period           $10.97          $11.14          $10.64          $10.00       $10.64
                                         ------          ------          ------          ------       ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (in millions)                         $  432          $  466          $  529          $  296       $  529
                                         ------          ------          ------          ------       ------
Ratio of expenses to average
   daily net assets(e),(f)                  .40%(g),(h)     .40%(g),(h)     .40%(i)        1.40%(i)      .99%
                                         ------          ------          ------          ------       ------
Ratio of net investment income (loss)
   to average daily net assets             1.63%           1.48%           1.73%(i)         .11%(i)      .79%
                                         ------          ------          ------          ------       ------
Portfolio turnover rate
   (excluding short-term securities)         73%            121%             45%             77%         135%
                                         ------          ------          ------          ------       ------
Total return(e)                           15.79%(j)        6.57%(j)        6.95%(j),(k)   (1.38%)(k)    5.42%
                                         ======          ======          ======          ======       ======


14P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS

Fiscal period ended Dec. 31,              2003      2002
----------------------------             ------   -------
Net asset value, beginning of period     $ 7.96   $ 10.53
                                         ------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .01      (.01)
Net gains (losses) (both realized
   and unrealized)                         2.17     (2.56)
                                         ------   -------
Total from investment operations           2.18     (2.57)
                                         ------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income         --        --
Distributions from realized gains            --        --
                                         ------   -------
Total distributions                          --        --
                                         ------   -------
Net asset value, end of period           $10.14   $  7.96
                                         ------   -------
RATIOS/SUPPLEMENTAL DATA (CONTINUED)
Net assets, end of period
   (in millions)                         $  337   $   314
                                         ------   -------
Ratio of expenses to average
   daily net assets(e),(f)                 1.40%     1.40%
                                         ------   -------
Ratio of net investment income (loss)
   to average daily net assets              .08%     (.17%)
                                         ------   -------
Portfolio turnover rate
   (excluding short-term securities)        104%      187%
                                         ------   -------
Total return(e)                           27.45%   (24.47%)
                                         ------   -------

(a) For a share outstanding throughout the period. Rounded to the nearest cent. The per-share information for periods prior to Sept. 10, 2004 have been restated on a 2.793 to 1 exchange ratio to present such information on a comparable basis with the reorganization date net asset value of $10.00 per share.

(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

(c)  For the period from Jan. 1, 2004 to Sept. 10, 2004.

(d)  For the period from Jan. 1, 2004 to Dec. 31, 2004.

(e) The total return and ratio of expenses for the Fund included management fee only for the periods since Sept. 10, 2004. Previous periods included both management and mortality and expense risk fees under Fund B. Total return does not reflect payment of a sales charge.

(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.45% and 0.45% for the years ended Dec. 31, 2006 and 2005, respectively.

(h) Expense ratio is based on total expense of the Fund before reduction of earnings and bank fee credits on cash balances.

(i)  Adjusted to an annual basis.

(j) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(k)  Not annualized.


        RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 PROSPECTUS 15P

RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report or to request other information about the Fund or to make a shareholder inquiry, contact your financial advisor, investment professional or RiverSource Variable Portfolio Funds at (888) 791-3380 or through the address listed above.

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-21534

                                                              S-6347-99 E (5/07)

                       STATEMENT OF ADDITIONAL INFORMATION

                     DEC. 17, 2007 (AS AMENDED FEB. 1, 2008)



RIVERSOURCE(R) VARIABLE SERIES TRUST

  RiverSource Variable Portfolio - Balanced Fund

  RiverSource Variable Portfolio - Cash Management Fund

  RiverSource Variable Portfolio - Core Bond Fund

  RiverSource Variable Portfolio - Core Equity Fund*

  RiverSource Variable Portfolio - Diversified Bond Fund

  RiverSource Variable Portfolio - Diversified Equity Income Fund

  RiverSource Variable Portfolio - Emerging Markets Fund

  RiverSource Variable Portfolio - Fundamental Value Fund

  RiverSource Variable Portfolio - Global Bond Fund

  RiverSource Variable Portfolio - Global Inflation Protected Securities Fund

  RiverSource Variable Portfolio - Growth Fund

  RiverSource Variable Portfolio - High Yield Bond Fund

  RiverSource Variable Portfolio - Income Opportunities Fund

  RiverSource Variable Portfolio - International Opportunity Fund

  RiverSource Variable Portfolio - Large Cap Equity Fund

  RiverSource Variable Portfolio - Large Cap Value Fund

  RiverSource Variable Portfolio - Mid Cap Growth Fund

  RiverSource Variable Portfolio - Mid Cap Value Fund

  RiverSource Variable Portfolio - S&P 500 Index Fund

  RiverSource Variable Portfolio - Select Value Fund

  RiverSource Variable Portfolio - Short Duration U.S. Government Fund

  RiverSource Variable Portfolio - Small Cap Advantage Fund

  RiverSource Variable Portfolio - Small Cap Value Fund


--------



*    This Fund is closed to new investors.

This is the Statement of Additional Information (SAI) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated May 1, 2007.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to Shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.

Each fund is governed by a Board of Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the investment manager or RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies.............................     p. 4
Investment Strategies and Types of Investments.................................     p. 6
Information Regarding Risks and Investment Strategies..........................     p. 8
Securities Transactions........................................................    p. 29
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager...    p. 37
Valuing Fund Shares............................................................    p. 38
Portfolio Holdings Disclosure..................................................    p. 40
Proxy Voting...................................................................    p. 41
Selling Shares.................................................................    p. 43
Capital Loss Carryover.........................................................    p. 44
Taxes..........................................................................    p. 45
Service Providers..............................................................    p. 47
     Investment Management Services............................................    p. 47
     Administrative Services...................................................    p. 64
     Transfer Agency Services..................................................    p. 65
     Distribution Services.....................................................    p. 65
     Plan and Agreement of Distribution........................................    p. 65
     Custodian Services........................................................    p. 67
     Board Services Corporation................................................    p. 67
Organizational Information.....................................................    p. 67
Board Members and Officers.....................................................    p. 69
Control Persons and Principal Holders of Securities............................    p. 75
Information Regarding Pending and Settled Legal Proceedings....................    p. 75
Independent Registered Public Accounting Firm..................................    p. 76
Appendix A: Description of Ratings.............................................   p. A-1
Appendix B: Additional Information About S&P 500 Index.........................   p. B-1


LIST OF TABLES

1.   Fund Fiscal Year Ends and Investment Categories.............................    p. 3
2.   Fundamental Policies........................................................    p. 4
3.   Investment Strategies and Types of Investments..............................    p. 6
4.   Total Brokerage Commissions.................................................   p. 32
5.   Brokerage Directed for Research and Turnover Rates..........................   p. 33
6.   Securities of Regular Brokers or Dealers....................................   p. 34
7.   Brokerage Commissions Paid to Investment Manager or Affiliates..............   p. 37
8.   Valuing Fund Shares.........................................................   p. 38
9.   Capital Loss Carryover......................................................   p. 44
10.  Investment Management Services Agreement Fee Schedule.......................   p. 47
11.  Lipper Indexes..............................................................   p. 51
12.  Performance Incentive Adjustment Calculation................................   p. 51
13.  Management Fees and Nonadvisory Expenses....................................   p. 52
14.  Subadvisers and Subadvisory Agreement Fee Schedules.........................   p. 54
15.  Subadvisory Fees............................................................   p. 55
16.  Portfolio Managers..........................................................   p. 56
17.  Administrative Services Agreement Fee Schedule..............................   p. 64
18.  Administrative Fees.........................................................   p. 64
19.  12b-1 Fees..................................................................   p. 66
20.  Fund History Table for RiverSource Variable Portfolio Funds.................   p. 68
21.  Board Members...............................................................   p. 69
22.  Fund Officers...............................................................   p. 70
23.  Board Member Holdings -- All Funds..........................................   p. 72
24.  Board Member Compensation -- All Funds......................................   p. 72
25.  Supplemental Board Member Retirement Benefits -- All Funds..................   p. 73
26.  Board Member Compensation -- Individual Funds...............................   p. 73




RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                               Page 2

Throughout this SAI, the funds are referred to as follows:

RiverSource Variable Portfolio - Balanced Fund (Balanced)
RiverSource Variable Portfolio - Cash Management Fund (Cash Management) RiverSource Variable Portfolio - Core Bond Fund (Core Bond)
RiverSource Variable Portfolio - Core Equity Fund (Core Equity)
RiverSource Variable Portfolio - Diversified Bond Fund (Diversified Bond) RiverSource Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)
RiverSource Variable Portfolio - Emerging Markets Fund (Emerging Markets) RiverSource Variable Portfolio - Fundamental Value Fund (Fundamental Value) RiverSource Variable Portfolio - Global Bond Fund (Global Bond)
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Global Inflation Protected Securities)
RiverSource Variable Portfolio - Growth Fund (Growth)
RiverSource Variable Portfolio - High Yield Bond Fund (High Yield Bond) RiverSource Variable Portfolio - Income Opportunities Fund (Income Opportunities)
RiverSource Variable Portfolio - International Opportunity Fund (International Opportunity)
RiverSource Variable Portfolio - Large Cap Equity Fund (Large Cap Equity) RiverSource Variable Portfolio - Large Cap Value Fund (Large Cap Value) RiverSource Variable Portfolio - Mid Cap Growth Fund (Mid Cap Growth) RiverSource Variable Portfolio - Mid Cap Value Fund (Mid Cap Value)
RiverSource Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)
RiverSource Variable Portfolio - Select Value Fund (Select Value)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund (Short Duration U.S. Government)
RiverSource Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage) RiverSource Variable Portfolio - Small Cap Value Fund (Small Cap Value)

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

            TABLE 1. FUND FISCAL YEAR ENDS AND INVESTMENT CATEGORIES

FUND*                                                      FISCAL YEAR END   FUND INVESTMENT CATEGORY
-----------------------------------------------------------------------------------------------------------
Balanced                                                     December 31           Balanced
-----------------------------------------------------------------------------------------------------------
Cash Management                                              December 31           Money market
-----------------------------------------------------------------------------------------------------------
Core Bond                                                    December 31           Fixed Income
-----------------------------------------------------------------------------------------------------------
Core Equity                                                  December 31           Equity
-----------------------------------------------------------------------------------------------------------
Diversified Bond                                             December 31           Fixed Income
-----------------------------------------------------------------------------------------------------------
Diversified Equity Income                                    December 31           Equity
-----------------------------------------------------------------------------------------------------------
Emerging Markets                                             December 31           Equity
-----------------------------------------------------------------------------------------------------------
Fundamental Value                                            December 31           Equity
-----------------------------------------------------------------------------------------------------------
Global Bond                                                  December 31           Fixed Income
-----------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                        December 31           Fixed Income
-----------------------------------------------------------------------------------------------------------
Growth                                                       December 31           Equity
-----------------------------------------------------------------------------------------------------------
High Yield Bond                                              December 31           Fixed Income
-----------------------------------------------------------------------------------------------------------
Income Opportunities                                         December 31           Fixed Income
-----------------------------------------------------------------------------------------------------------
International Opportunity                                    December 31           Equity
-----------------------------------------------------------------------------------------------------------
Large Cap Equity                                             December 31           Equity
-----------------------------------------------------------------------------------------------------------
Large Cap Value                                              December 31           Equity
-----------------------------------------------------------------------------------------------------------
Mid Cap Growth                                               December 31           Equity
-----------------------------------------------------------------------------------------------------------
Mid Cap Value                                                December 31           Equity
-----------------------------------------------------------------------------------------------------------
S&P 500 Index                                                December 31           Equity
-----------------------------------------------------------------------------------------------------------
Select Value                                                 December 31           Equity
-----------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                               December 31           Fixed Income
-----------------------------------------------------------------------------------------------------------
Small Cap Advantage                                          December 31           Equity
-----------------------------------------------------------------------------------------------------------
Small Cap Value                                              December 31           Equity
-----------------------------------------------------------------------------------------------------------



  * All funds, except Core Equity, changed fiscal year ends in 2006 from Aug. 31, to Dec. 31. For 2006, the information shown for all funds other than Core Equity is for the period from Sept. 1, 2006 through Dec. 31, 2006, unless otherwise noted. For years prior to 2006, the fiscal period ended Aug. 31.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                               Page 3

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

    - Issue senior securities, except as permitted under the 1940 Act.

FOR EACH FUND EXCEPT CASH MANAGEMENT: The fund will not:

    - Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

ADDITIONALLY FOR CASH MANAGEMENT: The fund will not:

    - Buy on margin or sell short or deal in options to buy or sell securities.

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

    - Intentionally invest more than 25% of the fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

In addition to the policies described above and any fundamental policies described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                          TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

                                                        A             B                C                  D
                                                   BUY OR SELL   BUY OR SELL     BUY MORE THAN    INVEST MORE THAN
FUND                                               REAL ESTATE   COMMODITIES   10% OF AN ISSUER    5% IN AN ISSUER
------------------------------------------------------------------------------------------------------------------
Balanced                                                A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Cash Management                                         A2            --              C1                 D1
------------------------------------------------------------------------------------------------------------------
Core Bond                                               A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Core Equity                                             A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Diversified Bond                                        A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                               A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Emerging Markets                                        A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                               Page 4

                                                        A             B                C                  D
                                                   BUY OR SELL   BUY OR SELL     BUY MORE THAN    INVEST MORE THAN
FUND                                               REAL ESTATE   COMMODITIES   10% OF AN ISSUER    5% IN AN ISSUER
------------------------------------------------------------------------------------------------------------------
Fundamental Value                                       A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
Global Bond                                             A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                   A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Growth                                                  A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
High Yield Bond                                         A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Income Opportunities                                    A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
International Opportunity                               A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                        A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Large Cap Value                                         A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                          A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                           A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                           A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Select Value                                            A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                          A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                     A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Small Cap Value                                         A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------


A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

   A2 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B2 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

C. BUY MORE THAN 10% OF AN ISSUER
   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                               Page 5

FOR CASH MANAGEMENT:
    - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR ALL FUNDS EXCEPT CASH MANAGEMENT, EMERGING MARKETS, GLOBAL BOND, GLOBAL INFLATION PROTECTED SECURITIES, INTERNATIONAL OPPORTUNITY AND S&P 500 INDEX:
    - Up to 25% of the fund's net assets may be invested in foreign investments.



INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


INVESTMENT STRATEGY                                      BALANCED   FIXED INCOME   EQUITY   MONEY MARKET
--------------------------------------------------------------------------------------------------------
Agency and government securities                             -            -           -           -
--------------------------------------------------------------------------------------------------------
Borrowing                                                    -            -           -           -
--------------------------------------------------------------------------------------------------------
Cash/money market instruments                                -            -           -           -
--------------------------------------------------------------------------------------------------------
Collateralized bond obligations                              -            -           -          --
--------------------------------------------------------------------------------------------------------
Commercial paper                                             -            -           -           -
--------------------------------------------------------------------------------------------------------
Common stock                                                 -          -   A         -          --
--------------------------------------------------------------------------------------------------------
Convertible securities                                       -            -           -          --
--------------------------------------------------------------------------------------------------------
Corporate bonds                                              -            -           -           -
--------------------------------------------------------------------------------------------------------
Debt obligations                                             -            -           -           -
--------------------------------------------------------------------------------------------------------
Depositary receipts                                          -          -   B         -          --
--------------------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)       -            -           -          --
--------------------------------------------------------------------------------------------------------
Exchange-traded funds                                        -            -           -          --
--------------------------------------------------------------------------------------------------------
Floating rate loans                                          -            -          --          --
--------------------------------------------------------------------------------------------------------
Foreign currency transactions                                -            -           -          --
--------------------------------------------------------------------------------------------------------
Foreign securities                                           -            -           -           -
--------------------------------------------------------------------------------------------------------
Funding agreements                                           -            -           -           -
--------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                      -            -           -          --
--------------------------------------------------------------------------------------------------------
Illiquid and restricted securities                           -            -           -           -
--------------------------------------------------------------------------------------------------------
Indexed securities                                           -            -           -          --
--------------------------------------------------------------------------------------------------------
Inflation protected securities                               -            -           -          --
--------------------------------------------------------------------------------------------------------
Inverse floaters                                             -            -           C          --
--------------------------------------------------------------------------------------------------------
Investment companies                                         -            -           -           -
--------------------------------------------------------------------------------------------------------
Lending of portfolio securities                              -            -           -           -
--------------------------------------------------------------------------------------------------------
Loan participations                                          -            -           -          --
--------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                        -            -         -   D         -
--------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                        -            -           E          --
--------------------------------------------------------------------------------------------------------
Municipal obligations                                        -            -           -          --
--------------------------------------------------------------------------------------------------------
Preferred stock                                              -          -   F         -          --
--------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                               Page 6

INVESTMENT STRATEGY                                      BALANCED   FIXED INCOME   EQUITY   MONEY MARKET
--------------------------------------------------------------------------------------------------------
Real estate investment trusts                                -            -           -           -
--------------------------------------------------------------------------------------------------------
Repurchase agreements                                        -            -           -           -
--------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                -            -           -           -
--------------------------------------------------------------------------------------------------------
Short sales                                                  G            G           G          --
--------------------------------------------------------------------------------------------------------
Sovereign debt                                               -            -           -           -
--------------------------------------------------------------------------------------------------------
Structured investments                                       -            -           -          --
--------------------------------------------------------------------------------------------------------
Swap agreements                                              -            -           -          --
--------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities                        -            -           -           -
--------------------------------------------------------------------------------------------------------
Warrants                                                     -            -           -          --
--------------------------------------------------------------------------------------------------------
When-issued securities and forward commitments               -            -           -          --
--------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and pay-in-kind securities          -            -           -          --
--------------------------------------------------------------------------------------------------------



A. The following funds are not authorized to invest in common stock: Short Duration U.S. Government.

B.    The following funds are not authorized to invest in depositary receipts:
      Short Duration U.S. Government.

C. The following funds are authorized to invest in inverse floaters: Large Cap Equity.

D. The following funds are not authorized to invest in mortgage- and asset-backed securities: S&P 500 Index and Small Cap Advantage.

E.    The following funds are authorized to invest in mortgage dollar rolls:
      Core Equity and Large Cap Equity.

F. The following funds are not authorized to invest in preferred stock: Short Duration U.S. Government.

G. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                               Page 7

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                               Page 8

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                               Page 9

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING
A fund may borrow money for temporary purposes, or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as noted in the nonfundamental policies, however, a fund may not buy securities on margin.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 10

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the

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dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.


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All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be

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sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses

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from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.


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Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund

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by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank marketconducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.


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A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the

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amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less

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than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such

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securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on

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these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.


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INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. Loans will be structured in a manner that will enable a fund to call the loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes,

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often referred to as "tranches," with each class bearing a different stated
maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time

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needed to develop a bid or an offer may be longer than other security markets.
See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)


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Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES
With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.


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SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make

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payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations

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normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.


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Each fund, the investment manager, any subadviser and RiverSource Distributors,
Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager generally does not pay the dealer a commission. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to all RiverSource funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 30

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of soft dollars falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that soft dollars pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 31

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services.

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS


----------------------------------------------------------------------------------------------------------
                                        TOTAL BROKERAGE COMMISSIONS
----------------------------------------------------------------------------------------------------------
FUND                                                   2006*       2006**        2005         2004
----------------------------------------------------------------------------------------------------------
Balanced                                            $  733,760   $1,457,397   $2,213,104   $2,129,661
----------------------------------------------------------------------------------------------------------
Cash Management                                              0            0            0            0
----------------------------------------------------------------------------------------------------------
Core Bond                                                  435        2,178        1,332          200(a)
----------------------------------------------------------------------------------------------------------
Core Equity                                            965,108          N/A    1,668,477      675,098(b)
----------------------------------------------------------------------------------------------------------
Diversified Bond                                        18,339       60,239       75,344       73,033
----------------------------------------------------------------------------------------------------------
Diversified Equity Income                              427,522    1,474,715    1,115,276      618,138
----------------------------------------------------------------------------------------------------------
Emerging Markets                                       768,369    2,696,840      946,745      278,501
----------------------------------------------------------------------------------------------------------
Fundamental Value                                       68,624      111,005(c)       N/A          N/A
----------------------------------------------------------------------------------------------------------
Global Bond                                              5,531       12,429        6,636        3,972
----------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                        0            0            0(d)       N/A
----------------------------------------------------------------------------------------------------------
Growth                                                 705,156    2,681,012    1,601,547    1,787,494
----------------------------------------------------------------------------------------------------------
High Yield Bond                                              0            0            0        1,774
----------------------------------------------------------------------------------------------------------
Income Opportunities                                         0            0            0            0(e)
----------------------------------------------------------------------------------------------------------
International Opportunity                              537,511    2,616,958    2,686,564    2,646,422
----------------------------------------------------------------------------------------------------------
Large Cap Equity                                     5,037,778    7,377,290    9,980,403    5,718,476
----------------------------------------------------------------------------------------------------------
Large Cap Value                                          6,413       17,873       17,813        7,034(a)
----------------------------------------------------------------------------------------------------------
Mid Cap Growth                                         409,650      490,467      213,445      121,200
----------------------------------------------------------------------------------------------------------
Mid Cap Value                                           99,155      196,797        3,616(f)       N/A
----------------------------------------------------------------------------------------------------------
S&P 500 Index                                            3,678       11,852       22,302       27,420
----------------------------------------------------------------------------------------------------------
Select Value                                           111,119       22,567       23,335       16,415(a)
----------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                           4,437       16,686       10,692       33,970
----------------------------------------------------------------------------------------------------------
Small Cap Advantage                                  1,178,563      937,151      742,376      770,263
----------------------------------------------------------------------------------------------------------
Small Cap Value                                        704,324    1,323,666      742,999      579,839
----------------------------------------------------------------------------------------------------------



     * In 2006, all funds except Core Equity changed fiscal year ends from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

    ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

   (a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

   (b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

   (c) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

   (d) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

   (e) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

   (f) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 32

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes.

           TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


---------------------------------------------------------------------------------------------------------------
                                                     BROKERAGE DIRECTED FOR RESEARCH*
                          -------------------------------------------------------------------------------------
                                                                                AMOUNT OF COMMISSIONS
                                    AMOUNT OF TRANSACTIONS                         IMPUTED OR PAID
                          -------------------------------------------------------------------------------------
FUND                      9/1/06 - 12/31/06**   9/1/05 - 8/31/06***   9/1/06 - 12/31/06**   9/1/05 - 8/31/06***
---------------------------------------------------------------------------------------------------------------
Balanced                      $ 36,928,737          $171,156,255            $ 49,821             $  197,207
---------------------------------------------------------------------------------------------------------------
Cash Management                          0                     0                   0                      0
---------------------------------------------------------------------------------------------------------------
Core Bond                                0                     0                   0                      0
---------------------------------------------------------------------------------------------------------------
Core Equity                     97,639,480                   N/A             128,888                    N/A
---------------------------------------------------------------------------------------------------------------
Diversified Bond                         0                     0                   0                      0
---------------------------------------------------------------------------------------------------------------
Diversified Equity
  Income                        46,266,448           331,232,813              38,461                315,148
---------------------------------------------------------------------------------------------------------------
Emerging Markets                         0                     0                   0                      0
---------------------------------------------------------------------------------------------------------------
Fundamental Value                        0                     0(b)                0                      0(b)
---------------------------------------------------------------------------------------------------------------
Global Bond                              0                     0                   0                      0
---------------------------------------------------------------------------------------------------------------
Global Inflation
  Protected Securities                   0                     0                   0                      0
---------------------------------------------------------------------------------------------------------------
Growth                          56,764,229           156,632,507              83,847                278,332
---------------------------------------------------------------------------------------------------------------
High Yield Bond                          0                     0                   0                      0
---------------------------------------------------------------------------------------------------------------
Income Opportunities                     0                     0                   0                      0
---------------------------------------------------------------------------------------------------------------
International
  Opportunity                            0                     0                   0                      0
---------------------------------------------------------------------------------------------------------------
Large Cap Equity               192,374,502           686,608,959             281,325              1,011,992
---------------------------------------------------------------------------------------------------------------
Large Cap Value                     30,980             2,071,618                  69                  2,342
---------------------------------------------------------------------------------------------------------------
Mid Cap Growth                  78,195,359           195,034,425              92,837                199,554
---------------------------------------------------------------------------------------------------------------
Mid Cap Value                    2,455,035            21,599,409               1,943                 27,976
---------------------------------------------------------------------------------------------------------------
S&P 500 Index                            0                     0                   0                      0
---------------------------------------------------------------------------------------------------------------
Select Value                    32,381,244            13,943,804              17,379                 20,265
---------------------------------------------------------------------------------------------------------------
Short Duration U.S.
  Government                             0                     0                   0                      0
---------------------------------------------------------------------------------------------------------------
Small Cap Advantage              1,080,030                     0               4,775                      0
---------------------------------------------------------------------------------------------------------------
Small Cap Value                 54,191,899           289,804,460              56,119                115,870
---------------------------------------------------------------------------------------------------------------

------------------------------------------------------
                               TURNOVER RATES
                          ----------------------------
FUND                      2006**   2006***   2005
------------------------------------------------------
Balanced                     38%     130%     131%
------------------------------------------------------
Cash Management             N/A      N/A      N/A
------------------------------------------------------
Core Bond                   106      319(a)   339(a)
------------------------------------------------------
Core Equity                  73      N/A      121
------------------------------------------------------
Diversified Bond            109      292(a)   293(a)
------------------------------------------------------
Diversified Equity
  Income                      5       27       25
------------------------------------------------------
Emerging Markets             46      146      120
------------------------------------------------------
Fundamental Value             3        3(b)   N/A
------------------------------------------------------
Global Bond                  20       65       79
------------------------------------------------------
Global Inflation
  Protected Securities        0       75       29(c)
------------------------------------------------------
Growth                       30      156      154
------------------------------------------------------
High Yield Bond              29      106      106
------------------------------------------------------
Income Opportunities         29       87       93
------------------------------------------------------
International
  Opportunity                20       74       90
------------------------------------------------------
Large Cap Equity             21       85      132
------------------------------------------------------
Large Cap Value              13       49       52
------------------------------------------------------
Mid Cap Growth               24       43       34
------------------------------------------------------
Mid Cap Value                 4       60        7(d)
------------------------------------------------------
S&P 500 Index                 2        6        5
------------------------------------------------------
Select Value                112       35       31
------------------------------------------------------
Short Duration U.S.
  Government                 58      236      171
------------------------------------------------------
Small Cap Advantage          74      132      112
------------------------------------------------------
Small Cap Value              23      102       65
------------------------------------------------------




     * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

    ** In 2006, all funds except Core Equity changed fiscal year ends from Aug.
       31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

   *** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

   (a) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.

   (b) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

   (c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

   (d) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 33

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below.

                TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS


                                                                                       VALUE OF SECURITIES OWNED AT
FUND                                                       ISSUER                          END OF FISCAL PERIOD*
-------------------------------------------------------------------------------------------------------------------
Balanced                               Bear Stearns Commercial Mtge Securities                 $  6,830,292
                                       ----------------------------------------------------------------------------
                                       Bear Stearns Adjustable Rate Mortgage Trust                1,532,074
                                       ----------------------------------------------------------------------------
                                       ChaseFlex Trust                                            2,335,511
                                       ----------------------------------------------------------------------------
                                       Citigroup                                                 50,861,831
                                       ----------------------------------------------------------------------------
                                       Citigroup Commercial Mtge Trust                            1,721,318
                                       ----------------------------------------------------------------------------
                                       Citigroup/Deutsche Bank Commercial Mtge Trust                774,901
                                       ----------------------------------------------------------------------------
                                       CS First Boston Mtge Securities                            5,503,130
                                       ----------------------------------------------------------------------------
                                       Franklin Resources                                         3,346,854
                                       ----------------------------------------------------------------------------
                                       GS Mortgage Securities II                                  1,484,101
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                     24,756,407
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase Commercial Mtge Securities                20,789,384
                                       ----------------------------------------------------------------------------
                                       LB-UBS Commercial Mtge Trust                              10,849,908
                                       ----------------------------------------------------------------------------
                                       LaBranche & Co.                                              269,375
                                       ----------------------------------------------------------------------------
                                       Legg Mason                                                 1,294,106
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                  15,535,100
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                       14,564,564
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                            15,021,311
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley Capital 1                                   8,448,156
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley, Dean Witter Capital 1                      3,327,682
                                       ----------------------------------------------------------------------------
                                       PNC Financial Services Group                               6,436,297
-------------------------------------------------------------------------------------------------------------------
Cash Management                        Bear Stearns Companies                                    31,884,063
                                       ----------------------------------------------------------------------------
                                       Citigroup Funding                                          9,881,650
                                       ----------------------------------------------------------------------------
                                       Credit Suisse First Boston NY                             13,000,000
                                       ----------------------------------------------------------------------------
                                       Goldman Sachs Group                                        5,000,000
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                  13,000,000
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                       20,000,000
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                             5,278,554
-------------------------------------------------------------------------------------------------------------------
Core Bond                              Bear Stearns Adjustable Rate Mortgage Trust                  145,912
                                       ----------------------------------------------------------------------------
                                       Bear Stearns Commercial Mtg Securities                       393,197
                                       ----------------------------------------------------------------------------
                                       Citigroup Commercial Mtge Trust                               76,503
                                       ----------------------------------------------------------------------------
                                       Citigroup/Deutsche Bank Commercial Mtge Trust                 49,994
                                       ----------------------------------------------------------------------------
                                       Credit Suisse Mortgage Capital Ctfs                          303,894
                                       ----------------------------------------------------------------------------
                                       CS First Boston Mtge Securities                              437,176
                                       ----------------------------------------------------------------------------
                                       GS Mortgage Securities II                                    201,128
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase Commercial Mtge Securities                 1,547,884
                                       ----------------------------------------------------------------------------
                                       LB-UBS Commercial Mtge Trust                                 779,992
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley Capital 1                                     603,098
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley, Dean Witter Capital 1                        232,163
-------------------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 34

                                                                                       VALUE OF SECURITIES OWNED AT
FUND                                                       ISSUER                          END OF FISCAL PERIOD*
-------------------------------------------------------------------------------------------------------------------
Core Equity                            Bear Stearns Companies                                       228,218
                                       ----------------------------------------------------------------------------
                                       Charles Schwab                                               179,862
                                       ----------------------------------------------------------------------------
                                       Citigroup                                                  8,562,483
                                       ----------------------------------------------------------------------------
                                       Franklin Resources                                         1,226,302
                                       ----------------------------------------------------------------------------
                                       Goldman Sachs Group                                          965,452
                                       ----------------------------------------------------------------------------
                                       Legg Mason                                                   145,236
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                   2,142,285
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                      4,527,787
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                        2,482,977
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                             2,585,239
                                       ----------------------------------------------------------------------------
                                       Nuveen Investments                                            35,486
                                       ----------------------------------------------------------------------------
                                       PNC Financial Services Group                                 931,423
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                       Bear Stearns Adjustable Rate Mortgage Trust                5,496,011
                                       ----------------------------------------------------------------------------
                                       Bear Stearns Commercial Mtge Securities                    8,319,313
                                       ----------------------------------------------------------------------------
                                       Citigroup                                                  3,332,154
                                       ----------------------------------------------------------------------------
                                       Citigroup Commercial Mtge Trust                            3,060,121
                                       ----------------------------------------------------------------------------
                                       Citigroup/Deutsche Bank Commercial Mtge Trust              1,749,777
                                       ----------------------------------------------------------------------------
                                       Credit Suisse Mortgage Capital Ctfs                       16,939,840
                                       ----------------------------------------------------------------------------
                                       CS First Boston Mtge Securities                           22,989,185
                                       ----------------------------------------------------------------------------
                                       GS Mortgage Securities II                                  8,019,737
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase Commercial Mtge Securities                60,603,639
                                       ----------------------------------------------------------------------------
                                       LaBranche & Co.                                              651,888
                                       ----------------------------------------------------------------------------
                                       LB-UBS Commercial Mtge Trust                              33,181,783
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley Capital 1                                  24,083,377
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley, Dean Witter Capital 1                     11,154,184
-------------------------------------------------------------------------------------------------------------------
Diversified Equity Income              Citigroup                                                106,586,350
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                       21,082,867
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                            10,380,452
-------------------------------------------------------------------------------------------------------------------
Emerging Markets                       None                                                             N/A
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                      Citigroup                                                  9,004,462
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                     16,706,970
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                             2,809,335
-------------------------------------------------------------------------------------------------------------------
Global Bond                            Bear Stearns Commercial Mtge Securities                    2,722,527
                                       ----------------------------------------------------------------------------
                                       Citigroup                                                  4,823,747
                                       ----------------------------------------------------------------------------
                                       Citigroup Commercial Mtge Trust                            1,714,278
                                       ----------------------------------------------------------------------------
                                       Citigroup/Deutsche Bank Commercial Mtge Trust              1,074,863
                                       ----------------------------------------------------------------------------
                                       Credit Suisse Mortgage Capital Ctfs                        1,154,886
                                       ----------------------------------------------------------------------------
                                       CS First Boston Mtge Securities                            2,580,767
                                       ----------------------------------------------------------------------------
                                       GS Mortgage Securities II                                  4,951,995
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase Commercial Mtge Securities                13,044,793
                                       ----------------------------------------------------------------------------
                                       LB-UBS Commercial Mtge Trust                               6,575,085
                                       ----------------------------------------------------------------------------
                                       LaBranche & Co.                                              210,113
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley Capital I                                   5,636,595
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley, Dean Witter Capital I                      2,502,210
-------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities  None                                                             N/A
-------------------------------------------------------------------------------------------------------------------
Growth                                 None                                                             N/A
-------------------------------------------------------------------------------------------------------------------
High Yield Bond                        LaBranche & Co.                                           11,775,800
-------------------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 35

                                                                                       VALUE OF SECURITIES OWNED AT
FUND                                                       ISSUER                          END OF FISCAL PERIOD*
-------------------------------------------------------------------------------------------------------------------
Income Opportunities                   LaBranche & Co.                                            3,372,575
-------------------------------------------------------------------------------------------------------------------
International Opportunity              Credit Suisse Group                                       14,637,813
-------------------------------------------------------------------------------------------------------------------
Large Cap Equity                       Bear Stearns Companies                                     1,836,158
                                       ----------------------------------------------------------------------------
                                       Charles Schwab                                             1,458,004
                                       ----------------------------------------------------------------------------
                                       Citigroup                                                 70,481,665
                                       ----------------------------------------------------------------------------
                                       Franklin Resources                                        10,242,846
                                       ----------------------------------------------------------------------------
                                       Goldman Sachs Group                                        8,064,306
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                     37,819,866
                                       ----------------------------------------------------------------------------
                                       Legg Mason                                                 1,178,145
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                  18,034,471
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                       20,740,165
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                            21,594,014
                                       ----------------------------------------------------------------------------
                                       Nuveen Investments Cl A                                      286,378
                                       ----------------------------------------------------------------------------
                                       PNC Financial Services Group                               7,853,719
-------------------------------------------------------------------------------------------------------------------
Large Cap Value                        Citigroup                                                    871,148
                                       ----------------------------------------------------------------------------
                                       Franklin Resources                                            61,255
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                        431,078
                                       ----------------------------------------------------------------------------
                                       Legg Mason                                                    23,667
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                     285,137
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                          266,732
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                               275,152
                                       ----------------------------------------------------------------------------
                                       PNC Financial Services Group                                 117,650
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         Legg Mason                                                 3,667,884
                                       ----------------------------------------------------------------------------
                                       TD Ameritrade Holding                                      8,466,751
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                          None                                                             N/A
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index                          Ameriprise Financial                                         399,267
                                       ----------------------------------------------------------------------------
                                       Bear Stearns Companies                                       577,381
                                       ----------------------------------------------------------------------------
                                       Charles Schwab                                               598,882
                                       ----------------------------------------------------------------------------
                                       Citigroup                                                  8,285,430
                                       ----------------------------------------------------------------------------
                                       E*Trade Financial                                            289,891
                                       ----------------------------------------------------------------------------
                                       Franklin Resources                                           555,808
                                       ----------------------------------------------------------------------------
                                       Goldman Sachs Group                                        2,570,617
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                      5,072,225
                                       ----------------------------------------------------------------------------
                                       Legg Mason                                                   377,824
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                   1,253,670
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                        2,491,077
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                             2,609,586
                                       ----------------------------------------------------------------------------
                                       PNC Financial Services Group                                 658,512
-------------------------------------------------------------------------------------------------------------------
Select Value                           Bear Stearns Companies                                       146,502
-------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government         Citigroup Commercial Mtge Trust                            3,981,207
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley Mtge Loan Trust                             1,201,637
-------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                    Knight Capital Group Cl A                                    888,970
                                       ----------------------------------------------------------------------------
                                       LaBranche & Co.                                              345,043
                                       ----------------------------------------------------------------------------
                                       Piper Jaffray Companies                                      586,350
-------------------------------------------------------------------------------------------------------------------
Small Cap Value                        Knight Capital Group Cl A                                  1,395,576
                                       ----------------------------------------------------------------------------
                                       LaBranche & Co.                                              433,503
-------------------------------------------------------------------------------------------------------------------



  * All funds except Core Equity changed fiscal year ends in 2006 from Aug. 31 to Dec. 31. The information shown is as of Dec. 31, 2006.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 36

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


                                                                          PERCENT
                                                                            OF
                                                                          AGGRE-
                                                                           GATE
                                                                          DOLLAR
                                                                          AMOUNT
                                                      AGGRE-                OF      AGGRE-
                                                       GATE     PERCENT  TRANSAC-    GATE
                                                      DOLLAR      OF       TIONS    DOLLAR   AGGREGATE   AGGREGATE
                                                      AMOUNT    AGGRE-    INVOLV-   AMOUNT     DOLLAR     DOLLAR
                                                        OF       GATE       ING       OF     AMOUNT OF   AMOUNT OF
                                            NATURE    COMMIS-   BROKER-   PAYMENT   COMMIS-   COMMIS-     COMMIS-
                                              OF       SIONS      AGE       OF       SIONS     SIONS       SIONS
                                           AFFILIA-   PAID TO   COMMIS-   COMMIS-   PAID TO   PAID TO     PAID TO
                             BROKER          TION     BROKER     SIONS     SIONS    BROKER     BROKER     BROKER
FUND                  --------------------------------------------------------------------------------------------
                                                 2006*                              2006**      2005       2004
------------------------------------------------------------------------------------------------------------------
Balanced              American Enterprise     (1)      $  0                          $  0     $ 3,299***$10,766***
                      Investment
                      Services, Inc.
                      (AEIS)
------------------------------------------------------------------------------------------------------------------
Cash Management       None                                                              0           0            0
------------------------------------------------------------------------------------------------------------------
Core Bond             None                                                              0           0          0(a)
------------------------------------------------------------------------------------------------------------------
Core Equity           None                                                            N/A           0          0(b)
------------------------------------------------------------------------------------------------------------------
Diversified Bond      None                                                              0           0            0
------------------------------------------------------------------------------------------------------------------
Diversified Equity    AEIS                    (1)         0                             0       1,052***  3,759***
  Income
------------------------------------------------------------------------------------------------------------------
Emerging Markets      None                                                              0           0            0
------------------------------------------------------------------------------------------------------------------
Fundamental Value     None                                                              0(c)      N/A          N/A
------------------------------------------------------------------------------------------------------------------
Global Bond           None                                                              0           0            0
------------------------------------------------------------------------------------------------------------------
Global Inflation      None                                                              0           0(d)       N/A
  Protected
  Securities
------------------------------------------------------------------------------------------------------------------
Growth                AEIS                    (1)         0                             0         714*** 24,351***
------------------------------------------------------------------------------------------------------------------
High Yield Bond       None                                                              0           0            0
------------------------------------------------------------------------------------------------------------------
Income Opportunities  None                                                              0           0          0(e)
------------------------------------------------------------------------------------------------------------------
International         None                                                              0           0            0
  Opportunity
------------------------------------------------------------------------------------------------------------------
Large Cap Equity      AEIS                    (1)         0                             0      14,132*** 45,985***
------------------------------------------------------------------------------------------------------------------
Large Cap Value       AEIS                    (1)         0                             0           0      17***(a)
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth        AEIS                    (1)         0                             0           0     1,650***
------------------------------------------------------------------------------------------------------------------
Mid Cap Value         None                                                              0           0(f)       N/A
------------------------------------------------------------------------------------------------------------------
S&P 500 Index         None                                                              0           0            0
------------------------------------------------------------------------------------------------------------------
Select Value          Gabelli Company         (2)       112      0.20%     0.13%      100       3,655     11,460(a)
------------------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 37

                                                                          PERCENT
                                                                            OF
                                                                          AGGRE-
                                                                           GATE
                                                                          DOLLAR
                                                                          AMOUNT
                                                     AGGREGA-               OF     AGGREGA-
                                                        TE      PERCENT  TRANSAC-     TE
                                                      DOLLAR      OF       TIONS    DOLLAR   AGGREGATE   AGGREGATE
                                                      AMOUNT    AGGRE-    INVOLV-   AMOUNT     DOLLAR     DOLLAR
                                                        OF       GATE       ING       OF     AMOUNT OF   AMOUNT OF
                                            NATURE    COMMIS-   BROKER-   PAYMENT   COMMIS-   COMMIS-     COMMIS-
                                              OF       SIONS      AGE       OF       SIONS     SIONS       SIONS
                                           AFFILIA-   PAID TO   COMMIS-   COMMIS-   PAID TO   PAID TO     PAID TO
                             BROKER          TION     BROKER     SIONS     SIONS    BROKER     BROKER     BROKER
FUND                  --------------------------------------------------------------------------------------------
                                                 2006*                              2006**      2005       2004
------------------------------------------------------------------------------------------------------------------
Short Duration
  U.S. Government     None                                                              0           0            0
------------------------------------------------------------------------------------------------------------------
Small Cap Advantage   None                                                              0           0            0
------------------------------------------------------------------------------------------------------------------
Small Cap Value       M.J. Whitman LLC        (3)         0                             0           0       45,845
                      --------------------------------------------------------------------------------------------
                      Goldman Sachs           (4)         0                           200         457        3,806
                      --------------------------------------------------------------------------------------------
                      Legg Mason Wood         (5)         0                             0         297            0
                      Walker, Inc.
------------------------------------------------------------------------------------------------------------------



     * In 2006, all funds except Core Equity changed fiscal year ends from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

    ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

   *** Represents brokerage clearing fees.

   (1) Wholly-owned subsidiary of Ameriprise Financial.

   (2) Affiliate of GAMCO Asset Management, Inc., a former subadviser, terminated Sept. 29, 2006.

   (3) Affiliate of Third Avenue Management LLC., a former subadviser, terminated March 15, 2004.

   (4) Affiliate of Goldman Sachs Management L.P., a former subadviser, terminated April 24, 2006.

   (5) Affiliate of Royce & Associates, LLC., a former subadviser, terminated April 24, 2006.

   (a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

   (b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

   (c) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

   (d) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

   (e) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

   (f) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table.

                          TABLE 8. VALUING FUND SHARES


FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Balanced                                       $2,070,795,869        132,634,421                $15.61
-----------------------------------------------------------------------------------------------------------------
Cash Management                                 1,055,267,058      1,055,643,426                  1.00
-----------------------------------------------------------------------------------------------------------------
Core Bond                                          66,042,944          6,729,729                  9.81
-----------------------------------------------------------------------------------------------------------------
Core Equity                                       432,417,395         39,416,294                 10.97
-----------------------------------------------------------------------------------------------------------------
Diversified Bond                                2,744,818,964        262,116,403                 10.47
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income                       3,446,087,033        222,659,395                 15.48
-----------------------------------------------------------------------------------------------------------------
Emerging Markets                                  547,637,610         31,562,840                 17.35
-----------------------------------------------------------------------------------------------------------------
Fundamental Value                                 396,870,186         36,355,344                 10.92
-----------------------------------------------------------------------------------------------------------------
Global Bond                                       781,822,390         71,707,326                 10.90
-----------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities             581,691,472         59,613,312                  9.76
-----------------------------------------------------------------------------------------------------------------
Growth                                            639,730,289         85,310,379                  7.50
-----------------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 38

FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
High Yield Bond                                 1,215,674,868        177,360,389                  6.85
-----------------------------------------------------------------------------------------------------------------
Income Opportunities                              409,460,346         39,686,904                 10.32
-----------------------------------------------------------------------------------------------------------------
International Opportunity                       1,310,729,039         99,394,884                 13.19
-----------------------------------------------------------------------------------------------------------------
Large Cap Equity                                3,737,379,428        149,252,411                 25.04
-----------------------------------------------------------------------------------------------------------------
Large Cap Value                                    25,361,099          2,074,264                 12.23
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                    689,790,123         60,407,816                 11.42
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     370,472,775         27,471,975                 13.49
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                     391,850,253         40,847,131                  9.59
-----------------------------------------------------------------------------------------------------------------
Select Value                                       28,479,124          2,503,889                 11.37
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                    457,013,631         45,108,468                 10.13
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage                               219,798,672         16,874,236                 13.03
-----------------------------------------------------------------------------------------------------------------
Small Cap Value                                   618,628,695         41,553,625                 14.89
-----------------------------------------------------------------------------------------------------------------



  * All funds except Core Equity changed fiscal year ends in 2006 from Aug. 31 to Dec. 31. The information shown is as of Dec. 31, 2006.

FOR FUNDS OTHER THAN MONEY MARKETS FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the "Exchange"):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 39
systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the fund's website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally as of a month-end and is not released until it is at least fifteen (15) days old.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 40

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley) and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 41

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 42
exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

SELLING SHARES

A fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 43

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and RiverSource Distributors, Inc. reserve the right to reject any business, in its sole discretion.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

                         TABLE 9. CAPITAL LOSS CARRYOVER


                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                      CAPITAL LOSS    EXPIRING IN   EXPIRING IN   EXPIRING IN   EXPIRING IN   EXPIRING IN   EXPIRING IN
FUND*                  CARRYOVERS         2007          2008          2009          2010          2011          2012
-----------------------------------------------------------------------------------------------------------------------
Balanced             $   35,624,602             0    35,624,602             0             0             0         0
-----------------------------------------------------------------------------------------------------------------------
Cash Management                 968           818             0             0             0             0         0
-----------------------------------------------------------------------------------------------------------------------
Core Bond                   636,372             0             0             0             0             0         0
-----------------------------------------------------------------------------------------------------------------------
Core Equity                       0
-----------------------------------------------------------------------------------------------------------------------
Diversified Bond        140,432,283    53,324,465    47,894,894     9,863,475    15,651,826     4,231,263         0
-----------------------------------------------------------------------------------------------------------------------
Diversified Equity
  Income                          0            --            --            --            --            --        --
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets                  0            --            --            --            --            --        --
-----------------------------------------------------------------------------------------------------------------------
Fundamental Value                 0            --            --            --            --            --        --
-----------------------------------------------------------------------------------------------------------------------
Global Bond                 527,778             0             0             0             0             0         0
-----------------------------------------------------------------------------------------------------------------------
Global Inflation
  Protected
  Securities              1,165,851             0             0             0             0             0         0
-----------------------------------------------------------------------------------------------------------------------
Growth                   80,007,343             0             0             0    75,486,831             0         0
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond         287,387,619             0     9,616,792   100,694,093   106,316,241             0         0
-----------------------------------------------------------------------------------------------------------------------
Income
  Opportunities                   0            --            --            --            --            --        --
-----------------------------------------------------------------------------------------------------------------------
International
  Opportunity           434,867,848             0    17,527,276   304,876,014    90,583,080    21,881,478         0
-----------------------------------------------------------------------------------------------------------------------
Large Cap Equity        145,318,120    27,959,838    34,622,634     7,516,387    75,219,261             0         0
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value                   0            --            --            --            --            --        --
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth        1,117,336,399             0   767,257,789   310,534,170    39,544,440             0         0
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                     0            --            --            --            --            --        --
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                     0            --            --            --            --            --        --
-----------------------------------------------------------------------------------------------------------------------
Select Value                      0            --            --            --            --            --        --
-----------------------------------------------------------------------------------------------------------------------
                        AMOUNT        AMOUNT        AMOUNT
                     EXPIRING IN   EXPIRING IN   EXPIRING IN
FUND*                    2013          2014          2015
------------------------------------------------------------
Balanced                      0             0             0
------------------------------------------------------------
Cash Management             150             0             0
------------------------------------------------------------
Core Bond               171,449       394,277        70,646
------------------------------------------------------------
Core Equity
------------------------------------------------------------
Diversified Bond      7,546,166             0     1,920,194
------------------------------------------------------------
Diversified Equity
  Income                     --            --            --
------------------------------------------------------------
Emerging Markets             --            --            --
------------------------------------------------------------
Fundamental Value            --            --            --
------------------------------------------------------------
Global Bond             122,441       185,503       219,834
------------------------------------------------------------
Global Inflation
  Protected
  Securities                  0     1,165,851             0
------------------------------------------------------------
Growth                        0     3,482,953     1,037,559
------------------------------------------------------------
High Yield Bond         760,493             0             0
------------------------------------------------------------
Income
  Opportunities              --            --            --
------------------------------------------------------------
International
  Opportunity                 0             0             0
------------------------------------------------------------
Large Cap Equity              0             0             0
------------------------------------------------------------
Large Cap Value             --$            --            --
------------------------------------------------------------
Mid Cap Growth                0             0             0
------------------------------------------------------------
Mid Cap Value                --            --            --
------------------------------------------------------------
S&P 500 Index                --            --            --
------------------------------------------------------------
Select Value                 --            --            --
------------------------------------------------------------




RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 44

                                TOTAL         AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                            CAPITAL LOSS   EXPIRING IN   EXPIRING IN   EXPIRING IN   EXPIRING IN   EXPIRING IN   EXPIRING IN
FUND*                        CARRYOVERS        2007          2008          2009          2010          2011          2012
----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.
  Government                 11,387,600          0             0             0          68,450           0        4,186,493
----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                   0         --            --            --              --          --               --
----------------------------------------------------------------------------------------------------------------------------
Small Cap Value                       0         --            --            --              --          --               --
----------------------------------------------------------------------------------------------------------------------------
                               AMOUNT        AMOUNT        AMOUNT
                            EXPIRING IN   EXPIRING IN   EXPIRING IN
FUND*                           2013          2014          2015
-------------------------------------------------------------------
Short Duration U.S.
  Government                 3,894,750     3,130,115      107,792
-------------------------------------------------------------------
Small Cap Advantage                 --            --           --
-------------------------------------------------------------------
Small Cap Value                     --            --           --
-------------------------------------------------------------------



  * All funds except Core Equity changed fiscal year ends in 2006 from Aug. 31 to Dec. 31. The information shown is as of Dec. 31, 2006.

TAXES

Each Fund other than RiverSource Variable Portfolio -- Cash Management Fund, RiverSource Variable Portfolio -- Core Bond Fund, RiverSource Variable Portfolio -- Diversified Bond Fund, RiverSource Variable Portfolio -- Emerging Markets Fund, RiverSource Variable Portfolio -- Global Bond Fund, RiverSource Variable Portfolio -- Global Inflation Protected Securities Fund, RiverSource Variable Portfolio -- High Yield Bond Fund, RiverSource Variable
Portfolio -- Income Opportunities Fund, RiverSource Variable
Portfolio -- International Opportunity Fund and RiverSource Variable
Portfolio -- Short Duration U.S. Government Fund (the "non-RIC Funds") intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code. Under federal tax law, by the end of a calendar year a fund that is a RIC must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Such a fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund other than the non-RIC Funds intends to comply with this federal tax law related to annual distributions and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses (i.e. certain foreign currency gains and losses) are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Each non-RIC Fund other than the RiverSource Variable Portfolio -- Core Equity Fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file an annual information return. Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the Fund's items of income, gain, loss, deduction or credit for the taxable year of the Fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the Fund.

The RiverSource Variable Portfolio -- Core Equity Fund will be treated as an entity disregarded from its owner for federal income tax purposes (a so-called "disregarded entity"). A disregarded entity itself is not subject to U.S. federal income tax nor to any annual tax return filing requirements.

The non-RIC Funds will not need to make distributions to their shareholders to preserve their tax status.

The Funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements in order for participating insurance companies and their "separate accounts" which hold shares in the Fund to qualify for special tax treatment described below. Under a
Section 817(h) safe harbor for separate accounts, (a) at least 50% of the market value of the Fund's total assets must be represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. In addition, no more than 55% of the assets of the separate account which owns shares in the Fund, including the separate account's proportionate share of the assets of the Fund, can be in cash, cash items, Government securities and securities of other regulated investment companies pursuant to Sec 817(h) of the Code. For purposes of the latter diversification requirement, the Fund's beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the Fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The Funds intend to meet such requirements.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 45

The Funds other than the non-RIC Funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a Fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income. The partners or owners in non-RIC Funds may similarly be subject to U.S. taxes resulting from holdings in a PFIC. To the extent possible, such non-RIC Funds may similarly make an election to mark to market any PFIC stock.

Income earned by a Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 46

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a monthly fee based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 10. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

                                                                                          DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT             LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL         RECENT FISCAL PERIOD*
-----------------------------------------------------------------------------------------------------------------
Balanced                                       First $1.0          0.530%                     0.516%
                                               Next 1.0            0.505
                                               Next 1.0            0.480
                                               Next 3.0            0.455
                                               Next 1.5            0.430
                                               Next 2.5            0.410
                                               Next 5.0            0.390
                                               Next 9.0            0.370
                                               Over 24.0           0.350
-----------------------------------------------------------------------------------------------------------------
Cash Management                                First $1.0          0.330                      0.329
                                               Next 0.5            0.313
                                               Next 0.5            0.295
                                               Next 0.5            0.278
                                               Next 2.5            0.260
                                               Next 1.0            0.240
                                               Next 1.5            0.220
                                               Next 1.5            0.215
                                               Next 1.0            0.190
                                               Next 5.0            0.180
                                               Next 5.0            0.170
                                               Next 4.0            0.160
                                               Over 24.0           0.150
-----------------------------------------------------------------------------------------------------------------
Core Bond                                      First $1.0          0.480                Core Bond - 0.480
Diversified Bond                               Next 1.0            0.455             Diversified Bond - 0.457
                                               Next 1.0            0.430
                                               Next 3.0            0.405
                                               Next 1.5            0.380
                                               Next 1.5            0.365
                                               Next 1.0            0.360
                                               Next 5.0            0.350
                                               Next 5.0            0.340
                                               Next 4.0            0.330
                                               Next 26.0           0.310
                                               Over 50.0           0.290
-----------------------------------------------------------------------------------------------------------------
Core Equity                                    All                 0.400                      0.400
-----------------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 47

                                                                                          DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT             LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL         RECENT FISCAL PERIOD*
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income                      First $1.0          0.600        Diversified Equity Income - 0.569
Growth                                         Next 1.0            0.575                  Growth - 0.600
Large Cap Equity                               Next 1.0            0.550             Large Cap Equity - 0.565
Large Cap Value                                Next 3.0            0.525             Large Cap Value - 0.600
                                               Next 1.5            0.500
                                               Next 2.5            0.485
                                               Next 5.0            0.470
                                               Next 5.0            0.450
                                               Next 4.0            0.425
                                               Next 26.0           0.400
                                               Over 50.0           0.375
-----------------------------------------------------------------------------------------------------------------
Emerging Markets                               First $0.25         1.100                      1.087
                                               Next 0.25           1.080
                                               Next 0.25           1.060
                                               Next 0.25           1.040
                                               Next 1.0            1.020
                                               Next 5.5            1.000
                                               Next 2.5            0.985
                                               Next 5.0            0.970
                                               Next 5.0            0.960
                                               Next 4.0            0.935
                                               Next 26.0           0.920
                                               Over 50.0           0.900
-----------------------------------------------------------------------------------------------------------------
Fundamental Value                              First $0.5          0.730                      0.730
                                               Next 0.5            0.705
                                               Next 1.0            0.680
                                               Next 1.0            0.655
                                               Next 3.0            0.630
                                               Over 6.0            0.600
-----------------------------------------------------------------------------------------------------------------
Global Bond                                    First $0.25         0.720                      0.693
                                               Next 0.25           0.695
                                               Next 0.25           0.670
                                               Next 0.25           0.645
                                               Next 6.5            0.620
                                               Next 2.5            0.605
                                               Next 5.0            0.590
                                               Next 5.0            0.580
                                               Next 4.0            0.560
                                               Next 26.0           0.540
                                               Over 50.0           0.520
-----------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities          First $1.0          0.440                      0.440
                                               Next 1.0            0.415
                                               Next 1.0            0.390
                                               Next 3.0            0.365
                                               Next 1.5            0.340
                                               Next 1.5            0.325
                                               Next 1.0            0.320
                                               Next 5.0            0.310
                                               Next 5.0            0.300
                                               Next 4.0            0.290
                                               Next 26.0           0.270
                                               Over 50.0           0.250
-----------------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 48

                                                                                          DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT             LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL         RECENT FISCAL PERIOD*
-----------------------------------------------------------------------------------------------------------------
High Yield Bond                                First $1.0          0.590                      0.586
                                               Next 1.0            0.565
                                               Next 1.0            0.540
                                               Next 3.0            0.515
                                               Next 1.5            0.490
                                               Next 1.5            0.475
                                               Next 1.0            0.450
                                               Next 5.0            0.435
                                               Next 5.0            0.425
                                               Next 4.0            0.400
                                               Next 26.0           0.385
                                               Over 50.0           0.360
-----------------------------------------------------------------------------------------------------------------
Income Opportunities                           First $1.0          0.610                      0.610
                                               Next 1.0            0.585
                                               Next 1.0            0.560
                                               Next 3.0            0.535
                                               Next 1.5            0.510
                                               Next 1.5            0.495
                                               Next 1.0            0.470
                                               Next 5.0            0.455
                                               Next 5.0            0.445
                                               Next 4.0            0.420
                                               Next 26.0           0.405
                                               Over 50.0           0.380
-----------------------------------------------------------------------------------------------------------------
International Opportunity                      First $0.25         0.800                      0.748
                                               Next 0.25           0.775
                                               Next 0.25           0.750
                                               Next 0.25           0.725
                                               Next 1.0            0.700
                                               Next 5.5            0.675
                                               Next 2.5            0.660
                                               Next 5.0            0.645
                                               Next 5.0            0.635
                                               Next 4.0            0.610
                                               Next 26.0           0.600
                                               Over 50.0           0.570
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 First $1.0          0.700                      0.700
Mid Cap Value                                  Next 1.0            0.675
                                               Next 1.0            0.650
                                               Next 3.0            0.625
                                               Next 1.5            0.600
                                               Next 2.5            0.575
                                               Next 5.0            0.550
                                               Next 9.0            0.525
                                               Next 26.0           0.500
                                               Over 50.0           0.475
-----------------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 49

                                                                                          DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT             LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL         RECENT FISCAL PERIOD*
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                  First $1.0          0.220                      0.220
                                               Next 1.0            0.210
                                               Next 1.0            0.200
                                               Next 4.5            0.190
                                               Next 2.5            0.180
                                               Next 5.0            0.170
                                               Next 9.0            0.160
                                               Next 26.0           0.140
                                               Over 50.0           0.120
-----------------------------------------------------------------------------------------------------------------
Select Value                                   First $0.50         0.780                      0.780
                                               Next 0.50           0.755
                                               Next 1.00           0.730
                                               Next 1.00           0.705
                                               Next 3.00           0.680
                                               Over 6.00           0.650
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                 First $1.0          0.480                      0.480
                                               Next 1.0            0.455
                                               Next 1.0            0.430
                                               Next 3.0            0.405
                                               Next 1.5            0.380
                                               Next 1.5            0.365
                                               Next 1.0            0.340
                                               Next 5.0            0.325
                                               Next 5.0            0.315
                                               Next 4.0            0.290
                                               Next 26.0           0.275
                                               Over 50.0           0.250
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage                            First $0.25         0.790                      0.790
                                               Next 0.25           0.765
                                               Next 0.25           0.740
                                               Next 0.25           0.715
                                               Next 1.00           0.690
                                               Over 2.00           0.665
-----------------------------------------------------------------------------------------------------------------
Small Cap Value                                First $0.25         0.970                      0.950
                                               Next 0.25           0.945
                                               Next 0.25           0.920
                                               Next 0.25           0.895
                                               Over 1.00           0.870
-----------------------------------------------------------------------------------------------------------------



    * All funds except Core Equity changed fiscal year ends in 2006 from Aug. 31 to Dec. 31. The information shown is as of Dec. 31, 2006.

Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; registration fees for public sale of securities; certain legal fees; consultants' fees; compensation or Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expenses related to a fund's participation in inverse floater structures; and expense properly payable by a fund, approved by the Board.

For Balanced and Equity Funds, except for Core Equity and S&P 500 Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to the Lipper Index (Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 50

                            TABLE 11. LIPPER INDEXES

                                                                             FEE INCREASE OR   FEE INCREASE OR
FUND                                          LIPPER INDEX                     (DECREASE)*       (DECREASE)**
--------------------------------------------------------------------------------------------------------------
Balanced                     Lipper Balanced Funds Index                        $ 270,785         $ (926,803)
--------------------------------------------------------------------------------------------------------------
Diversified Equity Income    Lipper Equity Income Funds Index                     722,447          2,011,544
--------------------------------------------------------------------------------------------------------------
Emerging Markets             Lipper Emerging Markets Funds Index                   68,528             12,891
--------------------------------------------------------------------------------------------------------------
Fundamental Value            Lipper Large-Cap Core Funds Index(a)                 (11,517)                 0
--------------------------------------------------------------------------------------------------------------
Growth                       Lipper Large-Cap Growth Funds Index                  219,098             94,840
--------------------------------------------------------------------------------------------------------------
                             Lipper International Large-Cap Core Funds
International Opportunity    Index                                                 42,132            443,628
--------------------------------------------------------------------------------------------------------------
Large Cap Equity             Lipper Large-Cap Core Funds Index                     97,489           (472,064)
--------------------------------------------------------------------------------------------------------------
Large Cap Value              Lipper Large-Cap Value Funds Index                         0             (6,328)
--------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Lipper Mid-Cap Growth Funds Index                   (224,965)          (211,720)
--------------------------------------------------------------------------------------------------------------
Mid Cap Value                Lipper Mid-Cap Value Funds Index                      16,744             14,432
--------------------------------------------------------------------------------------------------------------
Select Value                 Lipper Mid-Cap Value Funds Index(b)                   (5,226)           (17,927)
--------------------------------------------------------------------------------------------------------------
Small Cap Advantage          Lipper Small-Cap Core Funds Index                    (53,757)          (123,175)
--------------------------------------------------------------------------------------------------------------
Small Cap Value              Lipper Small-Cap Value Funds Index                    89,900            (82,048)
--------------------------------------------------------------------------------------------------------------



  * In 2006, the funds changed fiscal year ends from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

 ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

(a) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Large-Cap Value Funds Index. See "Change in Index" below.

(b) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Multi-Cap Value Funds Index. See "Change in Index" below.

The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 12. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE             ADJUSTMENT RATE               DIFFERENCE              ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point      3.00% or     8 basis points
               times the performance difference           more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points
--------------------------------------------------------------------------------------------------------





RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 51

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

CHANGE IN INDEX
If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

The management fee is paid monthly. For all funds other than Core Equity, under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board. For Core Equity, under the agreement, the fund also pays brokerage commissions and expenses properly payable by the fund, approved by the Board.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates.

               TABLE 13. MANAGEMENT FEES AND NONADVISORY EXPENSES


--------------------------------------------------------------------------------------------------------------------------
                                          MANAGEMENT FEES                              NONADVISORY EXPENSES
--------------------------------------------------------------------------------------------------------------------------
FUND                        2006*       2006**        2005         2004        2006*     2006**      2005      2004
--------------------------------------------------------------------------------------------------------------------------
Balanced                 $3,770,059  $11,773,679  $16,475,472  $14,949,024   $319,151  $  892,026  $879,722  $621,427
--------------------------------------------------------------------------------------------------------------------------
Cash Management           1,115,733    3,099,857    3,618,791    3,943,361    102,263     301,954   239,685   153,930
--------------------------------------------------------------------------------------------------------------------------
Core Bond                   100,468      333,535      290,514      108,039(a)  19,405      45,781    64,359    27,209(a)
--------------------------------------------------------------------------------------------------------------------------
Core Equity               1,779,656          N/A    1,966,532      630,305(b)   4,472         N/A    (1,810)        0(b)
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond          3,821,877   10,386,439   10,446,764   10,267,470    275,885     804,512   654,797   486,884
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity
  Income                  6,677,888   14,825,523    7,790,892    3,909,591    346,713     981,305   669,524   394,376
--------------------------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 52

--------------------------------------------------------------------------------------------------------------------------
                                          MANAGEMENT FEES                              NONADVISORY EXPENSES
--------------------------------------------------------------------------------------------------------------------------
FUND                        2006*       2006**        2005         2004        2006*     2006**      2005      2004
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets          1,766,834    3,834,039    1,128,628      333,875    171,875     582,426   207,894    83,718
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value           737,998      206,566(c)       N/A          N/A     62,722      26,363(c)    N/A       N/A
--------------------------------------------------------------------------------------------------------------------------
Global Bond               1,676,013    4,640,640    4,107,042    3,087,011     97,275     381,820   312,839   217,046
--------------------------------------------------------------------------------------------------------------------------
Global Inflation
  Protected Securities      707,400    1,164,368      167,833(d)       N/A     39,723      72,604    26,773(d)    N/A
--------------------------------------------------------------------------------------------------------------------------
Growth                    1,449,964    3,751,065    2,023,076    1,444,157    116,296     345,518   154,684   307,329
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond           2,316,669    7,413,897    7,533,530    6,361,088    164,022     504,788   422,329   266,908
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities        665,749      653,044      165,239       24,242(e)  40,916     102,530    35,712     6,812(e)
--------------------------------------------------------------------------------------------------------------------------
International
  Opportunity             3,169,722   10,469,388    8,953,186    6,271,576    253,643     773,530   689,296   418,998
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity          7,050,915   18,214,495   15,079,399   13,899,157    306,280   1,179,965   834,053   471,564
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value              45,636      102,616       70,240       17,499(a)  13,284      24,748    21,370     7,089(a)
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth            1,403,857    3,286,046    1,435,137    1,207,565     83,310     196,868   130,183   212,938
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               706,423      376,310       10,481(f)       N/A    104,609      60,873     2,251(f)    N/A
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index               275,378      952,722      973,909      691,747     36,280      74,439    (8,545)   (3,134)
--------------------------------------------------------------------------------------------------------------------------
Select Value                 65,150      186,844      123,757       26,064(a)  12,223      35,977    25,807     5,496(a)
--------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.
  Government                726,456    2,635,745    3,045,061    2,917,663     56,490     244,644   207,177   151,503
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         518,341    1,726,941    1,757,829    1,319,284     74,048     191,340   190,155   107,639
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value           1,916,016    4,896,261    3,087,940    1,775,982    (12,306)    202,115   302,252   232,430
--------------------------------------------------------------------------------------------------------------------------




     * In 2006, all funds except Core Equity changed fiscal year ends from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.
    ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

   (a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

   (b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

   (c) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

   (d) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

   (e) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

   (f) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

MANAGER OF MANAGERS EXEMPTION
The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For Cash Management, Diversified Bond, Global Bond, High Yield Bond and Short Duration U.S. Government funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 15.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 53

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

          TABLE 14. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

                                                            PARENT
                                                           COMPANY,
FUND                           SUBADVISER NAME              IF ANY                FEE SCHEDULE
---------------------------------------------------------------------------------------------------------
Emerging Markets     Threadneedle International                A      0.45% on the first $150 million,
                     Limited(a)                                       reducing to
                     (Threadneedle) (effective July 9,                0.30% as assets increase, and
                     2004)                                            subject to a performance incentive
                                                                      adjustment(c)
---------------------------------------------------------------------------------------------------------
Fundamental Value    Davis Selected Advisers, LP              N/A     0.45% on the first $100 million,
                     (Davis)(a),(b)                                   reducing to
                     (effective April 24, 2006)                       0.25% as assets increase
---------------------------------------------------------------------------------------------------------
International        Threadneedle(a)                           A      0.35% on the first $150 million,
                                                                      reducing to
Opportunity          (effective July 9, 2004)                         0.20% as assets increase, and
                                                                      subject to a performance incentive
                                                                      adjustment(c)
---------------------------------------------------------------------------------------------------------
Select Value         Systematic Financial Management,          B      0.50% on the first $50 million,
                     L.P.(b)                                          reducing to
                     (Systematic)                                     0.30% as assets increase
                     (effective Sept. 29, 2006)
                     ------------------------------------------------------------------------------------
                     WEDGE Capital Management, L.L.P.         N/A     0.75% on the first $10 million,
                                                                      reducing to
                     (WEDGE)(b)                                       0.30% as assets increase
                     (effective Sept. 29, 2006)
---------------------------------------------------------------------------------------------------------
Small Cap Advantage  Kenwood Capital Management LLC            C      0.60% on the first $100 million,
                                                                      reducing to
                     (Kenwood)(a),(b)                                 0.45% as assets increase, and
                                                                      subject to a
                     (effective Sept. 13, 1999)                       performance incentive adjustment(d)
---------------------------------------------------------------------------------------------------------
Small Cap Value      Barrow, Hanley, Mewhinney & Strauss       D      1.00% on the first $10 million,
                                                                      reducing to
                     (BHMS)(b)                                        0.30% as assets increase
                     (effective March 12, 2004)
                     ------------------------------------------------------------------------------------
                     Donald Smith & Co. Inc. (Donald          N/A     0.60% on the first $175 million,
                     Smith)(b)                                        reducing
                     (effective March 12, 2004)                       to 0.55% as assets increase
                     ------------------------------------------------------------------------------------
                     Franklin Portfolio Associates             E      0.60% on the first $100 million,
                     LLC(b)                                           reducing to 0.55% as assets
                     (Franklin Portfolio Associates)                  increase
                     (effective March 12, 2004)
                     ------------------------------------------------------------------------------------
                     River Road Asset Management LLC          N/A     0.50% on all assets
                     (River Road)
                     (effective April 24, 2006)
---------------------------------------------------------------------------------------------------------



(a) Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial. Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager and an indirect partially-owned subsidiary of Ameriprise Financial.

(b) This fee is calculated based on the combined net assets subject to the subadviser's investment management.

(c) The adjustment for Threadneedle is based on the performance of one share of the fund and the change in the Lipper Index described in Table 12. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 54

(d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points (0.12%).

  A - Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
      Financial.

  B - Systematic is an affiliate of Affiliated Managers Group.

  C - Kenwood is an indirect partially-owned subsidiary of Ameriprise Financial.

  D - BHMS is an independent-operating subsidiary of Old Mutual Asset
      Management.

  E - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation.

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods.

                           TABLE 15. SUBADVISORY FEES

                                                                             SUBADVISORY FEES PAID
                                                               ------------------------------------------------------
FUND                                   SUBADVISER                 2006*       2006**        2005         2004
---------------------------------------------------------------------------------------------------------------------
Emerging Markets           Threadneedle                        $  669,447   $1,358,042   $  429,646   $   32,134  (a)
                           ------------------------------------------------------------------------------------------
                           Former subadviser: American                N/A          N/A          N/A       70,099(b)
                           Express Asset Management
                           International Inc. (AEAMI)
                           (from inception until July 9,
                           2004)
---------------------------------------------------------------------------------------------------------------------
Fundamental Value          Davis                                  338,789       96,344(c)       N/A          N/A
---------------------------------------------------------------------------------------------------------------------
International Opportunity  Threadneedle                         1,209,118    3,710,188    3,057,193      477,868(a)
                           ------------------------------------------------------------------------------------------
                           Former subadviser: AEAMI                   N/A          N/A          N/A    2,372,049(d)
                           (from inception until July 9,
                           2004)
---------------------------------------------------------------------------------------------------------------------
Select Value               Systematic                              13,262(d)       N/A          N/A          N/A
                           ------------------------------------------------------------------------------------------
                           WEDGE                                   14,023(d)       N/A          N/A          N/A
                           ------------------------------------------------------------------------------------------
                           Former subadviser: GAMCO Asset           8,252(e)    99,445       59,064       13,489(f)
                           Management Inc.
                           (from inception to Sept. 29,
                           2006)
---------------------------------------------------------------------------------------------------------------------
Small Cap Advantage        Kenwood                                331,333      782,102(g)   772,535      541,441
---------------------------------------------------------------------------------------------------------------------
Small Cap Value            BHMS                                   207,209      516,451      297,471       58,516(h)
                           ------------------------------------------------------------------------------------------
                           Donald Smith                           240,426      583,515      337,518       66,278(h)
                           ------------------------------------------------------------------------------------------
                           Franklin Portfolio Associates          242,849      603,425      350,034       62,780(h)
                           ------------------------------------------------------------------------------------------
                           River Road                             336,477      363,808(i)       N/A          N/A
                           ------------------------------------------------------------------------------------------
                           Former subadviser: Third Avenue            N/A          N/A          N/A      116,248(j)
                           Management LLC
                           (from inception to March 15,
                           2004)
                           ------------------------------------------------------------------------------------------
                           Former subadviser: Goldman Sachs           N/A      399,675(k)   334,797      318,678
                           Asset Management, L.P.
                           (Aug. 8, 2003 to April 24, 2006)
                           ------------------------------------------------------------------------------------------
                           Former subadviser: Royce &                 N/A      422,134(k)   518,048      470,848
                           Associates, LLC
                           (from inception to April 24,
                           2006)
---------------------------------------------------------------------------------------------------------------------



     * All funds changed fiscal year ends in 2006 from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

    ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

   (a) For fiscal period from July 9, 2004 to Aug. 31, 2004.

   (b) For fiscal period from Sept. 1, 2003 to July 8, 2004.

   (c) For fiscal period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

   (d) For fiscal period from Sept. 29, 2006 to Dec. 31, 2006.

   (e) For fiscal period from Sept 1, 2006 to Sept. 29, 2006.

   (f) For fiscal period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

   (g) Effective March 1, 2006, the fund's shareholders approved a change to the subadviser fee schedule for fees paid to the subadviser by the investment manager.

   (h) For fiscal period from March 12, 2004 to Aug. 31, 2004.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 55

(i)    For fiscal period from April 24, 2006 to Aug. 31, 2006.

(j)    For fiscal period from Sept. 1, 2003 to March 15, 2004.

(k)    For fiscal period from Sept. 1, 2005 to April 24, 2006.

PORTFOLIO MANAGERS. For all funds other than money market funds, the following table provides information about the funds' portfolio managers as of the end of Sept. 30, 2007.

                          TABLE 16. PORTFOLIO MANAGERS


                                         OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                -------------------------------------------------------------  OWNERSHIP   POTENTIAL
                   PORTFOLIO       NUMBER AND TYPE       APPROXIMATE       PERFORMANCE BASED    OF FUND    CONFLICTS   STRUCTURE OF
FUND                MANAGER         OF ACCOUNT(A)      TOTAL NET ASSETS       ACCOUNTS(B)      SHARES(C)  OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Balanced        Tom Murphy      7 RICs                $8.27 billion      2 RICs ($717.93 M)
                                3 PIVs                $1.01 billion
                                13 other accounts(d)  $12.78 billion
                -----------------------------------------------------------------------------
                Jamie Jackson   14 RICs               $20.70 billion     2 RICs ($717.93 M);
                                6 PIVs                $2.68 billion      1 other account
                                28 other accounts(d)  $7.86 billion      ($45.13 M)            None           (1)          (11)
                -----------------------------------------------------------------------------
                Scott Kirby     10 RICs               $9.91 billion      2 RICs ($717.93 M);
                                6 PIVs                $1.92 billion      1 other account
                                44 other accounts(d)  $19.12 billion     ($71.78 M)
                -----------------------------------------------------------------------------
                Bob Ewing       7 RICs                $11.18 billion     6 RICs ($10.78 B)
                                1 PIV                 $10.55 million
                                2 other accounts(d)   $89.12 million
-----------------------------------------------------------------------------------------------------------------------------------
Core Bond       Tom Murphy      7 RICs                $8.83 billion      3 RICs ($1.37 B)
                                3 PIVs                $1.01 billion
                                13 other accounts(d)  $12.78 billion
                -----------------------------------------------------------------------------
                Jamie Jackson   14 RICs               $21.22 billion     3 RICs ($1.37 B);
                                6 PIVs                $2.68 billion      1 other account
                                28 other accounts(d)  $7.86 billion      ($45.13 M)            None           (1)          (11)
                -----------------------------------------------------------------------------
                Scott Kirby     10 RICs               $10.47 billion     3 RICs ($1.37 B);
                                6 PIVs                $1.92 billion      1 other account
                                44 other accounts(d)  $19.12 billion     ($71.78 M)
-----------------------------------------------------------------------------------------------------------------------------------
Core Equity     Nick Thakore    5 RICs                $13.98 billion     5 RICs ($13.98 B)
                                1 PIV                 $10.14 million
                                2 other accounts(d)   $89.12 million                           None           (1)          (11)
                -----------------------------------------------------------------------------
                Bob Ewing       7 RICs                $12.01 billion     7 RICs ($12.01 B)
                                1 PIV                 $10.55 million
                                2 other accounts(d)   $89.12 million
-----------------------------------------------------------------------------------------------------------------------------------
Diversified     Tom Murphy      7 RICs                $4.94 billion      3 RICs ($1.37 B)
Bond                            3 PIVs                $1.01 billion
                                13 other accounts(d)  $12.78 billion
                -----------------------------------------------------------------------------
                Jamie Jackson   14 RICs               $17.33 billion     3 RICs ($1.37 B);
                                6 PIVs                $2.68 billion      1 other account
                                28 other accounts(d)  $7.86 billion      ($45.13 M)
                -----------------------------------------------------------------------------
                Scott Kirby     10 RICs               $6.58 billion      3 RICs ($1.37 B);
                                6 PIVs                $1.92 billion      1 other account
                                44 other accounts(d)  $19.12 billion     ($71.78M)             None           (1)          (11)
                -----------------------------------------------------------------------------
                Jennifer Ponce
                de Leon         5 RICs                $6.90 billion
                                1 PIV                 $14.96 million
                                8 other accounts      $2.15 billion      None
                -------------------------------------------------------
                Nicolas Pifer   6 RICs                $5.72 billion
                                6 PIVs                $744.85 million
                                11 other accounts     $3.79 billion
-----------------------------------------------------------------------------------------------------------------------------------
Diversified     Warren Spitz    8 RICs                $14.92 billion
                --------------
Equity Income   Laton Spahr     1 PIV                 $61.27 million     5 RICs ($14.43 B)     None           (1)          (11)
                --------------
                Steve Schroll   5 other accounts(d)   $490.56 million
                --------------
                Paul Stocking
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 56

                                         OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                -------------------------------------------------------------  OWNERSHIP   POTENTIAL
                   PORTFOLIO       NUMBER AND TYPE       APPROXIMATE       PERFORMANCE BASED    OF FUND    CONFLICTS   STRUCTURE OF
FUND                MANAGER         OF ACCOUNT(A)      TOTAL NET ASSETS       ACCOUNTS(B)      SHARES(C)  OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Emerging        THREADNEEDLE:
                Julian
Markets         Thompson(h)     2 RICs                $1.17 billion
                                1 PIV                 $0.03 billion      None                  None           (2)          (12)
                                3 other accounts      $0.30 billion
                -------------------------------------------------------
                Jules Mort(h)   1 PIV                 $1.85 billion
-----------------------------------------------------------------------------------------------------------------------------------
Fundamental     DAVIS:
                Christopher C.
Value           Davis           29 RICs               $84.90 billion
                                10 PIVs               $1.24 billion
                                49,000 other
                                accounts(g)           $16.07 billion     None                  None(f)        (3)          (13)
                -------------------------------------------------------
                Kenneth C.
                Feinberg        32 RICs               $86.17 billion
                                11 PIVs               $1.25 billion
                                49,000 other
                                accounts(g)           $16.07 billion
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond     Nicolas Pifer   6 RICs                $8.49 billion
                                6 PIVs                $744.85 million    None                  None           (1)          (11)
                                11 other accounts     $3.79 billion
-----------------------------------------------------------------------------------------------------------------------------------
Global
  Inflation     Jamie Jackson   14 RICs               $20.60 billion     3 RICs ($1.37 B);
Protected                       6 PIVs                $2.68 billion      1 other account
Securities                      28 other accounts(d)  $7.86 billion      ($45.13 M)            None           (1)          (11)
                -----------------------------------------------------------------------------
                Nicolas Pifer   6 RICs                $8.99 billion
                                6 PIVs                $744.85 million    None
                                11 other accounts     $3.79 billion
-----------------------------------------------------------------------------------------------------------------------------------
Growth          Nick Thakore    5 RICs                $13.70 billion
                                1 PIV                 $10.14 million     4 RICs ($13.3 B)      None           (1)          (11)
                                2 other accounts(d)   $89.12 million
-----------------------------------------------------------------------------------------------------------------------------------
                Scott
High Yield      Schroepfer      1 RIC                 $1.81 billion
                -------------------------------------------------------
                Jennifer Ponce
Bond            de Leon         5 RICs                $9.76 billion      None                  None           (1)          (11)
                                1 PIV                 $14.96 million
                                8 other accounts      $2.15 billion
-----------------------------------------------------------------------------------------------------------------------------------
Income          Brian Lavin     1 RIC                 $311.57 million
Opportunities                   1 PIV                 $14.96 million
                                1 other account       $670.0 million     None                  None           (1)          (11)
                -------------------------------------------------------
                Jennifer Ponce
                de Leon         5 RICs                $10.22 billion
                                1 PIV                 $14.96 million
                                8 other accounts      $2.15 billion
-----------------------------------------------------------------------------------------------------------------------------------
International   THREADNEEDLE:
Opportunity     Alex Lyle(h)    2 RICs                $1.99 billion
                                34 PIVs               $3.40 billion
                                10 other accounts     $0.86 billion      None                  None           (2)          (12)
                -------------------------------------------------------
                Dominic
                Rossi(h)        1 RIC                 $0.77 billion
                                1 other account       $0.95 billion
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap       Nick Thakore    5 RICs                $11.03 billion     4 RICs ($10.63 B)
Equity                          1 PIV                 $10.14 million
                                2 other accounts(d)   $89.12 million
                -------------------------------------------------------
                Bob Ewing       7 RICs                $9.05 billion      6 RICs ($8.65 B)      None           (1)          (11)
                                1 PIV                 $10.55 million
                                2 other accounts(d)   $89.12 million
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap       Bob Ewing       7 RICs                $12.38 million     6 RICs ($11.98 B)     None           (1)          (11)
Value                           1 PIV                 $10.55 million
                                2 other accounts(d)   $89.12 million
-----------------------------------------------------------------------------------------------------------------------------------
                John K.
Mid Cap         Schonberg       1 RIC                 $1.11 billion
Growth                          2 PIVs                $68.60 million     1 RIC ($1.11 B)       None           (1)          (11)
                                4 other accounts      $10.27 million
                -------------------------------------------------------
                Michael
                Marzolf
                --------------
                Samuel Murphy   1 RIC                 $1.11 billion
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 57

                                         OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                -------------------------------------------------------------  OWNERSHIP   POTENTIAL
                   PORTFOLIO       NUMBER AND TYPE       APPROXIMATE       PERFORMANCE BASED    OF FUND    CONFLICTS   STRUCTURE OF
FUND                MANAGER         OF ACCOUNT(A)      TOTAL NET ASSETS       ACCOUNTS(B)      SHARES(C)  OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value   Warren Spitz    8 RICs                $18.72 billion
                --------------
                Laton Spahr     1 PIV                 $61.27 million     5 RICs ($18.23 B)     None           (1)          (11)
                --------------
                Steve Schroll   5 other accounts(d)   $490.56 million
                --------------
                Paul Stocking
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index   David Factor    2 RICs                $1.19 billion      None                  None           (1)          (11)
                                2 PIVs                $2.20 billion
-----------------------------------------------------------------------------------------------------------------------------------
Select Value    SYSTEMATIC:
                Ron Mushock     6 RICs                $1.07 billion      1 other account
                --------------
                Kevin McCreesh  7 PIVs                $726.0 million     ($366 M)              None           (4)          (14)
                                1,894 other accounts  $5.98 billion
                -------------------------------------------------------------------------------------------------------------------
                WEDGE:
                R. Michael
                James           2 RICs                $379.6 million
                --------------
                Peter F.
                Bridge          1 PIV                 $4.0 million       None                  None           (5)          (15)
                --------------
                Paul M.
                VeZolles        218 other accounts    $3.82 billion
-----------------------------------------------------------------------------------------------------------------------------------
Short Duration  Scott Kirby     10 RICs               $10.09 billion     3 RICs ($1.37 B);
U.S.                            6 PIVs                $1.92 billion      1 other account
Government                      44 other accounts(d)  $19.12 billion     ($71.78 M)            None           (1)          (11)
                -----------------------------------------------------------------------------
                Jamie Jackson   14 RICs               $20.83 billion     3 RICs ($1.37 B);
                                6 PIVs                $2.68 billion      1 other account
                                28 other accounts(d)  $7.86 billion      ($45.13 M)
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap
  Advantage     KENWOOD:
                Jake Hurwitz    1 RIC                 $469.63 million    1 RIC ($469.63 M);    None           (6)          (16)
                --------------
                Kent Kelley     1 PIV                 $92.93 million     1 other account
                                22 other accounts     $800.97 million    ($101.53 M)
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap
  Value         BHMS:
                James S.
                McClure         3 RICs                $696.8 million
                -------------------------------------------------------
                John P. Harloe  1 PIV                 $4.9 million       None                  None           (7)          (17)
                                16 other accounts     $752.3 million
                -------------------------------------------------------------------------------------------------------------------
                DONALD SMITH:
                Donald G.
                Smith           3 RICs                $1.7 billion
                                1 PIV                 $172.0 million     4 other accounts      None           (8)          (18)
                --------------
                Richard L.
                Greenberg       35 other accounts     $2.58 billion      ($1.49 B)
                -------------------------------------------------------------------------------------------------------------------
                FRANKLIN
                PORTFOLIO
                ASSOCIATES:
                John S. Cone
                --------------
                Michael F.
                Dunn            16 RICs               $16.3 billion      2 RICs ($10.6 B);     None           (9)          (19)
                --------------
                Oliver E.
                Buckley         6 PIVs                $780.2 million     15 other accounts
                --------------
                Kristin J.
                Crawford        86 other accounts     $16.0 billion      ($4.7 B)
                --------------
                Langton Garvin
                -------------------------------------------------------------------------------------------------------------------
                RIVER ROAD:
                James C.
                Shircliff       3 RICs                $361.51 million    1 other account
                --------------

                Henry W.
                Sanders         6 PIVs                $1.25 billion      ($293.14 M)
                                61 other accounts     $1.11 billion                            None           (10)         (20)
                -----------------------------------------------------------------------------
                R. Andrew Beck  2 RICs                $326.76 million
                                2 PIVs                $18.55 million     None
                                58 other accounts     $810.30 million
-----------------------------------------------------------------------------------------------------------------------------------




(a) RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 58

(d) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(e)    Primarily managed money/wrap accounts.

(f) Neither Christopher Davis nor Kenneth Feinberg own any shares of Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(g)    Primarily managed money wrap accounts that require a minimum of $100,000.

(h)    The reporting information shown is as of Dec. 31, 2006.

POTENTIAL CONFLICTS OF INTEREST
(1) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

        RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(3) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 59
          purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(4) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions are generally applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades.

        Conflicts of interest, including employee personal securities trading, security selection, proxy voting and security allocation, those more material in nature, may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. To avoid such potential conflicts and harm to Systematic's clients, Systematic has adopted policies and procedures, including but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting and Trade Error Policies, which are accompanied by periodic testing and reviews, and are reasonably designed to detect such conflicts and protect the interests of its clients.

(5) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. WEDGE is therefore forced to consider the possible personal conflicts that occur for an analyst and portfolio manager as well as those for the firm when a security is recommended for purchase or sale. When trading securities, WEDGE must address the issues surrounding the selection of brokers to execute trades considering the personal conflicts of the trader and the firm's conflict to obtain best execution of client transactions versus offsetting the cost of research or selfishly enhancing its relationship with a broker/consultant for potential future gain. And finally, WEDGE must consider the implications that a limited supply or demand for a particular security poses on the allocation of that security across accounts. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.

(6) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

        Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 60
        from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.

(7) BHMS's portfolio managers manage one or more mutual funds as well as other types of accounts, such as separate accounts for institutions and individuals. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.

        BHMS has a fiduciary responsibility to all of the clients for which it manages accounts. BHMS seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. BHMS has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. All clients are managed identically whether BHMS receives an asset based fee, a performance based fee or a combination of the two. All client accounts are treated equally as all purchases and sales of securities are aggregated.

(8) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(9) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

        FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

   (10) Portfolio managers at River Road Asset Management (RRAM) may manage one or more mutual funds as well as other types of accounts, including separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RRAM monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics.

        RRAM has a fiduciary responsibility to all of the clients for which it manages accounts. RRAM seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RRAM has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

STRUCTURE OF COMPENSATION
   (11) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three year) performance of those accounts in

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 61
        relation to the relevant peer group universe. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers.

        Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

   (12) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
        (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle Investments employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle Investments employees at the same job level.

   (13) Kenneth Feinberg's compensation as a Davis Advisors employee consists of
        (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
        (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

   (14) Ron Mushock and Kevin McCreesh are partners of the firm and Co-Portfolio Managers for the strategy. Employee-owners receive income distributions scaled to the company's profit margins. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Other factors influencing the performance bonus include overall growth and profitability of the firm and client service responsibilities. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messrs. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees.

   (15) Incentive compensation plans at WEDGE have been structured to reward all professionals for their contribution to the overall growth and profitability of the firm. Compensation is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager. General Partners, including portfolio managers R. Michael James, Peter F. Bridge, and Paul M. VeZolles, are compensated via a percentage of the firm's net profitability following a peer review, which focuses on performance in their specific area of responsibility, as well as their contribution to the general management of the firm, and their importance to the firm in the future. Other investment professionals receive a competitive salary and bonus based on the firm's investment and business success and their specific contribution to that record.

   (16) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 62
        company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

   (17) In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semiannually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

   (18) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

   (19) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

        FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.

   (20) River Road's portfolio managers currently receive a base salary and bonus potential equivalent to 100% of base salary. Bonus award is based upon both assets under management and investment performance. Investment performance represents 70% of the portfolio manager's total bonus allocation and is based upon the manager's risk-adjusted three- and five-year rolling performance, versus peer group and benchmark indices, for the respective portfolios within the manager's purview. In the absence of at least a three-year performance record, a shorter period may be used. Additionally, each portfolio manager owns a significant equity interest in the firm and, as such, participates in overall firm profits.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 63

ADMINISTRATIVE SERVICES

FOR FUNDS OTHER THAN CORE EQUITY
Each fund, except for Core Equity (which is closed to new investors), has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:

            TABLE 17. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    -------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     12,000,000,000    $12,000,000,001 +
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                          0.080%            0.075%            0.070%             0.060%             0.050%
Global Bond
International Opportunity
Small Cap Advantage
Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
Core Bond                                 0.070%            0.065%            0.060%             0.050%             0.040%
Diversified Bond
Global Inflation Protected
  Securities
High Yield Bond
Income Opportunities
Short Duration U.S. Government
-------------------------------------------------------------------------------------------------------------------------------
Balanced                                  0.060%            0.055%            0.050%             0.040%             0.030%
Cash Management
Diversified Equity Income
Fundamental Value
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
S&P 500 Index
Select Value
-------------------------------------------------------------------------------------------------------------------------------



The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period.

                          TABLE 18. ADMINISTRATIVE FEES

-----------------------------------------------------------------------------------------------------------
                                                    ADMINISTRATIVE SERVICES FEES PAID IN         DAILY RATE
---------------------------------------------------------------------------------------------    APPLIED TO
FUND                                            2006*      2006**        2005         2004      FUND ASSETS
-----------------------------------------------------------------------------------------------------------
Balanced                                      $363,485   $1,246,324   $  892,514   $  848,543      0.054%
-----------------------------------------------------------------------------------------------------------
Cash Management                                193,956      447,159      228,193      247,439      0.057
-----------------------------------------------------------------------------------------------------------
Core Bond                                       14,651       41,986       19,968        8,608(a)   0.070
-----------------------------------------------------------------------------------------------------------
Diversified Bond                               523,528    1,289,984      863,405      850,274      0.063
-----------------------------------------------------------------------------------------------------------
Diversified Equity Income                      538,977    1,252,553      468,417      249,601      0.051
-----------------------------------------------------------------------------------------------------------
Emerging Markets                               124,511      284,260       98,265       30,118      0.080
-----------------------------------------------------------------------------------------------------------
Fundamental Value                               61,603       16,978(b)       N/A          N/A      0.060
-----------------------------------------------------------------------------------------------------------
Global Bond                                    189,002      489,934      289,959      222,142      0.078
-----------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities          112,213      176,325       16,066(c)       N/A      0.069
-----------------------------------------------------------------------------------------------------------
Growth                                         121,045      366,683      149,053      134,793      0.059
-----------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 64

-----------------------------------------------------------------------------------------------------------
                                                    ADMINISTRATIVE SERVICES FEES PAID IN         DAILY RATE
---------------------------------------------------------------------------------------------    APPLIED TO
FUND                                            2006*      2006**        2005         2004      FUND ASSETS
-----------------------------------------------------------------------------------------------------------
High Yield Bond                                261,944      840,455      625,083      530,418      0.066
-----------------------------------------------------------------------------------------------------------
Income Opportunities                            76,397       76,233       15,279        1,894(d)   0.070
-----------------------------------------------------------------------------------------------------------
International Opportunity                      316,870      976,719      593,033      467,329      0.076
-----------------------------------------------------------------------------------------------------------
Large Cap Equity                               615,503    1,726,620    1,227,017    1,042,910      0.050
-----------------------------------------------------------------------------------------------------------
Large Cap Value                                  4,563       10,525        5,559        1,389(a)   0.060
-----------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 136,195      315,127      151,155      131,373      0.059
-----------------------------------------------------------------------------------------------------------
Mid Cap Value                                   59,114       30,695          718(e)       N/A      0.060
-----------------------------------------------------------------------------------------------------------
S&P 500 Index                                   75,101      241,657      272,087      194,296      0.060
-----------------------------------------------------------------------------------------------------------
Select Value                                     5,413       15,197        9,292        1,942(a)   0.060
-----------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                 105,941      347,525      258,743      248,032      0.070
-----------------------------------------------------------------------------------------------------------
Small Cap Advantage                             57,935      190,322      132,967       95,110      0.080
-----------------------------------------------------------------------------------------------------------
Small Cap Value                                152,063      419,119      251,446      152,930      0.079
-----------------------------------------------------------------------------------------------------------


     * In 2006, the fund changed its fiscal year end from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

    ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006 .

   (a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

   (b) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

   (c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

   (d) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

   (e) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY SERVICES

FOR FUNDS OTHER THAN CORE EQUITY
Each fund, other than Core Equity (which is closed to new investors), has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

RiverSource Distributors, Inc. (RiverSource Distributors), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly-owned subsidiary of Ameriprise Financial, Inc., is the funds' principal underwriter. Each fund's shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

FOR FUNDS OTHER THAN CORE EQUITY
To help defray the cost of distribution and servicing, each fund, other than Core Equity (which is closed to new investors), approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with RiverSource Distributors. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.125% of the fund's average daily net assets.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 65

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by RiverSource Distributors. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund, other than Core Equity, paid 12b-1 fees as shown in the following table. Prior to Jan. 1, 2007 IDS Life Insurance Company ((IDS Life), now known as RiverSource Life Insurance Company) served as principal underwriter and distributor of the funds. The following 12b-1 fees were paid to IDS Life.

                              TABLE 19. 12B-1 FEES

FUND                                            FEES PAID DURING LAST FISCAL YEAR*   FEES PAID DURING LAST FISCAL YEAR**
------------------------------------------------------------------------------------------------------------------------
Balanced                                                    $  847,080                            $2,821,196
------------------------------------------------------------------------------------------------------------------------
Cash Management                                                423,265                               940,713
------------------------------------------------------------------------------------------------------------------------
Core Bond                                                       26,164                                75,382
------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                             1,039,343                             2,445,873
------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                    1,300,920                             2,845,725
------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                               194,711                               425,597
------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                              128,343                                35,371(a)
------------------------------------------------------------------------------------------------------------------------
Global Bond                                                    301,306                               762,389
------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                          200,968                               318,273
------------------------------------------------------------------------------------------------------------------------
Growth                                                         256,433                               746,056
------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                494,359                             1,541,872
------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                           136,426                               131,976
------------------------------------------------------------------------------------------------------------------------
International Opportunity                                      521,812                             1,580,636
------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                             1,538,178                             3,994,421
------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                  9,508                                22,190
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                 290,864                               636,199
------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                  123,158                                64,217
------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                  156,467                               467,272
------------------------------------------------------------------------------------------------------------------------
Select Value                                                    11,278                                32,221
------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                 189,183                               605,679
------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                             90,523                               292,753
------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                239,741                               635,371
------------------------------------------------------------------------------------------------------------------------



     * In 2006, the funds changed fiscal year ends from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

    ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

   (a) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 66

CUSTODIAN SERVICES

The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a subcustodian agreement with The Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of The Bank of New York or in other financial institutions as permitted by law and by the fund's subcustodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each in dependent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 67

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

      TABLE 20. FUND HISTORY TABLE FOR RIVERSOURCE VARIABLE PORTFOLIO FUNDS

                                                                                                      FISCAL
                                                   DATE OF    DATE BEGAN     FORM OF      STATE OF     YEAR
FUND*                                           ORGANIZATION  OPERATIONS  ORGANIZATION  ORGANIZATION   END*   DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE SERIES TRUST                  9/07(1)                    Trust          MA        12/31
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Balanced                      4/30/86                                            Yes
  Fund(2)
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Cash                         10/13/81                                            Yes
  Management Fund
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Core Bond                     2/4/04                                             Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Core Equity                   9/10/04                                            Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Diversified                  10/13/81                                            Yes
  Bond Fund(3)
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Diversified                   9/15/99                                            Yes
  Equity Income Fund
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Emerging                      5/1/00                                             Yes
  Markets Fund(2),(5)
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Fundamental                   5/1/06                                             Yes
  Value Fund
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global Bond                   5/1/96                                              No
  Fund
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global                        9/13/04                                             No
  Inflation Protected Securities Fund(4)
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Growth Fund                   9/15/99                                            Yes
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- High Yield                    5/1/96                                             Yes
  Bond Fund(3)
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Income                        6/1/04                                             Yes
  Opportunities Fund
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                            1/13/92                                            Yes
  Portfolio -- International Opportunity
  Fund(2),(5)
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Large Cap                    10/13/81                                            Yes
  Equity Fund(5)
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Large Cap                     2/4/04                                             Yes
  Value Fund
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid Cap                       5/1/01                                             Yes
  Growth Fund(2)
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid Cap                       5/2/05                                             Yes
  Value Fund
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- S&P 500                       5/1/00                                             Yes
  Index Fund
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Select                        2/4/04                                             Yes
  Value Fund
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Short                         9/15/99                                            Yes
  Duration U.S. Government Fund(3)
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Small Cap                     9/15/99                                            Yes
  Advantage Fund
---------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Small Cap                     8/14/01                                            Yes
  Value Fund
---------------------------------------------------------------------------------------------------------------------------


     * For all funds except Core Equity, effective April 13, 2006, the fiscal year end was changed from Aug. 31 to Dec. 31.

    ** If a non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from non-diversified to diversified. A diversified fund may convert to non-diversified status only with shareholder approval.

   (1) Prior to January 2008, the assets in the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

   (2) Effective Oct. 1, 2005, VP -- Equity Select Fund changed its name to VP -- Mid Cap Growth Fund, VP -- Threadneedle Emerging Markets Fund changed its name to VP -- Emerging Markets Fund, VP -- Threadneedle International Fund changed its name to VP -- International Opportunity Fund, and VP -- Managed Fund changed its name to VP -- Balanced Fund.

   (3) Effective June 27, 2003, VP -- Bond Fund changed its name to
       VP -- Diversified Bond Fund, VP -- Extra Income Fund changed its name to VP -- High Yield Bond Fund and VP -- Federal Income Fund changed its name to VP -- Short Duration U.S. Government Fund.

   (4) Effective June 8, 2005, VP -- Inflation Protected Securities Fund changed its name to VP -- Global Inflation Protected Securities Fund.

   (5) Effective July 9, 2004, VP -- Capital Resource Fund changed its name to VP -- Large Cap Equity Fund, VP -- Emerging Markets Fund changed its name to VP -- Threadneedle Emerging Markets Fund and VP -- International Fund changed its name to VP -- Threadneedle International Fund.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 68

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of each fund's Board members. Each member oversees 104 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

                             TABLE 21. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS


                                     POSITION
                                       HELD
                                    WITH FUNDS
                                        AND
                                     LENGTH OF       PRINCIPAL OCCUPATION             OTHER               COMMITTEE
        NAME, ADDRESS, AGE            SERVICE       DURING PAST FIVE YEARS        DIRECTORSHIPS          MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz                     Board member  Chief Justice, Minnesota     None                  Board Governance,
901 S. Marquette Ave.              since 2006    Supreme Court, 1998-2006;                          Investment Review,
Minneapolis, MN 55402                            Attorney                                           Joint Audit
Age 53
------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson                    Board member  Chair, RiverSource Funds,    None                  Board Governance,
901 S. Marquette Ave.              since 1999    1999-2006; former Governor                         Compliance
Minneapolis, MN 55402                            of Minnesota                                       Contracts,
Age 73                                                                                              Executive,
                                                                                                    Investment Review
------------------------------------------------------------------------------------------------------------------------
Pamela G. Carlton                  Board member  President, Springboard-      None                  Investment Review,
901 S. Marquette Ave.              since 2007    Partners in Cross Cultural                         Joint Audit
Minneapolis, MN 55402                            Leadership (consulting
Age 53                                           company)
------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn                  Board member  Trustee Professor of         None                  Board Governance,
901 S. Marquette Ave.              since 2004    Economics and Management,                          Contracts,
Minneapolis, MN 55402                            Bentley College; former                            Investment Review
Age 57                                           Dean, McCallum Graduate
                                                 School of Business, Bentley
                                                 College
------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                      Board member  Attorney and Consultant      None                  Board Governance,
901 S. Marquette Ave.              since 1985                                                       Compliance,
Minneapolis, MN 55402                                                                               Executive,
Age 72                                                                                              Investment Review,
                                                                                                    Joint Audit
------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA               Board member  Former Managing Director,    American Progressive  Investment Review,
901 S. Marquette Ave.              since 2005    Shikiar Asset Management     Insurance             Joint Audit
Minneapolis, MN 55402
Age 72
------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.              Board member  President Emeritus and       Valmont Industries,   Board Governance,
901 S. Marquette Ave.              since 2002    Professor of Economics,      Inc. (manufactures    Compliance,
Minneapolis, MN 55402              and Chair of  Carleton College             irrigation systems)   Contracts,
Age 68                             the Board                                                        Executive,
                                   since 2007                                                       Investment Review
------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia             Board member  Director, Enterprise Asset   None                  Compliance,
901 S. Marquette Ave.              since 2004    Management, Inc. (private                          Contracts,
Minneapolis, MN 55402                            real estate and asset                              Executive,
Age 55                                           management company)                                Investment Review
------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby               Board member  Chief Executive Officer and  Idera                 Contracts,
901 S. Marquette Ave.              since 2002    Director, RiboNovix, Inc.    Pharmaceuticals,      Executive,
Minneapolis, MN 55402                            since 2003 (biotechnology);  Inc.                  Investment Review
Age 63                                           former President, Forester   (biotechnology);
                                                 Biotech                      Healthways, Inc.
                                                                              (health management
                                                                              programs)
========================================================================================================================





RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 69

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


                                     POSITION
                                       HELD
                                    WITH FUNDS
                                        AND
                                     LENGTH OF      PRINCIPAL OCCUPATION             OTHER               COMMITTEE
        NAME, ADDRESS, AGE            SERVICE      DURING PAST FIVE YEARS        DIRECTORSHIPS          MEMBERSHIPS
-----------------------------------------------------------------------------------------------------------------------
William F. Truscott                Board member  President - U.S. Asset      None                  Investment Review
53600 Ameriprise Financial Center  since 2001,   Management and Chief
Minneapolis, MN 55474              Vice          Investment Officer,
Age 47                             President     Ameriprise Financial, Inc.
                                   since 2002    and President, Chairman of
                                                 the Board and Chief
                                                 Investment Officer,
                                                 RiverSource Investments,
                                                 LLC since 2005; Director,
                                                 President, and Chief
                                                 Executive Officer,
                                                 Ameriprise Certificate
                                                 Company since 2006;
                                                 Chairman of the Board,
                                                 Chief Executive Officer
                                                 and President, RiverSource
                                                 Distributors, Inc. since
                                                 2006; Senior Vice
                                                 President - Chief
                                                 Investment Officer,
                                                 Ameriprise Financial, Inc.
                                                 and Chairman of the Board
                                                 and Chief Investment
                                                 Officer, RiverSource
                                                 Investments, LLC, 2001-
                                                 2005
=======================================================================================================================




  * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                             TABLE 22. FUND OFFICERS


                                      POSITION HELD WITH FUNDS AND                  PRINCIPAL OCCUPATION
        NAME, ADDRESS, AGE                 LENGTH OF SERVICE                       DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan                President since 2006                Senior Vice President and General Manager
172 Ameriprise Financial Center                                        Mutual Funds, RiverSource Investments, LLC
Minneapolis, MN 55474                                                  since 2006; Director and Vice
Age 42                                                                 President - Asset Management, Products and
                                                                       Marketing, RiverSource Distributors, Inc.
                                                                       since 2006; Managing Director and Global Head
                                                                       of Product, Morgan Stanley Investment
                                                                       Management, 2004-2006; President, Touchstone
                                                                       Investments, 2002-2004
--------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                 Vice President since 2004           Executive Vice President - Equity and Fixed
172 Ameriprise Financial Center                                        Income, Ameriprise Financial, Inc. and
Minneapolis, MN 55474                                                  RiverSource Investments, LLC since 2006; Vice
Age 43                                                                 President - Investments, Ameriprise
                                                                       Certificate Company since 2003; Senior Vice
                                                                       President - Fixed Income, Ameriprise
                                                                       Financial, Inc. 2002-2006 and RiverSource
                                                                       Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------------------
Amy K. Johnson                     Vice President since 2006           Vice President - Asset Management and Trust
5228 Ameriprise Financial Center                                       Company Services, RiverSource Investments,
Minneapolis, MN 55474                                                  LLC since 2006; Vice President - Operations
Age 42                                                                 and Compliance, RiverSource Investments, LLC,
                                                                       2004-2006; Director of Product
                                                                       Development - Mutual Funds, Ameriprise
                                                                       Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                     Treasurer since 2002                Vice President - Investment Accounting,
105 Ameriprise Financial Center                                        Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                                                  Financial Officer, RiverSource Distributors,
Age 52                                                                 Inc. since 2006
--------------------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 70

                                      POSITION HELD WITH FUNDS AND                  PRINCIPAL OCCUPATION
        NAME, ADDRESS, AGE                 LENGTH OF SERVICE                       DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Scott R. Plummer                   Vice President, General            Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center   Counsel and Secretary              Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474              since 2006                         2005; Chief Counsel, RiverSource Distributors,
Age 48                                                                Inc. since 2006; Vice President, General
                                                                      Counsel and Secretary, Ameriprise Certificate
                                                                      Company since 2005; Vice President - Asset
                                                                      Management Compliance, Ameriprise Financial,
                                                                      Inc., 2004-2005; Senior Vice President and
                                                                      Chief Compliance Officer, USBancorp Asset
                                                                      Management, 2002-2004
--------------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers                Chief Compliance Officer            U.S. Asset Management Chief Compliance
172 Ameriprise Financial Center    since 2006                          Officer, RiverSource Investments, LLC since
Minneapolis, MN 55474                                                  2006; Director - Mutual Funds, Voyageur Asset
Age 47                                                                 Management, 2003-2006; Director of Finance,
                                                                       Voyageur Asset Management, 2000-2003
--------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                     Money Laundering                    Compliance Director and Anti-Money Laundering
2934 Ameriprise Financial Center   Prevention Officer                  Officer, Ameriprise Financial, Inc. since
Minneapolis, MN 55474              since 2004                          2004; Manager Anti-Money Laundering,
Age 43                                                                 Ameriprise Financial, Inc., 2003-2004;
                                                                       Compliance Director and Bank Secrecy Act
                                                                       Officer, American Express Centurion Bank,
                                                                       2000-2003
--------------------------------------------------------------------------------------------------------------------



RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK
BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee held 5 meetings during the last fiscal year.

COMPLIANCE COMMITTEE -- Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters. The committee was established December 2006.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. The committee held 6 meetings during the last fiscal year.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board. The committee held 1 meeting during the last fiscal year.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. The committee held 5 meetings during the last fiscal year.

JOINT AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting,

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 71
internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee held 6 meetings during the last fiscal year.

BOARD MEMBER HOLDINGS

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2007 of all funds overseen by the Board members. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

                  TABLE 23. BOARD MEMBER HOLDINGS -- ALL FUNDS

Based on net asset values as of Dec. 31, 2007

                                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF
                                                                      ALL
                 BOARD MEMBER                           FUNDS OVERSEEN BY BOARD MEMBER
----------------------------------------------------------------------------------------------
Kathleen Blatz                                                   Over $100,000
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                  Over $100,000
----------------------------------------------------------------------------------------------
Pamela G. Carlton                                                    None
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                               Over $100,000*
----------------------------------------------------------------------------------------------
Anne P. Jones                                                    Over $100,000
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                      None
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                           Over $100,000*
----------------------------------------------------------------------------------------------
Catherine James Paglia                                          Over $100,000*
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                             Over $100,000
----------------------------------------------------------------------------------------------
William F. Truscott                                              Over $100,000
==============================================================================================




  * Includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the RiverSource funds in the fiscal year ended Dec. 31, 2006.

                TABLE 24. BOARD MEMBER COMPENSATION -- ALL FUNDS

                                            PENSION OR RETIREMENT       TOTAL CASH COMPENSATION FROM RIVERSOURCE FUNDS
            BOARD MEMBER(A)             BENEFITS PAID TO BOARD MEMBER                PAID TO BOARD MEMBER
----------------------------------------------------------------------------------------------------------------------
Kathleen Blatz                                       N/A                                   $125,100
----------------------------------------------------------------------------------------------------------------------
Arne H. Carlson(b)                                $33,000(b)                                358,000
----------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn                                    N/A                                    125,650(c)
----------------------------------------------------------------------------------------------------------------------
Anne P. Jones                                        N/A                                    150,050
----------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind                                      N/A                                    145,050
----------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                N/A                                    150,600(c)
----------------------------------------------------------------------------------------------------------------------
Catherine James Paglia                               N/A                                    130,650(c)
----------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor(d)                                    N/A                                    102,567
----------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                 N/A                                    125,650
======================================================================================================================




   (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board. Ms. Carlton was not a Board member as of Dec. 31, 2006 and therefore is not represented in the table.

   (b) Mr. Carlson served as Chair of the Board through Dec. 31, 2006. The amount is based on Mr. Carlson's base annual compensation for serving as Chair of the Board through Dec. 31, 2006. Additionally, during the time he served as Chair of the Board, from March 1, 1999 to Dec. 31, 2006, Mr. Carlson was provided health and certain other benefits, including participation in a Qualified Retirement Plan (QRP) and

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 72
       a Supplemental Retirement Plan (SRP). Under the QRP, subject to limits imposed by applicable law (the Dollar Limits), Mr. Carlson earned annually 15% of the non-deferred portion of his base annual compensation. The QRP payments were fully funded by the funds in the year that they were earned by Mr. Carlson. The above table reflects the amount paid ($33,000) pursuant to the QRP during the fiscal period. To the extent the 15% amount exceeded the Dollar Limits in any year, the excess was recorded for the benefit of Mr. Carlson under the SRP. These SRP amounts were accrued as liabilities of the funds. Table 26B shows the amount of the SRP accrual in each year for the benefit of Mr. Carlson. Total base annual compensation from the RiverSource funds paid to Mr. Carlson for 2006 (not including retirement benefits) was $325,000.

   (c) Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $62,825, $37,650 and $130,650, respectively. Amount deferred by fund is set forth in Table 27. Additional information regarding the deferred compensation plan is described below.

   (d) Ms. Pryor ceased service as a member of the Board, effective Jan, 11, 2007. (She had commenced serving on the Board on Feb. 15, 2006.)

      TABLE 25. SUPPLEMENTAL BOARD MEMBER RETIREMENT BENEFITS -- ALL FUNDS

                                         1999    2000    2001    2002    2003      2004      2005      2006
------------------------------------------------------------------------------------------------------------
Arne H. Carlson*                       $13,200    --    $3,750    --    $4,950   $18,000   $17,250   $15,750
------------------------------------------------------------------------------------------------------------



  * Retirement benefit amounts in excess of the Dollar Limits were accrued annually for the benefit of Mr. Carlson in a SRP. This table shows the amount of such accruals. Because of his retirement as Chair, the SRP amounts are now payable to Mr. Carlson. In this regard, it is expected that the total accrued retirement benefits under the SRP, equal to approximately $82,000 (which includes earnings and interest on the contributed amounts set forth in the table), will be paid to Mr. Carlson in January 2008. SRP payments are funded by the funds. As of January 2007, neither the Chair nor any Board member earns retirement benefits.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2008, independent Board members will be paid an annual retainer of $95,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2008, the Board's Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

COMPENSATION FROM EACH FUND. The following tables show the compensation paid to independent Board members from each fund during the fiscal year ended Dec. 31, 2006.

             TABLE 26. BOARD MEMBER COMPENSATION -- INDIVIDUAL FUNDS

                                                                AGGREGATE COMPENSATION FROM FUND
                                     --------------------------------------------------------------------------------------
                                                                                                                   TAUNTON-
FUND*                                 BLATZ   CARLSON**    FLYNN    JONES   LAIKIND    LEWIS   PAGLIA   PRYOR***     RIGBY
---------------------------------------------------------------------------------------------------------------------------
Balanced -- total                    $3,609    $10,373    $3,640   $4,323    $4,181   $4,354   $3,781    $2,912     $3,640
Amount deferred                           0          0     1,820        0         0    1,088    3,781         0          0
---------------------------------------------------------------------------------------------------------------------------

RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 73

                                                                AGGREGATE COMPENSATION FROM FUND
                                     --------------------------------------------------------------------------------------
                                                                                                                   TAUNTON-
FUND*                                 BLATZ   CARLSON**    FLYNN    JONES   LAIKIND    LEWIS   PAGLIA   PRYOR***     RIGBY
---------------------------------------------------------------------------------------------------------------------------
Cash Management -- total              1,258      3,580     1,250    1,514     1,468    1,506    1,296     1,051      1,250
Amount deferred                           0          0       650        0         0      376    1,296         0          0
---------------------------------------------------------------------------------------------------------------------------
Core Bond -- total                      100        286       100      120       116      120      105        82        101
Amount deferred                           0          0        50        0         0       30      105         0          0
---------------------------------------------------------------------------------------------------------------------------
Core Equity -- total                    742      2,130       748      889       859      895      777       602        748
Amount deferred                           0          0       374        0         0      224      777         0          0
---------------------------------------------------------------------------------------------------------------------------
Diversified Bond -- total             3,236      9,227     3,230    3,888     3,763    3,881    3,354     2,691      3,230
Amount deferred                           0          0     1,615        0         0      970    3,354         0          0
---------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income -- total    3,910     11,035     3,876    4,709     4,542    4,674    4,042     3,370      3,875
Amount deferred                           0          0     1,938        0         0    1,169    4,042         0          0
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets -- total               600      1,683       593      722       694      716      621       527        593
Amount deferred                           0          0       297        0         0      179      621         0          0
---------------------------------------------------------------------------------------------------------------------------
Fundamental Value -- total               83        224        73      103       103       93       73        83         73
Amount deferred                           0          0        37        0         0       23       73         0          0
---------------------------------------------------------------------------------------------------------------------------
Global Bond -- total                  1,002      2,855     1,001    1,203     1,164    1,202    1,040       833      1,001
Amount deferred                           0          0       500        0         0      301    1,040         0          0
---------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
Securities -- total                      90        260        91      108       104      109       95        72         91
Amount deferred                           0          0        46        0         0       27       95         0          0
---------------------------------------------------------------------------------------------------------------------------
Growth -- total                       1,008      2,846     1,004    1,211     1,165    1,207    1,050       870      1,004
Amount deferred                           0          0       502        0         0      302    1,050         0          0
---------------------------------------------------------------------------------------------------------------------------
High Yield Bond -- total              2,000      5,728     2,011    2,399     2,319    2,409    2,091     1,635      2,011
Amount deferred                           0          0     1,005        0         0      602    2,091         0          0
---------------------------------------------------------------------------------------------------------------------------
Income Opportunities -- total           204        564       196      248       240      239      203       188        196
Amount deferred                           0          0        98        0         0       60      203         0          0
---------------------------------------------------------------------------------------------------------------------------
International Opportunity -- total    2,075      5,916     2,081    2,491     2,403    2,497    2,168     1,724      2,081
Amount deferred                           0          0     1,040        0         0      624    2,168         0          0
---------------------------------------------------------------------------------------------------------------------------
Large Cap Equity -- total             6,088     17,211     6,040    7,311     7,042    7,263    6,309     5,346      6,040
Amount deferred                           0          0     3,020        0         0    1,816    6,309         0          0
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value(a) -- total
Amount deferred                         N/A        N/A       N/A      N/A       N/A      N/A      N/A       N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth -- total               1,148      3,204     1,126    1,382     1,326    1,359    1,182     1,072      1,126
Amount deferred                           0          0       563        0         0      340    1,182       971          0
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value -- total                  113        304       104      139       136      129      107       113        104
Amount deferred                           0          0        52        0         0       32      107         0          0
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index -- total                  610      1,745       613      731       707      734      637       499        613
Amount deferred                           0          0       306        0         0      184      637         0          0
---------------------------------------------------------------------------------------------------------------------------
Select Value -- total                    38        107        38       45        44       45       39        31         38
Amount deferred                           0          0        19        0         0       11       39         0          0
---------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.
Government -- total                     779      2,229       783      934       902      938      814       637        783
Amount deferred                           0          0       391        0         0      235      814         0          0
---------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage -- total            385      1,101       387      461       445      464      403       315        387
Amount deferred                           0          0       194        0         0      116      403         0          0
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value -- total                851      2,417       850    1,023       986    1,022      887       718        850
Amount deferred                           0          0       425        0         0      255      887         0          0
---------------------------------------------------------------------------------------------------------------------------



      * In 2006, all funds except Core Equity changed fiscal year ends from Aug. 31 to Dec. 31. The information shown is from Jan. 1, 2006 through Dec. 31, 2006.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 74

     ** Mr. Carlson served as Chair of the Board through Dec. 31, 2006. For Mr.
        Carlson, aggregate compensation is based initially on the total annual cash compensation in Table 26A, including payments under the Qualified Retirement Plan, but for purposes of this Table 27 is (1) estimated for each fund based on the relative net assets of all funds for fiscal periods ending on or before Dec. 31, 2006, and is (2) limited for each fund to compensation paid by the fund subsequent to Jan. 1, 2006, accrued through the fund's fiscal period end.

    *** Ms. Pryor ceased service as a member of the Board, effective Jan. 11, 2007.

    (a) Through Dec. 31, 2006, no fees or expenses were paid or reimbursed from funds to Board members until the assets of a fund reached $20 million.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

RiverSource Life Insurance Company (RiverSource Life) and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant's motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals an Aug. 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Board of Directors/Trustees.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 75

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in the funds' Annual Report will be audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.


RiverSource Variable Portfolio Funds - Statement of Additional
Information - Dec. 17, 2007                                              Page 76

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

    - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    - Nature of and provisions of the obligation.

    - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.


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Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


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INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


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STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


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FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


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

                                                                      APPENDIX B

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                            S-6466-20 AF (12/07)


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